UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/18

Item 1. Schedule of Investments.

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2018 (unaudited)
Franklin Adjustable U.S. Government Securities Fund
	Principal
	Amount	Value

Mortgage-Backed Securities 97.0%
[a] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 21.7%
FHLMC, 1.979%, (11th District COF +/- MBS Margin), 7/01/18 - 8/01/18	$14,839	$14,777
FHLMC, 3.099%, (12-month USD LIBOR +/- MBS Margin), 9/01/35	7,541,323	7,806,553
FHLMC, 3.034% - 3.125%, (6-month USD LIBOR +/- MBS Margin), 4/01/36 - 1/01/37	2,046,404	2,123,981
FHLMC, 3.138%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	4,155,024	4,323,490
FHLMC, 3.091% - 3.20%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34 - 11/01/36	7,856,402	8,306,817
FHLMC, 3.295%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	4,835,202	5,110,914
FHLMC, 3.213% - 3.32%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33 - 3/01/37	6,669,431	7,035,737
FHLMC, 3.324%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	4,166,164	4,394,022
FHLMC, 3.362%, (12-month USD LIBOR +/- MBS Margin), 12/01/35	4,219,121	4,430,534
FHLMC, 3.062% - 3.437%, (12-month USD LIBOR +/- MBS Margin), 1/01/36 - 5/01/38	8,493,475	8,868,522
FHLMC, 3.444%, (12-month USD LIBOR +/- MBS Margin), 12/01/35	4,409,547	4,640,131
FHLMC, 3.321% - 3.459%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35 - 4/01/37	8,348,566	8,794,608
FHLMC, 3.475%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	3,780,635	3,974,994
FHLMC, 3.48% - 3.50%, (12-month USD LIBOR +/- MBS Margin), 1/01/37 - 10/01/38	8,605,697	9,023,710
FHLMC, 3.503%, (12-month USD LIBOR +/- MBS Margin), 9/01/37	25,861,503	27,207,993
FHLMC, 3.507%, (12-month USD LIBOR +/- MBS Margin), 11/01/35	3,810,835	4,015,944
FHLMC, 3.50% - 3.53%, (12-month USD LIBOR +/- MBS Margin), 11/01/36 - 4/01/40	7,910,271	8,287,568
FHLMC, 3.53%, (12-month USD LIBOR +/- MBS Margin), 11/01/37	4,666,739	4,902,710
FHLMC, 3.545%, (12-month USD LIBOR +/- MBS Margin), 7/01/35	10,200,207	10,767,318
FHLMC, 3.533% - 3.554%, (12-month USD LIBOR +/- MBS Margin), 6/01/35 - 3/01/38	7,458,888	7,861,650
FHLMC, 3.556% - 3.595%, (12-month USD LIBOR +/- MBS Margin), 11/01/35 - 11/01/41	7,863,965	8,264,791
FHLMC, 3.598% - 3.629%, (12-month USD LIBOR +/- MBS Margin), 3/01/37 - 3/01/38	7,579,098	7,993,551
FHLMC, 3.64%, (12-month USD LIBOR +/- MBS Margin), 10/01/41	5,426,226	5,692,781
FHLMC, 3.677%, (12-month USD LIBOR +/- MBS Margin), 6/01/37	9,610,224	10,186,563
FHLMC, 3.633% - 3.681%, (12-month USD LIBOR +/- MBS Margin), 12/01/34 - 11/01/36	7,142,813	7,525,196
FHLMC, 3.716%, (12-month USD LIBOR +/- MBS Margin), 8/01/34	1,941,972	2,061,028
FHLMC, 3.774%, (12-month USD LIBOR +/- MBS Margin), 11/01/40	4,897,048	5,159,529
FHLMC, 3.923%, (12-month USD LIBOR +/- MBS Margin), 1/01/37	3,961,707	4,225,886
FHLMC, 3.605% - 4.653%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/34 - 7/01/35	3,621,046	3,942,177
		196,943,475
[a] Federal National Mortgage Association (FNMA) Adjustable Rate 75.2%
FNMA, 2.615%, (11th District COF +/- MBS Margin), 8/01/37	3,698,342	3,809,022
FNMA, 2.875%, (US 2 Year CMT T-Note +/- MBS Margin), 8/01/19	339	338
FNMA, 1.973% - 2.915%, (6-month USD LIBOR +/- MBS Margin), 6/01/21 - 3/01/38.	8,777,643	9,025,894
FNMA, 2.915% - 3.022%, (6-month USD LIBOR +/- MBS Margin), 9/01/21 - 1/01/37.	7,747,619	8,011,325
FNMA, 2.027% - 3.036%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/18 - 5/01/38	8,385,680	8,725,105
FNMA, 3.023% - 3.05%, (6-month USD LIBOR +/- MBS Margin), 9/01/24 - 7/01/37.	5,512,473	5,735,292
FNMA, 3.05% - 3.067%, (6-month USD LIBOR +/- MBS Margin), 4/01/33 - 4/01/36.	6,115,096	6,340,832
FNMA, 3.068%, (6-month USD LIBOR +/- MBS Margin), 3/01/35	3,783,461	3,927,747
FNMA, 3.077%, (6-month USD LIBOR +/- MBS Margin), 12/01/34	6,380,392	6,606,428
FNMA, 2.679% - 3.085%, (12-month USD LIBOR +/- MBS Margin), 3/01/33 - 2/01/39	6,917,897	7,154,440
FNMA, 3.069% - 3.115%, (6-month USD LIBOR +/- MBS Margin), 2/01/33 - 2/01/37.	8,710,057	9,060,847
FNMA, 3.085% - 3.116%, (12-month USD LIBOR +/- MBS Margin), 7/01/33 - 1/01/36	8,408,729	8,711,358
FNMA, 3.118% - 3.139%, (12-month USD LIBOR +/- MBS Margin), 10/01/34 - 10/01/37	5,881,425	6,098,673
FNMA, 2.332% - 3.153%, (1 Year CMT +/- MBS Margin), 12/01/26 - 11/01/44	8,799,165	9,036,625
FNMA, 3.149% - 3.174%, (12-month USD LIBOR +/- MBS Margin), 4/01/34 - 4/01/38	8,671,533	9,009,680
FNMA, 3.177%, (12-month USD LIBOR +/- MBS Margin), 7/01/35	3,917,187	4,078,892
FNMA, 2.115% - 3.18%, (1-month USD LIBOR +/- MBS Margin), 10/01/26 - 10/01/34	610,304	621,327
FNMA, 3.118% - 3.186%, (6-month USD LIBOR +/- MBS Margin), 11/01/32 - 8/01/37	7,875,706	8,187,565
FNMA, 3.036% - 3.209%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/18 - 9/01/39	8,628,471	9,052,189
FNMA, 3.211%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	9,320,076	9,705,372

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Adjustable U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[a] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.176% - 3.222%, (12-month USD LIBOR +/- MBS Margin), 2/01/33 - 3/01/42	$8,646,503	$8,993,487
FNMA, 3.236%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	6,296,392	6,653,974
FNMA, 3.21% - 3.258%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/19 - 1/01/40	8,601,768	9,046,534
FNMA, 3.265%, (12-month USD LIBOR +/- MBS Margin), 5/01/39	7,720,614	8,062,965
FNMA, 3.223% - 3.267%, (12-month USD LIBOR +/- MBS Margin), 6/01/33 - 12/01/43	6,626,314	6,909,742
FNMA, 3.268%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	21,428,170	22,677,174
FNMA, 3.303%, (11th District COF +/- MBS Margin), 4/01/34	22,882,019	23,952,211
FNMA, 3.258% - 3.31%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/19 - 9/01/39	7,853,819	8,254,457
FNMA, 3.268% - 3.31%, (12-month USD LIBOR +/- MBS Margin), 9/01/32 - 4/01/38.	8,707,892	9,086,077
FNMA, 3.321%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/36	5,540,506	5,857,579
FNMA, 3.311% - 3.34%, (12-month USD LIBOR +/- MBS Margin), 3/01/33 - 12/01/39	8,677,235	9,080,985
FNMA, 3.34%, (12-month USD LIBOR +/- MBS Margin), 3/01/37	5,918,435	6,193,380
FNMA, 3.341% - 3.362%, (12-month USD LIBOR +/- MBS Margin), 9/01/32 - 10/01/37	7,769,128	8,124,726
FNMA, 3.365%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	5,679,227	5,951,308
FNMA, 3.367%, (12-month USD LIBOR +/- MBS Margin), 8/01/37	3,742,384	3,913,066
FNMA, 3.363% - 3.373%, (12-month USD LIBOR +/- MBS Margin), 12/01/32 - 8/01/37	8,227,897	8,630,484
FNMA, 3.312% - 3.375%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/19 - 5/01/38	8,525,957	8,949,749
FNMA, 3.373% - 3.377%, (12-month USD LIBOR +/- MBS Margin), 4/01/33 - 7/01/38	6,989,090	7,300,520
FNMA, 3.378%, (12-month USD LIBOR +/- MBS Margin), 11/01/34	5,207,394	5,461,888
FNMA, 3.377% - 3.381%, (12-month USD LIBOR +/- MBS Margin), 12/01/32 - 8/01/37	7,112,685	7,457,407
FNMA, 3.382% - 3.389%, (12-month USD LIBOR +/- MBS Margin), 4/01/33 - 2/01/36	8,134,045	8,517,903
FNMA, 3.389% - 3.401%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 3/01/41	8,219,564	8,590,818
FNMA, 3.401% - 3.41%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 11/01/42	8,654,651	9,062,167
FNMA, 3.411% - 3.416%, (12-month USD LIBOR +/- MBS Margin), 3/01/33 - 7/01/38	5,815,028	6,084,219
FNMA, 3.417%, (12-month USD LIBOR +/- MBS Margin), 3/01/35	8,647,751	9,104,362
FNMA, 3.416% - 3.421%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 8/01/38	8,325,615	8,754,185
FNMA, 3.422%, (12-month USD LIBOR +/- MBS Margin), 1/01/39	6,622,555	6,965,219
FNMA, 3.423%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	5,189,073	5,440,318
FNMA, 3.435%, (12-month USD LIBOR +/- MBS Margin), 11/01/34	6,140,245	6,458,088
FNMA, 3.421% - 3.436%, (12-month USD LIBOR +/- MBS Margin), 4/01/32 - 4/01/40	7,983,894	8,380,601
FNMA, 3.449%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	5,427,491	5,692,786
FNMA, 3.437% - 3.45%, (12-month USD LIBOR +/- MBS Margin), 2/01/32 - 3/01/40.	7,942,322	8,331,064
FNMA, 3.45% - 3.454%, (12-month USD LIBOR +/- MBS Margin), 2/01/33 - 8/01/39.	7,815,160	8,205,809
FNMA, 3.454% - 3.46%, (12-month USD LIBOR +/- MBS Margin), 12/01/32 - 8/01/39	8,521,466	8,941,291
FNMA, 3.465%, (12-month USD LIBOR +/- MBS Margin), 9/01/37	3,657,334	3,840,436
FNMA, 3.25% - 3.466%, (Federal COF +/- MBS Margin), 7/01/18 - 2/01/29	19,399	19,479
FNMA, 3.468%, (12-month USD LIBOR +/- MBS Margin), 9/01/40	3,801,448	3,994,381
FNMA, 3.469%, (12-month USD LIBOR +/- MBS Margin), 9/01/39	4,122,877	4,338,917
FNMA, 3.47%, (12-month USD LIBOR +/- MBS Margin), 11/01/35	3,781,210	3,978,283
FNMA, 3.461% - 3.472%, (12-month USD LIBOR +/- MBS Margin), 3/01/33 - 7/01/42	8,433,740	8,862,990
FNMA, 3.473% - 3.479%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 4/01/37	6,955,979	7,308,073
FNMA, 3.479%, (12-month USD LIBOR +/- MBS Margin), 9/01/36	3,630,631	3,808,656
FNMA, 3.482%, (12-month USD LIBOR +/- MBS Margin), 12/01/36	3,593,922	3,776,281
FNMA, 3.378% - 3.483%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/19 - 7/01/40	8,460,250	8,841,317
FNMA, 3.48% - 3.489%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 2/01/39.	8,633,939	9,077,012
FNMA, 3.489% - 3.497%, (12-month USD LIBOR +/- MBS Margin), 11/01/33 - 11/01/42	8,385,234	8,783,726
FNMA, 3.498% - 3.505%, (12-month USD LIBOR +/- MBS Margin), 3/01/32 - 11/01/41	8,353,230	8,762,751
FNMA, 3.505% - 3.512%, (12-month USD LIBOR +/- MBS Margin), 4/01/34 - 3/01/40	6,825,700	7,182,811
FNMA, 3.523%, (12-month USD LIBOR +/- MBS Margin), 8/01/35	3,876,004	4,090,767
FNMA, 3.513% - 3.527%, (12-month USD LIBOR +/- MBS Margin), 9/01/33 - 3/01/37	8,243,991	8,679,914
FNMA, 3.527% - 3.54%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 10/01/37	7,248,934	7,639,862
FNMA, 3.547%, (12-month USD LIBOR +/- MBS Margin), 7/01/40	5,083,722	5,340,011

|2

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Adjustable U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[a] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.54% - 3.55%, (12-month USD LIBOR +/- MBS Margin), 10/01/18 - 8/01/40.	$6,478,731	$6,808,876
FNMA, 3.562%, (12-month USD LIBOR +/- MBS Margin), 2/01/43	3,907,827	4,103,939
FNMA, 3.55% - 3.564%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 1/01/42.	6,407,543	6,756,252
FNMA, 3.564% - 3.57%, (12-month USD LIBOR +/- MBS Margin), 9/01/33 - 3/01/47.	8,354,429	8,798,246
FNMA, 3.576%, (12-month USD LIBOR +/- MBS Margin), 5/01/40	5,128,209	5,384,007
FNMA, 3.579%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	5,500,324	5,808,507
FNMA, 3.571% - 3.581%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 1/01/41	8,599,506	9,062,711
FNMA, 3.585%, (12-month USD LIBOR +/- MBS Margin), 3/01/41	7,297,097	7,654,308
FNMA, 3.593%, (12-month USD LIBOR +/- MBS Margin), 1/01/37	6,262,319	6,629,406
FNMA, 3.582% - 3.604%, (12-month USD LIBOR +/- MBS Margin), 2/01/33 - 5/01/48	7,943,577	8,385,040
FNMA, 3.604% - 3.607%, (12-month USD LIBOR +/- MBS Margin), 1/01/34 - 4/01/38	8,215,966	8,656,951
FNMA, 3.614% - 3.635%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 4/01/44	8,322,185	8,775,254
FNMA, 3.636%, (12-month USD LIBOR +/- MBS Margin), 6/01/35	4,558,835	4,820,492
FNMA, 3.636% - 3.685%, (12-month USD LIBOR +/- MBS Margin), 6/01/33 - 5/01/40	8,423,229	8,902,501
FNMA, 2.655% - 3.75%, (US 3 Year CMT T-Note +/- MBS Margin), 12/01/19 - 1/01/35	1,063,016	1,102,665
FNMA, 3.686% - 3.791%, (12-month USD LIBOR +/- MBS Margin), 7/01/33 - 5/01/48	5,358,632	5,661,592
FNMA, 3.793%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	4,912,609	5,173,763
FNMA, 3.483% - 3.827%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/18 - 2/01/38	8,681,464	9,082,868
FNMA, 3.159% - 4.025%, (1 Year CMT +/- MBS Margin), 1/01/27 - 10/01/36	3,764,577	3,953,354
FNMA, 3.481% - 4.042%, (US 5 Year CMT T-Note +/- MBS Margin), 6/01/25 - 2/01/30	142,643	147,964
FNMA, 3.791% - 5.64%, (12-month USD LIBOR +/- MBS Margin), 7/01/33 - 3/01/38.	6,456,624	6,821,114
FNMA, 3.188% - 5.722%, (6-month USD LIBOR +/- MBS Margin), 11/01/23 - 11/01/46	8,068,814	8,436,219
FNMA, 1.542% - 6.054%, (11th District COF +/- MBS Margin), 3/01/18 - 11/01/40	8,857,089	9,010,571
FNMA, 3.864% - 6.12%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/22 - 9/01/37	2,554,001	2,623,520
FNMA, 6.989%, (11th District COF +/- MBS Margin), 2/01/20	115,806	116,143
FNMA, 2.916% - 7.67%, (6-month US T-Bill +/- MBS Margin), 4/01/18 - 11/01/34	282,311	289,389
		683,276,813
[a] Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA, 2.25% - 2.75%, (US 1 Year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36	1,229,735	1,260,959
Total Mortgage-Backed Securities (Cost $881,381,825)		881,481,247

	Shares

Short Term Investments (Cost $22,155,927) 2.4%
Money Market Funds 2.4%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.96%.	22,155,927	22,155,927
Total Investments (Cost $903,537,752) 99.4%		903,637,174
Other Assets, less Liabilities 0.6%		5,230,223
Net Assets 100.0%		$908,867,397

aAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
bSee Note 7 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|3

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2018 (unaudited)
Franklin Balanced Fund
	Country	Shares	Value

Common Stocks 51.1%
Consumer Discretionary 0.5%
The Home Depot Inc	United States	100,000	$20,090,000
Consumer Staples 5.6%
Anheuser-Busch InBev SA/NV, ADR	Belgium	350,000	39,718,000
The Coca-Cola Co	United States	900,200	42,840,518
[a] Kimberly-Clark Corp	United States	300,000	35,100,000
Philip Morris International Inc	United States	425,000	45,572,750
The Procter & Gamble Co	United States	485,000	41,874,900
			205,106,168
Energy 8.1%
Anadarko Petroleum Corp	United States	475,000	28,523,750
Baker Hughes a GE Co., A	United States	700,000	22,505,000
[a] Chevron Corp	United States	500,000	62,675,000
Exxon Mobil Corp	United States	535,000	46,705,500
Halliburton Co	United States	549,774	29,522,864
Occidental Petroleum Corp	United States	400,000	29,988,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	719,264	50,521,103
Schlumberger Ltd	United States	320,000	23,545,600
			293,986,817
Financials 8.8%
Bank of America Corp	United States	1,496,715	47,894,880
The Charles Schwab Corp	United States	670,000	35,737,800
JPMorgan Chase & Co	United States	605,000	69,980,350
The Toronto-Dominion Bank	Canada	750,000	45,607,500
U.S. Bancorp	United States	750,000	42,855,000
Wells Fargo & Co	United States	1,200,000	78,936,000
			321,011,530
Health Care 5.4%
AstraZeneca PLC, ADR.	United Kingdom	985,000	34,534,100
Eli Lilly & Co	United States	320,000	26,064,000
Johnson & Johnson	United States	300,000	41,457,000
Medtronic PLC	United States	300,000	25,767,000
Pfizer Inc	United States	1,810,000	67,042,400
			194,864,500
Industrials 9.4%
General Dynamics Corp	United States	100,000	22,248,000
General Electric Co	United States	4,500,000	72,765,000
Honeywell International Inc	United States	225,000	35,925,750
Northrop Grumman Corp	United States	125,000	42,566,250
Raytheon Co	United States	360,000	75,218,400
Republic Services Inc	United States	560,000	38,528,000
Union Pacific Corp	United States	185,189	24,722,731
United Technologies Corp	United States	203,592	28,097,732
			340,071,863
Information Technology 5.7%
Analog Devices Inc	United States	150,000	13,782,000
[a] Broadcom Ltd	United States	100,000	24,803,000
Cisco Systems Inc	United States	500,000	20,770,000
Intel Corp	United States	850,000	40,919,000
Microsoft Corp	United States	604,000	57,386,040

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Oracle Corp	United States	350,000	$18,056,500
Texas Instruments Inc	United States	280,000	30,707,600
			206,424,140
Materials 2.1%
BASF SE	Germany	400,000	46,837,425
DowDuPont Inc	United States	400,000	30,232,000
			77,069,425
Real Estate 0.9%
Host Hotels & Resorts Inc	United States	1,500,000	31,140,000
Telecommunication Services 1.5%
Verizon Communications Inc	United States	1,000,000	54,070,000
Utilities 3.1%
American Electric Power Co. Inc	United States	500,000	34,390,000
Entergy Corp	United States	450,000	35,410,500
Sempra Energy	United States	100,000	10,702,000
The Southern Co	United States	700,000	31,577,000
			112,079,500
Total Common Stocks (Cost $1,470,408,137)			1,855,913,943

Management Investment Companies 2.4%
Financials 2.4%
[b] Franklin FTSE Europe Hedged ETF	United States	1,200,000	30,240,000
[b] Franklin FTSE Japan Hedged ETF	United States	1,200,000	32,190,240
[b] Franklin Liberty Investment Grade Corporate ETF	United States	1,000,000	24,559,900
Total Management Investment Companies
(Cost $85,669,500)			86,990,140
Equity-Linked Securities 8.0%
Consumer Discretionary 2.6%
[c] Deutsche Bank AG into Target Corp., 8.00%, 144A.	United States	780,000	50,034,109
[c] Wells Fargo Bank National Assn. into Ford Motor Co., 9.00%, 144A	United States	3,900,000	44,279,052
			94,313,161
Energy 0.6%
[c] The Goldman Sachs Group Inc. into Anadarko Petroleum Corp., 7.00%, 144A.	United States	340,000	20,423,734
Information Technology 3.9%
[c] Citigroup Global Markets Holdings Inc. into Analog Devices Inc., 6.50%, 144A	United States	450,000	39,100,513
[c] Credit Suisse AG London into Apple Inc., 6.50%, 144A	United States	190,000	25,810,487
[c] Merrill Lynch International & Co. CV into Microsoft Corp., 6.00%, 144A.	United States	600,000	48,968,280
[c] UBS AG London into Intel Corp., 6.00%, 144A	United States	715,000	28,899,813
			142,779,093
Materials 0.9%
[c] The Goldman Sachs Group Inc. into The Mosaic Co., 10.00%, 144A	United States	1,210,000	33,332,427
Total Equity-Linked Securities (Cost $273,348,400)			290,848,415
Convertible Preferred Stocks 2.4%
Health Care 0.6%
Allergan PLC, 5.50%, cvt. pfd	United States	35,102	22,735,566
Real Estate 1.3%
American Tower Corp., 5.50%, cvt. pfd	United States	350,000	45,062,500

|5

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
	Country	Shares	Value

Convertible Preferred Stocks (continued)
Utilities 0.5%
NextEra Energy Inc., 6.371%, cvt. pfd	United States	260,000	$18,449,600
Total Convertible Preferred Stocks (Cost $82,585,263)			86,247,666

		Principal
		Amount*

Convertible Bonds (Cost $15,000,000) 0.4%
Energy 0.4%
Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States $15,000,000		15,665,460
Corporate Bonds 31.6%
Consumer Discretionary 4.6%
Amazon.com Inc.,
senior note, 5.20%, 12/03/25	United States	20,000,000	22,536,368
[c] senior note, 144A, 2.40%, 2/22/23	United States	10,000,000	9,753,014
Charter Communications Operating LLC/Charter Communications Operating Capital
Corp., senior secured note, first lien, 4.908%, 7/23/25	United States	20,000,000	20,943,768
DISH DBS Corp., senior note, 5.875%, 7/15/22	United States	12,000,000	11,985,000
Dollar General Corp.,
senior bond, 3.25%, 4/15/23	United States	15,000,000	15,021,535
senior bond, 3.875%, 4/15/27	United States	10,000,000	10,286,222
Ford Motor Credit Co. LLC, senior note, 2.551%, 10/05/18.	United States	5,000,000	5,018,023
NIKE Inc., senior bond, 2.375%, 11/01/26	United States	20,000,000	18,850,582
[c] Sirius XM Radio Inc., senior bond, 144A, 5.375%, 4/15/25	United States	15,000,000	15,412,500
Tiffany & Co., senior bond, 4.90%, 10/01/44	United States	7,000,000	6,917,581
Trinity Acquisition PLC, senior note, 4.625%, 8/15/23	United States	7,000,000	7,324,100
[c] Wynn Macau Ltd., senior bond, 144A, 5.50%, 10/01/27.	Macau	25,000,000	25,156,250
			169,204,943
Consumer Staples 4.0%
Anheuser-Busch InBev Finance Inc., senior bond, 4.90%, 2/01/46	Belgium	15,000,000	16,946,353
The Clorox Co., senior bond, 3.10%, 10/01/27	United States	17,500,000	17,115,000
Costco Wholesale Corp., senior note, 2.75%, 5/18/24	United States	30,000,000	29,542,325
CVS Health Corp., senior note, 3.875%, 7/20/25	United States	10,000,000	10,106,623
Kraft Heinz Foods Co.,
senior bond, 3.50%, 6/06/22	United States	10,000,000	10,121,133
senior bond, 3.00%, 6/01/26	United States	20,000,000	18,830,948
Mondelez International Inc., senior bond, 4.00%, 2/01/24	United States	15,000,000	15,681,294
Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	15,000,000	15,729,492
Tyson Foods Inc., senior bond, 3.95%, 8/15/24	United States	12,100,000	12,522,133
			146,595,301
Energy 2.9%
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	United States	7,215,000	7,685,671
Energy Transfer Partners LP, senior bond, 3.60%, 2/01/23	United States	15,000,000	14,944,658
EOG Resources Inc., senior bond, 2.625%, 3/15/23	United States	5,500,000	5,390,185
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23.	United States	18,800,000	17,860,000
Nabors Industries Inc., senior note, 5.50%, 1/15/23	United States	15,000,000	15,075,000
Oceaneering International Inc., senior note, 4.65%, 11/15/24.	United States	9,400,000	9,141,970
Sabine Pass Liquefaction LLC, senior secured bond, first lien, 5.00%, 3/15/27	United States	8,200,000	8,713,738
Weatherford International Ltd., senior note, 5.125%, 9/15/20	United States	10,000,000	10,300,000
Williams Partners LP, senior note, 3.60%, 3/15/22	United States	15,000,000	15,245,820
			104,357,042

|6

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Financials 7.5%
[d] Bank of America Corp., junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter,
Perpetual	United States $15,000,000		$16,200,000
Capital One Financial Corp.,
senior bond, 3.80%, 1/31/28	United States	20,000,000	19,894,679
senior note, 3.75%, 3/09/27.	United States	10,000,000	9,953,461
[e] Capital One NA, FRN, 2.328%, (3-month USD LIBOR + 0.765%), 9/13/19	United States	15,000,000	15,082,582
Citigroup Inc.,
[d] junior sub. bond, P, 5.95% to 5/15/25, FRN thereafter, Perpetual	United States	15,000,000	15,881,250
sub. bond, 4.125%, 7/25/28	United States	10,000,000	10,179,600
Compass Bank, sub. note, 3.875%, 4/10/25.	United States	15,000,000	14,915,507
JPMorgan Chase & Co.,
[d] junior sub. bond, I, 7.90% to 4/30/19, FRN thereafter, Perpetual.	United States	10,000,000	10,150,000
[d] junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	13,000,000	13,185,250
senior note, 2.295%, 8/15/21	United States	15,000,000	14,741,774
[c] Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	7,100,000	7,563,882
[c] Mizuho Bank Ltd., senior note, 144A, 2.45%, 4/16/19	Japan	12,000,000	11,997,873
Morgan Stanley,
senior note, 3.125%, 1/23/23	United States	15,000,000	14,964,121
senior sub. bond, 4.35%, 9/08/26	United States	15,000,000	15,611,482
Navient Corp., senior note, 6.125%, 3/25/24	United States	15,000,000	15,375,000
[c] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN thereafter,
10/16/44	Japan	15,000,000	15,882,750
[d] PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter,
Perpetual	United States	12,000,000	12,210,000
Prudential Financial Inc., senior note, 3.50%, 5/15/24	United States	10,000,000	10,192,630
Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	10,400,000	10,876,788
[d] Wells Fargo & Co., junior sub. bond, 5.875% to 6/15/25, FRN thereafter, Perpetual.	United States	15,000,000	16,334,250
			271,192,879
Health Care 3.7%
Actavis Funding SCS, senior bond, 4.75%, 3/15/45	United States	4,011,000	4,249,625
[c] AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	16,000,000	15,280,000
Anthem Inc., senior bond, 3.65%, 12/01/27	United States	10,000,000	9,979,352
Baxalta Inc., senior note, 4.00%, 6/23/25.	United States	11,900,000	12,113,075
Biogen Inc., senior note, 3.625%, 9/15/22	United States	10,000,000	10,292,455
Celgene Corp., senior bond, 4.00%, 8/15/23	United States	10,000,000	10,401,791
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	10,000,000	9,393,750
senior secured note, first lien, 6.25%, 3/31/23	United States	21,400,000	19,902,000
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18	United States	10,000,000	10,053,373
[c] Endo Finance LLC/Endo Finco Inc., senior note, 144A, 5.375%, 1/15/23	United States	15,000,000	11,812,500
[c] Tenet Healthcare Corp., senior secured note, second lien, 144A, 7.50%, 1/01/22	United States	9,200,000	9,769,940
[c] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25.	United States	6,300,000	5,663,385
senior note, 144A, 5.875%, 5/15/23	United States	8,300,000	7,515,650
			136,426,896
Industrials 1.3%
[c] Air Canada 2013-1A Pass Through Trust, first lien, 144A, 4.125%, 11/15/26	Canada	5,664,559	5,845,258
CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	15,000,000	14,894,100
[d] General Electric Co., junior sub. bond, 5.00% to 1/21/21, FRN thereafter, Perpetual	United States	9,876,000	9,987,105
Lockheed Martin Corp., senior bond, 3.55%, 1/15/26	United States	15,000,000	15,331,479
			46,057,942

|7

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Information Technology 1.7%
[c] CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27.	United States $10,000,000		$9,987,500
[c] Dell International LLC/EMC Corp., senior secured note, first lien, 144A, 4.42%, 6/15/21 .	United States	18,000,000	18,658,914
[c] Western Digital Corp., senior secured note, 144A, 7.375%, 4/01/23	United States	20,000,000	21,825,000
Xilinx Inc., senior note, 2.95%, 6/01/24	United States	10,000,000	9,794,635
			60,266,049
Materials 0.7%
[c] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 4.75%, 5/15/22	Australia	4,400,000	4,466,000
senior secured note, 144A, 9.75%, 3/01/22	Australia	12,500,000	13,843,750
Freeport-McMoRan Inc., senior bond, 3.875%, 3/15/23	United States	7,000,000	6,991,250
			25,301,000
Real Estate 1.9%
HCP Inc., senior bond, 3.875%, 8/15/24	United States	21,700,000	21,971,307
Healthcare Trust of America Holdings LP, senior note, 3.375%, 7/15/21	United States	10,000,000	10,099,724
Prologis LP, senior note, 4.25%, 8/15/23	United States	12,000,000	12,712,712
Realty Income Corp., senior bond, 3.875%, 7/15/24	United States	15,000,000	15,285,080
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	7,000,000	7,666,614
			67,735,437
Telecommunication Services 0.9%
AT&T Inc., senior note, 3.95%, 1/15/25	United States	11,700,000	11,826,610
Sprint Corp., senior note, 7.625%, 2/15/25.	United States	10,000,000	10,400,000
Telefonica Emisiones S.A.U., senior note, 4.57%, 4/27/23	Spain	10,000,000	10,723,550
			32,950,160
Utilities 2.4%
[c] Calpine Corp., senior secured bond, 144A, 5.25%, 6/01/26	United States	15,000,000	14,775,000
Duke Energy Corp., senior bond, 3.15%, 8/15/27	United States	20,000,000	19,382,659
[c,d] EDF SA, junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	10,000,000	10,214,050
[c] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	10,000,000	9,926,200
Kinder Morgan Energy Partners LP, senior note, 4.30%, 5/01/24	United States	12,900,000	13,346,821
PSEG Power LLC, senior note, 3.00%, 6/15/21	United States	20,000,000	20,049,700
			87,694,430
Total Corporate Bonds (Cost $1,127,633,586)			1,147,782,079
Total Investments before Short Term Investments
(Cost $3,054,644,886)			3,483,447,703

		Shares
Short Term Investments (Cost $84,633,709) 2.4%
Money Market Funds 2.4%
[b,f] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	United States	84,633,709	84,633,709
Total Investments (Cost $3,139,278,595) 98.3%			3,568,081,412
Options Written (0.1)%			(3,246,000)
Other Assets, less Liabilities 1.8%			66,461,136
Net Assets 100.0%			$3,631,296,548

|8

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
	Number of	Notional
	Contracts	Amount*	Value

Options Written (0.1)%
Calls - Exchange-Traded
Broadcom Ltd., March Strike Price $260, Expires 3/16/18	1,000	100,000	$(726,000)
Chevron Corp., February Strike Price $125, Expires 2/16/18	2,000	200,000	(480,000)
Kimberly-Clark Corp., March Strike Price $125, Expires 3/16/18.	3,000	300,000	(195,000)
			(1,401,000)
Puts - Exchange-Traded
Apple Inc., February Strike Price $155, Expires 2/16/18	1,600	160,000	(208,000)
Apple Inc., February Strike Price $170, Expires 2/02/18	1,400	140,000	(777,000)
Applied Materials Inc., February Strike Price $52.50, Expires 2/16/18	5,000	500,000	(710,000)
Broadcom Ltd., March Strike Price $210, Expires 3/16/18	1,000	100,000	(150,000)
			(1,845,000)
Total Options Written (Premiums received $2,471,751)			$(3,246,000)

See Abbreviations on page 94.

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aA portion or all of the security is held in connection with written option contracts open at period end.
bSee Note 7 regarding investments in affiliated management investment companies.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2018, the aggregate value of these securities was $536,197,831, representing 14.8% of net assets.
dPerpetual security with no stated maturity date.
eThe coupon rate shown represents the rate at period end.
fThe rate shown is the annualized seven-day yield at period end.

|9

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2018 (unaudited)
Franklin Convertible Securities Fund
	Country	Shares	Value
Convertible Preferred Stocks 15.1%
Consumer Staples 2.2%
Bunge Ltd., 4.875%, cvt. pfd	United States	70,000	$7,875,000
Post Holdings Inc., 2.50%, cvt. pfd	United States	321,200	46,307,340
			54,182,340
Health Care 2.3%
Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	675,000	42,336,000
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd	Israel	42,500	16,113,450
			58,449,450
Industrials 5.3%
Rexnord Corp., 5.75%, cvt. pfd	United States	967,500	59,336,775
Stanley Black & Decker Inc., 5.375%, cvt. pfd	United States	445,000	53,021,750
Stericycle Inc., 5.25%, cvt. pfd	United States	380,000	22,393,400
			134,751,925
Information Technology 2.3%
[a] Mandatory Exchangeable Trust, 5.75%, cvt. pfd., 144A	China	251,500	57,837,882
Utilities 3.0%
Black Hills Corp., 7.75%, cvt. pfd	United States	606,000	36,778,140
[b] Sempra Energy, 6.00%, cvt. pfd	United States	382,500	38,250,000
			75,028,140
Total Convertible Preferred Stocks (Cost $349,433,662)			380,249,737

		Principal
		Amount*
Convertible Bonds 80.4%
Consumer Discretionary 16.5%
Ctrip.com International Ltd.,
cvt., senior note, 1.25%, 10/15/18	China	$19,200,000	23,526,144
cvt., senior note, 1.25%, 9/15/22	China	25,000,000	26,060,625
Dish Network Corp., cvt., senior bond, 3.375%, 8/15/26	United States	45,900,000	48,854,032
GNC Holdings Inc., cvt., senior note, 1.50%, 8/15/20	United States	5,000,000	2,753,125
[a] Liberty Expedia Holdings, cvt., 144A, 1.00%, 6/30/47	United States	52,450,000	53,126,448
[a] Liberty Interactive LLC, cvt., senior bond, 144A, 1.75%, 9/30/46	United States	37,000,000	45,677,240
Liberty Media Corp.,
cvt., senior bond, 2.25%, 9/30/46	United States	39,000,000	41,165,748
cvt., senior note, 1.375%, 10/15/23.	United States	21,200,000	26,523,320
The Priceline Group Inc., cvt., senior note, 0.35%, 6/15/20	United States	35,000,000	51,975,140
Shutterfly Inc., cvt., 0.25%, 5/15/18	United States	37,465,000	40,668,070
[a] Wayfair Inc., cvt., senior note, 144A, 0.375%, 9/01/22	United States	50,000,000	55,600,000
			415,929,892
Energy 0.6%
[c] Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	15,200,000	5,225,000
[a] Oil States International Inc., cvt., senior note, 144A, 1.50%, 2/15/23	United States	9,000,000	9,238,887
			14,463,887
Health Care 14.2%
BioMarin Pharmaceutical Inc., cvt., senior sub. note, 1.50%, 10/15/20.	United States	28,200,000	33,106,715
Brookdale Senior Living Inc., cvt., senior note, 2.75%, 6/15/18	United States	12,100,000	12,094,156
Depomed Inc., cvt., senior note, 2.50%, 9/01/21	United States	16,000,000	13,365,600
[a] Dermira Inc., cvt., senior note, 144A, 3.00%, 5/15/22	United States	41,120,000	46,792,792
[a] DexCom Inc., cvt., senior note, 144A, 0.75%, 5/15/22	United States	21,600,000	20,477,167

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Convertible Securities Fund (continued)
		Principal
	Country	Amount*	Value

Convertible Bonds (continued)
Health Care (continued)
Fluidigm Corp., cvt., senior bond, 2.75%, 2/01/34	United States	$11,918,000	$10,186,672
Illumina Inc., cvt., senior note, 0.50%, 6/15/21	United States	33,225,000	40,274,282
[a] Insulet Corp., cvt., senior note, 144A, 1.375%, 11/15/24	United States	24,500,000	26,015,055
Jazz Investments I Ltd.,
cvt., senior note, 1.875%, 8/15/21	United States	35,000,000	36,000,580
[a] cvt., senior note, 144A, 1.50%, 8/15/24	United States	9,750,000	9,386,072
[a] Neurocrine Biosciences Inc., cvt., senior note, 144A, 2.25%, 5/15/24	United States	44,750,000	60,332,890
Novavax Inc., cvt., senior note, 3.75%, 2/01/23	United States	29,000,000	19,575,000
NuVasive Inc., cvt., senior note, 2.25%, 3/15/21	United States	12,000,000	12,868,692
[a] Sarepta Therapeutics Inc., cvt., senior note, 144A, 1.50%, 11/15/24	United States	14,000,000	16,184,966
			356,660,639
Industrials 0.7%
The KeyW Holding Corp., cvt., senior note, 2.50%, 7/15/19	United States	20,000,000	19,003,080
Information Technology 44.3%
Altaba Inc., cvt., zero cpn., 12/01/18	United States	35,100,000	52,918,515
Blackhawk Network Holdings Inc., cvt., senior note, 1.50%, 1/15/22	United States	42,700,000	47,839,585
Electronics for Imaging Inc., cvt., senior note, 0.75%, 9/01/19	United States	22,000,000	21,252,242
[a] HubSpot Inc., cvt., 144A, 0.25%, 6/01/22.	United States	43,875,000	52,798,517
Inphi Corp., cvt., senior note, 0.75%, 9/01/21	United States	9,600,000	8,889,600
Integrated Device Technology Inc., cvt., senior note, 0.875%, 11/15/22	United States	4,700,000	5,259,775
Intel Corp., cvt., junior sub. bond, 3.25%, 8/01/39	United States	8,000,000	18,375,008
Mercadolibre Inc., cvt., 2.25%, 7/01/19	Argentina	5,000,000	15,347,950
[a] Microchip Technology Inc., cvt., senior note, 144A, 1.625%, 2/15/27	United States	45,750,000	55,634,745
Micron Technology Inc., cvt., senior bond, G, 3.00%, 11/15/43	United States	40,150,000	61,365,180
Novellus Systems Inc., cvt., senior note, 2.625%, 5/15/41	United States	8,600,000	49,019,690
NXP Semiconductors NV, cvt., senior note, 1.00%, 12/01/19	Netherlands	35,000,000	44,199,225
Palo Alto Networks Inc., cvt., zero cpn., 7/01/19	United States	28,750,000	42,135,281
Proofpoint Inc., cvt., 0.75%, 6/15/20	United States	39,100,000	53,293,613
[a] Realpage Inc., cvt., 144A, 1.50%, 11/15/22	United States	40,850,000	54,828,870
Red Hat Inc., cvt., senior note, 0.25%, 10/01/19	United States	29,250,000	52,557,892
Salesforce.com Inc., cvt., senior note, 0.25%, 4/01/18	United States	20,200,000	34,590,662
ServiceNow Inc., cvt., zero cpn., 11/01/18	United States	35,500,000	71,617,913
[a] Silicon Laboratories Inc., cvt., 144A, 1.375%, 3/01/22	United States	38,700,000	46,955,097
[a] Square Inc., cvt., 144A, 0.375%, 3/01/22	United States	32,700,000	68,695,506
Take-Two Interactive Software Inc., cvt., senior note, 1.00%, 7/01/18	United States	7,000,000	41,177,752
VeriSign Inc., cvt., junior sub. bond, 3.25%, 8/15/37	United States	11,000,000	36,916,781
Viavi Solutions Inc., cvt., senior bond, 0.625%, 8/15/33	United States	39,900,000	40,900,532
[a] Weibo Corp., cvt., senior note, 144A, 1.25%, 11/15/22	China	30,000,000	36,276,330
[a] Workday Inc., cvt., senior note, 144A, 0.25%, 10/01/22	United States	52,500,000	54,797,190
Zillow Group Inc., cvt., senior note, 2.00%, 12/01/21	United States	43,500,000	49,006,665
			1,116,650,116
Materials 2.4%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	Canada	13,900,000	14,686,963
Cemex SAB de CV,
cvt., sub. note, 3.75%, 3/15/18	Mexico	24,000,000	24,579,840
cvt., sub. note, 3.72%, 3/15/20	Mexico	19,750,000	21,209,683
			60,476,486

|11

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Convertible Securities Fund (continued)
		Principal
	Country	Amount*	Value
Convertible Bonds (continued)
Real Estate 1.7%
Forest City Enterprises Inc.,
cvt., senior note, 4.25%, 8/15/18	United States	$17,110,000	$19,741,518
cvt., senior note, A, 3.625%, 8/15/20.	United States	22,000,000	24,475,990
			44,217,508
Total Convertible Bonds (Cost $1,639,064,961)			2,027,401,608

		Shares
Escrows and Litigation Trusts 0.0%
[b,d] Impax Laboratories Inc., Escrow Account	United States	45,000,000	—
[b,d] Motors Liquidation Co., Escrow Account	United States	376,200	—
Total Escrows and Litigation Trusts
(Cost $22,362)			—
Total Investments before Short Term Investments
(Cost $1,988,520,985)			2,407,651,345

Short Term Investments (Cost $102,637,813) 4.1%
Money Market Funds 4.1%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	United States	102,637,813	102,637,813
Total Investments (Cost $2,091,158,798) 99.6%			2,510,289,158
Other Assets, less Liabilities 0.4%			8,959,984
Net Assets 100.0%			$2,519,249,142

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2018, the aggregate value of these securities was $770,655,654, representing 30.6% of net assets.
bNon-income producing.
cDefaulted security or security for which income has been deemed uncollectible.
dFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
eSee Note 7 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day yield at period end.

|12

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2018 (unaudited)
Franklin Equity Income Fund
	Country	Shares	Value

Common Stocks 84.8%
Consumer Discretionary 3.7%
Comcast Corp., A	United States	485,000	$20,627,050
Las Vegas Sands Corp	United States	295,500	22,907,160
Lowe’s Cos. Inc	United States	204,200	21,385,866
Target Corp	United States	258,900	19,474,458
			84,394,534
Consumer Staples 7.8%
Anheuser-Busch InBev SA/NV, ADR	Belgium	201,100	22,820,828
The Kraft Heinz Co	United States	379,100	29,717,649
PepsiCo Inc	United States	460,500	55,398,150
The Procter & Gamble Co	United States	527,400	45,535,716
Walmart Inc	United States	259,600	27,673,360
			181,145,703
Energy 8.5%
Anadarko Petroleum Corp	United States	163,200	9,800,160
Chevron Corp	United States	467,400	58,588,590
Exxon Mobil Corp	United States	367,234	32,059,528
Occidental Petroleum Corp	United States	300,500	22,528,485
ONEOK Inc	United States	140,000	8,240,400
Royal Dutch Shell PLC, A, ADR	United Kingdom	385,900	27,105,616
Schlumberger Ltd	United States	254,000	18,689,320
Suncor Energy Inc	Canada	515,000	18,668,750
			195,680,849
Financials 20.3%
Arthur J. Gallagher & Co	United States	331,800	22,668,576
Bank of America Corp	United States	1,300,900	41,628,800
BB&T Corp	United States	720,000	39,736,800
BlackRock Inc	United States	99,500	55,899,100
JPMorgan Chase & Co	United States	866,000	100,170,220
MetLife Inc	United States	645,000	31,005,150
Morgan Stanley	United States	956,000	54,061,800
U.S. Bancorp	United States	879,300	50,243,202
Wells Fargo & Co	United States	1,145,000	75,318,100
			470,731,748
Health Care 9.5%
Baxter International Inc	United States	170,000	12,245,100
Eli Lilly & Co	United States	330,400	26,911,080
Johnson & Johnson	United States	144,000	19,899,360
Medtronic PLC	United States	523,000	44,920,470
Merck & Co. Inc	United States	545,000	32,291,250
Pfizer Inc	United States	1,239,300	45,903,672
UnitedHealth Group Inc	United States	161,500	38,239,970
			220,410,902
Industrials 15.0%
Cummins Inc	United States	212,800	40,006,400
Deere & Co	United States	83,500	13,896,070
General Electric Co	United States	2,210,300	35,740,551
Illinois Tool Works Inc	United States	211,400	36,713,838
Lockheed Martin Corp	United States	113,100	40,133,535
Norfolk Southern Corp	United States	149,500	22,556,560
Raytheon Co	United States	244,500	51,085,830

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Equity Income Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Industrials (continued)
Republic Services Inc	United States	553,500	$38,080,800
Stanley Black & Decker Inc	United States	140,380	23,335,367
United Parcel Service Inc., B	United States	133,600	17,009,952
United Technologies Corp	United States	204,700	28,250,647
			346,809,550
Information Technology 11.1%
Apple Inc	United States	207,500	34,741,724
Broadcom Ltd	United States	36,000	8,929,080
Cisco Systems Inc	United States	901,733	37,457,989
Intel Corp	United States	393,402	18,938,372
Microsoft Corp	United States	891,000	84,653,910
Oracle Corp	United States	588,100	30,340,079
Texas Instruments Inc	United States	371,200	40,709,504
			255,770,658
Materials 4.6%
BASF SE	Germany	237,500	27,809,721
DowDuPont Inc	United States	522,000	39,452,760
International Paper Co	United States	404,800	25,445,728
Praxair Inc	United States	82,000	13,242,180
			105,950,389
Real Estate 1.2%
Host Hotels & Resorts Inc	United States	1,333,000	27,673,080
Telecommunication Services 1.8%
Rogers Communications Inc., B	Canada	115,300	5,626,640
TELUS Corp	Canada	295,000	11,106,419
Verizon Communications Inc	United States	473,000	25,575,110
			42,308,169
Utilities 1.3%
Xcel Energy Inc	United States	673,500	30,738,540
Total Common Stocks (Cost $1,266,664,653)			1,961,614,122

Equity-Linked Securities 9.1%
Consumer Discretionary 1.3%
[a] Deutsche Bank AG into Amazon.com Inc., 5.00%, 144A	United States	23,900	30,763,662
Energy 1.5%
[a] Citigroup Global Markets Holdings Inc. into Anadarko Petroleum Corp., 6.00%, 144A	United States	330,000	18,054,018
[a] Credit Suisse AG into Schlumberger Ltd., 6.50%, 144A.	United States	210,000	15,584,105
			33,638,123
Financials 2.3%
[a] Deutsche Bank AG into Bank of America Corp., 6.50%, 144A	United States	880,000	24,415,402
[a] UBS AG London into The Charles Schwab Corp., 6.50%, 144A	United States	545,000	28,651,620
			53,067,022
Health Care 0.5%
[a] Deutsche Bank AG into Baxter International Inc., 4.50%, 144A	United States	170,000	11,913,495

|14

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Equity Income Fund (continued)
	Country	Shares	Value
Equity-Linked Securities (continued)
Information Technology 3.5%
[a] Barclays Bank PLC into Broadcom Ltd., 7.50%, 144A	United States	99,300	$24,038,019
[a] Goldman Sachs International into Apple Inc., 6.00%, 144A	United States	140,000	22,880,390
[a] UBS AG London into Intel Corp., 7.00%, 144A	United States	825,000	35,196,609
			82,115,018
Total Equity-Linked Securities (Cost $198,012,576)			211,497,320
Convertible Preferred Stocks 3.3%
Health Care 1.5%
Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	570,500	35,781,760
Utilities 1.8%
NextEra Energy Inc., 6.371%, cvt. pfd	United States	575,000	40,802,000
Total Convertible Preferred Stocks (Cost $59,448,913)			76,583,760
Total Investments before Short Term Investments
(Cost $1,524,126,142)			2,249,695,202

Short Term Investments (Cost $70,461,569) 3.0%
Money Market Funds 3.0%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	United States	70,461,569	70,461,569
Total Investments (Cost $1,594,587,711) 100.2%			2,320,156,771
Other Assets, less Liabilities (0.2)%			(5,309,031)
Net Assets 100.0%			$2,314,847,740

See Abbreviations on page 94.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2018, the aggregate value of these securities was $211,497,320, representing 9.1% of net assets.
bSee Note 7 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|15

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2018 (unaudited)
Franklin Floating Rate Daily Access Fund
	Country	Shares	Value
Common Stocks (Cost $1,947,501) 0.3%
Oil & Gas Exploration & Production 0.3%
Samson Resources II LLC	United States	432,778	$9,521,116

Management Investment Companies 3.3%
Other Diversified Financial Services 3.3%
[a] Franklin Lower Tier Floating Rate Fund	United States	5,698,217	57,665,958
[a] Franklin Middle Tier Floating Rate Fund	United States	5,812,771	56,732,640
Total Management Investment Companies
(Cost $116,947,970)			114,398,598

		Principal
		Amount*
Corporate Bonds (Cost $16,810,366) 0.4%
Industrial Machinery 0.4%
[b] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$19,861,081	15,293,032
[c] Senior Floating Rate Interests 75.7%
Aerospace & Defense 3.9%
Delos Finance SARL (ILFC), New Loan, 3.693%, (LIBOR + 2.00%), 10/06/23	Luxembourg	59,610,818	60,178,969
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.943%, (LIBOR + 8.25%), 10/09/20	United States	6,608,226	6,481,566
Term B Loans, 5.193%, (LIBOR + 3.50%), 4/09/20	United States	37,810,850	37,302,747
Flying Fortress Inc. (ILFC), New Loan, 3.693%, (LIBOR + 2.00%), 10/30/22	Luxembourg	30,062,918	30,332,222
Leidos Innovations Corp., Term Loan B, 3.625%, (LIBOR + 2.00%), 8/16/23	United States	3,294,159	3,326,758
			137,622,262
Agricultural Products 0.1%
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.744%, (LIBOR + 7.00%),
7/19/21	United States	2,141,011	2,155,731
Air Freight & Logistics 0.3%
XPO Logistics Inc., Loans, 3.958%, (LIBOR + 2.25%), 11/01/21	United States	10,923,643	11,022,633
Airlines 1.4%
Air Canada, Term Loan, 3.745%, (LIBOR + 2.25%), 10/06/23	Canada	33,244,140	33,451,916
American Airlines Inc.,
2017 Class B Term Loans, 3.567%, (LIBOR + 2.00%), 4/28/23	United States	4,695,789	4,716,700
2017 Replacement Term Loans, 3.567%, (LIBOR + 2.00%), 6/27/20	United States	9,884,617	9,932,804
			48,101,420
Apparel Retail 2.4%
Ascena Retail Group Inc., Tranche B Term Loan, 6.125%, (LIBOR + 4.50%), 8/21/22	United States	95,089,172	85,263,323
Auto Parts & Equipment 1.7%
Allison Transmission Inc., Term Loans, 3.57%, (LIBOR + 2.00%), 9/23/22	United States	26,604,744	26,818,141
American Axle and Manufacturing Inc., Tranche B Term Loan, 3.82%, (LIBOR +
2.25%), 4/06/24	United States	3,899,364	3,919,470
TI Group Automotive Systems LLC, Initial US Term Loan, 4.073%, (LIBOR + 2.50%),
6/30/22	United States	29,434,428	29,664,369
			60,401,980

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[c] Senior Floating Rate Interests (continued)
Broadcasting 1.1%
Gray Television Inc., Term B-2 Loan, 3.814%, (LIBOR + 2.25%), 2/07/24.	United States	$18,775,680	$18,943,873
Mission Broadcasting Inc., Term Loan B-2, 4.068%, (LIBOR + 2.50%), 1/17/24	United States	1,176,300	1,184,142
Nexstar Broadcasting Inc.,
Term A-2 Loan, 3.568%, (LIBOR + 2.00%), 7/19/22	United States	3,288,028	3,296,248
Term Loan B-2, 4.068%, (LIBOR + 2.50%), 1/17/24	United States	9,341,313	9,403,591
[d] Sinclair Television Group Inc., Tranche B Term Loans, 3.83%, (LIBOR + 2.25%),
1/03/24	United States	6,742,445	6,785,428
WXXA-TV LLC and WLAJ-TV LLC, Term Loan A-2, 3.568%, (LIBOR + 2.00%),
7/19/22	United States	111,090	111,368
			39,724,650
Cable & Satellite 2.5%
Charter Communications Operating LLC, Term Loan A-2, 3.08%, (LIBOR + 1.50%),
3/31/23	United States	36,529,049	36,597,541
CSC Holdings LLC, March 2017 Incremental Term Loans, 3.809%, (LIBOR + 2.25%),
7/17/25	United States	42,261,339	42,439,640
Mediacom Illinois LLC, Tranche K Term Loan, 3.72%, (LIBOR + 2.25%), 2/15/24	United States	8,988,201	9,066,848
			88,104,029
Casinos & Gaming 1.4%
Boyd Gaming Corp.,
Refinancing Term B Loans, 3.968%, (LIBOR + 2.50%), 9/15/23	United States	14,705,064	14,822,249
Term A Loan, 3.718%, (LIBOR + 2.25%), 9/15/21	United States	4,685,308	4,708,735
CEOC LLC, Term B Loans, 4.073%, (LIBOR + 2.50%), 10/06/24	United States	2,882,954	2,903,677
Eldorado Resorts Inc., Initial Term Loan, 3.813% - 3.875%, (LIBOR + 2.25%), 4/17/24 .	United States	7,927,373	7,948,840
Greektown Holdings LLC, Initial Term Loan, 4.323%, (LIBOR + 2.75%), 4/25/24	United States	15,426,864	15,494,356
Kingpin Intermediate Holdings LLC, Initial Term Loans, 5.73%, (LIBOR + 4.25%),
7/03/24	United States	2,786,000	2,827,790
Las Vegas Sands LLC, Term B Loans, 3.573%, (LIBOR + 2.00%), 3/29/24	United States	1,450,088	1,463,078
			50,168,725
Coal & Consumable Fuels 2.6%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 7.323%, (LIBOR + 5.75%), 8/14/20	United States	27,052,072	26,485,655
Second Lien Initial Term Loan, 12.323%, (LIBOR + 10.75%), 2/16/21	United States	4,464,778	4,308,511
Foresight Energy LLC, Term Loans, 7.443%, (LIBOR + 5.75%), 3/28/22	United States	58,624,729	56,963,715
Westmoreland Coal Co., Term Loan, 8.193%, (LIBOR + 6.50%), 12/16/20.	United States	7,879,353	3,992,208
			91,750,089
Commodity Chemicals 2.0%
Cyanco Intermediate Corp., Initial Term Loan, 6.073%, (LIBOR + 4.50%), 5/01/20	United States	54,227,849	55,176,836
Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 3.573%, (LIBOR + 2.00%), 3/31/24	United States	15,999,696	16,102,190
			71,279,026
Communications Equipment 1.0%
Ciena Corp., Refinancing Term Loan, 4.061%, (LIBOR + 2.50%), 1/28/22	United States	16,214,746	16,295,819
Commscope Inc., Tranche 5 Term Loans, 3.573%, (LIBOR + 2.00%), 12/29/22	United States	17,579,422	17,727,757
			34,023,576
Data Processing & Outsourced Services 0.8%
Global Payments Inc., Term A-2 Loan, 3.215%, (LIBOR + 1.75%), 5/02/22	United States	20,267,459	20,308,622
[d] Wex Inc., Term B Loan, 3.823%, (LIBOR + 2.25%), 7/01/23	United States	6,660,597	6,745,240
			27,053,862

|17

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value
[c] Senior Floating Rate Interests (continued)
Diversified Chemicals 1.9%
Chemours Co., Tranche B-1 US Term Loans, 4.08%, (LIBOR + 2.50%), 5/12/22	United States	$36,781,465	$37,149,280
OCI Beaumont LLC, Term B-3 Loan, 8.172%, (LIBOR + 6.75%), 8/20/19.	United States	29,733,680	30,260,412
			67,409,692
Diversified Real Estate Activities 0.3%
Realogy Group LLC, Initial Term A Loans, 3.561%, (LIBOR + 2.00%), 10/23/20	United States	12,272,961	12,280,325
Diversified Support Services 0.2%
Ventia Pty. Ltd., Term B Loans (USD), 5.193%, (LIBOR + 3.50%), 5/21/22	Australia	7,242,717	7,351,358
Electric Utilities 0.2%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.95%, (LIBOR + 3.25%),
6/28/23	United States	8,488,699	8,578,891
Fertilizers & Agricultural Chemicals 0.1%
Mosaic Co., Term Loan A, 3.067%, (LIBOR + 1.50%), 11/18/21	United States	2,890,029	2,858,788
Food Distributors 0.4%
Aramark Corp., U.S. Term B-1 Loan, 3.573%, (LIBOR + 2.00%), 3/11/25	United States	8,147,653	8,224,037
Nutraceutical International Corp., Term Loan, 5.573%, (LIBOR + 4.00%), 8/23/23	United States	5,107,910	5,127,064
			13,351,101
Food Retail 0.3%
Smart & Final Stores LLC, First Lien Term Loan, 5.193%, (LIBOR + 3.50%), 11/15/22 .	United States	10,983,726	10,837,280
Forest Products 0.9%
Appvion Inc., Roll-Up Loans, 8.067%, (LIBOR + 6.50%), 7/01/18	United States	30,211,103	30,286,631
General Merchandise Stores 2.7%
[b] 99 Cents Only Stores, First Lien Term Loan, PIK, 7.979% - 8.193%, (LIBOR + 6.50%),
1/13/22	United States	41,378,876	40,551,299
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.385% - 5.495%, (LIBOR + 3.75%),
7/09/19	United States	56,245,505	54,159,753
			94,711,052
Health Care Distributors 0.5%
Mallinckrodt International Finance SA/CB LLC, Extended Term Loan B, 4.443%,
(LIBOR + 2.75%), 9/24/24	Luxembourg	17,323,927	17,308,596
Health Care Services 1.8%
[d,e] Air Medical Group Holdings Inc., 2017-2 New Term Loans, TBD, 10/31/24.	United States	8,000,000	8,112,144
DaVita Healthcare Partners Inc., Tranche A Term Loan, 3.573%, (LIBOR + 2.00%),
6/24/19	United States	13,813,067	13,854,437
Envision Healthcare Corp., Initial Term Loans, 4.58%, (LIBOR + 3.00%), 12/01/23	United States	16,171,964	16,257,869
U.S. Renal Care Inc., Initial Term Loan, 5.943%, (LIBOR + 4.25%), 12/31/22	United States	24,437,274	24,446,438
			62,670,888
Health Care Technology 0.5%
Quintiles IMS Inc., Term B-1 Dollar Loans, 3.693%, (LIBOR + 2.00%), 3/07/24	United States	18,810,000	18,939,319
Hotels, Resorts & Cruise Lines 0.6%
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 3.561%, (LIBOR + 2.00%),
10/25/23	United States	19,631,600	19,802,160
Household Products 0.7%
Spectrum Brands Inc., USD Term Loans, 3.397% - 3.651%, (LIBOR + 2.00%),
6/23/22	United States	23,681,799	23,825,382

|18

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[c] Senior Floating Rate Interests (continued)
Independent Power Producers & Energy Traders 3.3%
Helix Gen Funding LLC, Term Loan, 5.443%, (LIBOR + 3.75%), 6/02/24	United States	$34,588,306	$34,952,728
Lightstone Holdco LLC,
Initial Term B Loan, 6.073%, (LIBOR + 4.50%), 1/30/24	United States	22,306,234	22,497,421
Initial Term C Loan, 6.073%, (LIBOR + 4.50%), 1/30/24	United States	1,416,381	1,428,521
NRG Energy Inc., Term Loans, 3.943%, (LIBOR + 2.25%), 6/30/23.	United States	55,812,726	56,223,563
			115,102,233
Industrial Machinery 2.5%
Harsco Corp., Term B-1 Loan, 4.625%, (LIBOR + 3.00%), 12/10/24	United States	3,172,479	3,222,049
Mueller Water Products Inc., Loans, 4.073% - 4.193%, (LIBOR + 2.50%), 11/26/21	United States	9,078,711	9,163,824
Navistar Inc., Tranche B Term Loan, 5.06%, (LIBOR + 3.50%), 11/06/24	United States	62,365,794	63,002,424
Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.061%, (LIBOR + 4.50%),
10/25/22	Australia	14,526,645	14,381,378
			89,769,675
Integrated Telecommunication Services 2.2%
Consolidated Communications Inc., Initial Term Loan, 4.57%, (LIBOR + 3.00%),
10/05/23	United States	4,262,789	4,213,234
Global Tel*Link Corp.,
Second Lien Term Loan, 9.943%, (LIBOR + 8.25%), 5/23/20	United States	6,033,937	6,064,106
Term Loan, 5.693%, (LIBOR + 4.00%), 5/23/20	United States	9,796,074	9,887,912
Securus Technologies Holdings Inc., Second Lien Initial Loan, 9.873%, (LIBOR +
8.25%), 11/01/25	United States	1,042,785	1,058,428
Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan, 3.567%, (LIBOR +
2.00%), 1/19/21	United States	55,740,627	56,083,209
			77,306,889
Internet Software & Services 0.2%
Legalzoom.com Inc., Initial Term Loan, 5.941%, (LIBOR + 4.50%), 11/21/24	United States	1,727,686	1,738,484
Rackspace Hosting Inc., Term B Loans, 4.385%, (LIBOR + 3.00%), 11/03/23	United States	5,287,532	5,341,359
			7,079,843
Investment Banking & Brokerage 0.6%
Finco I LLC, Initial Term Loans, 4.323%, (LIBOR + 2.75%), 12/27/22	United States	20,500,000	20,794,687
IT Consulting & Other Services 1.4%
Gartner Inc., Tranche A Term Loans, 3.573%, (LIBOR + 2.00%), 3/20/22	United States	3,022,832	3,034,168
Sungard Availability Services Capital Inc., Tranche B Term Loan, 11.567%, (LIBOR +
10.00%), 10/01/22.	United States	48,360,526	47,544,441
			50,578,609
Leisure Facilities 2.1%
24 Hour Fitness Worldwide Inc., Term Loan, 5.443%, (LIBOR + 3.75%), 5/28/21	United States	35,480,423	35,613,474
Fitness International LLC, Term A Loan, 4.943%, (LIBOR + 3.25%), 4/01/20	United States	38,547,073	38,643,441
			74,256,915
Life Sciences Tools & Services 0.3%
Syneos Health Inc., Initial Term B Loans, 3.823%, (LIBOR + 2.25%), 8/01/24	United States	11,828,918	11,895,456
Marine 0.7%
International Seaways Operating Corp., Initial Term Loans, 7.08%, (LIBOR + 5.50%),
6/22/22	United States	7,241,602	7,291,388
Navios Maritime Partners LP, Initial Term Loan, 6.54%, (LIBOR + 5.00%), 9/14/20	Greece	15,983,376	16,046,638
			23,338,026

|19

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[c] Senior Floating Rate Interests (continued)
Metal & Glass Containers 0.7%
[d,e] Crown Americas LLC, Term B Loans, TBD, 1/29/25.	United States	$2,413,127	$2,444,367
Owens-Brockway Glass Container Inc., Term A Loan, 3.215% - 3.318%, (LIBOR +
1.75%), 4/22/20	United States	20,770,874	20,900,692
			23,345,059
Movies & Entertainment 2.9%
AMC Entertainment Holdings Inc., 2016 Incremental Term Loans, 3.809%, (LIBOR +
2.25%), 12/15/23	United States	3,333,238	3,347,821
Cinemark USA Inc., Amended Term Loan Facility, 3.588%, (LIBOR + 2.00%), 5/08/22 .	United States	1,219,179	1,229,085
Global Eagle Entertainment Inc., Initial Term Loans, 9.358%, (LIBOR + 7.50%),
1/06/23	United States	4,673,937	4,761,573
Lions Gate Entertainment Corp., Term A Loan, 3.567%, (LIBOR + 2.00%), 12/08/21	United States	54,645,962	54,782,577
Live Nation Entertainment Inc., Term B-3 Loans, 3.875%, (LIBOR + 2.25%), 10/21/23 .	United States	6,769,528	6,841,454
Regal Cinemas Corp., Term Loan, 3.573%, (LIBOR + 2.00%), 4/01/22	United States	30,068,451	30,120,650
			101,083,160
Office Services & Supplies 0.2%
Conduent Business Services LLC, Delayed Draw Term A Loan, 3.823%, (LIBOR +
2.25%), 12/07/21	United States	8,000,000	8,030,000
Oil & Gas Exploration & Production 5.5%
Cantium LLC, Commitment, 7.70%, (LIBOR + 6.00%), 6/13/20.	United States	22,466,537	22,635,035
Fieldwood Energy LLC, Loans, 4.568%, (LIBOR + 2.875%), 10/01/18	United States	138,632,416	136,899,511
UTEX Industries Inc., First Lien Initial Term Loan, 5.573%, (LIBOR + 4.00%), 5/21/21 .	United States	34,411,598	34,045,975
			193,580,521
Oil & Gas Storage & Transportation 0.8%
OSG Bulk Ships Inc., Initial Term Loan, 5.65%, (LIBOR + 4.25%), 8/05/19	United States	22,776,970	22,179,074
Strike LLC, Term Loan, 9.504%, (LIBOR + 8.00%), 11/30/22	United States	5,890,000	6,004,119
			28,183,193
Packaged Foods & Meats 2.4%
American Seafoods Group LLC, Tranche B Term Loan, 4.70% - 6.75%, (LIBOR +
3.25%), 8/21/23	United States	5,592,000	5,619,960
CSM Bakery Supplies LLC,
Second Lien Term Loan, 9.45%, (LIBOR + 7.75%), 7/03/21.	United States	15,590,519	15,278,709
Term Loans, 5.70%, (LIBOR + 4.00%), 7/03/20	United States	4,787,154	4,764,712
JBS USA LUX SA, New Initial Term Loans, 4.10%, (LIBOR + 2.50%), 10/30/22	Brazil	40,640,629	40,456,486
Pinnacle Foods Finance LLC, Initial Term Loans, 3.564%, (LIBOR + 2.00%), 2/03/24	United States	2,292,081	2,315,478
Post Holdings Inc., Series A Incremental Term Loan, 3.83%, (LIBOR + 2.25%),
5/24/24	United States	17,695,074	17,808,429
			86,243,774
Paper Packaging 0.7%
Caraustar Industries Inc., Refinancing Term Loans, 7.193%, (LIBOR + 5.50%),
3/14/22	United States	23,843,798	23,948,114
Personal Products 2.1%
Coty Inc., Term A Loan, 3.314%, (LIBOR + 1.75%), 10/27/20	United States	31,570,130	31,530,667
[f] FGI Operating Co. LLC, Term B Loans, 5.823%, (LIBOR + 4.25%), 4/19/19	United States	73,300,493	41,109,336
			72,640,003

|20

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[c] Senior Floating Rate Interests (continued)
Pharmaceuticals 3.3%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 5.875%,
(LIBOR + 4.25%), 4/29/24	United States	$39,796,909	$39,962,743
Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 3.715%, (LIBOR +
2.25%), 1/31/25	United States	30,893,557	31,121,396
Horizon Pharma Inc., Third Amendment Refinancing Term Loan, 4.813%, (LIBOR +
3.25%), 3/29/24	United States	10,901,459	10,971,861
Innoviva Inc., Initial Term Loan, 5.936%, (LIBOR + 4.50%), 8/18/22	United States	3,066,280	3,116,107
RPI Finance Trust, Term A-3 Loan, 3.443%, (LIBOR + 1.75%), 10/14/21	United States	8,868,491	8,887,896
Valeant Pharmaceuticals International Inc., Series F Tranche B Term Loan, 5.06%,
(LIBOR + 3.50%), 4/01/22	United States	23,723,134	24,104,175
			118,164,178
Restaurants 0.5%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Term B Loans,
3.556%, (LIBOR + 2.00%), 6/16/23	United States	9,043,408	9,131,581
NPC International Inc., Second Lien Initial Term Loan, 9.154%, (LIBOR + 7.50%),
4/20/25	United States	8,228,426	8,434,137
			17,565,718
Semiconductor Equipment 0.1%
MKS Instruments Inc., Tranche B-3 Term Loans, 3.573%, (LIBOR + 2.00%), 4/29/23	United States	2,113,743	2,128,937
Semiconductors 0.4%
ON Semiconductor Corp., 2017 Replacement Term B-2 Loans, 3.573%, (LIBOR +
2.00%), 3/31/23	United States	12,569,882	12,671,145
Specialized Consumer Services 2.0%
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.70%, (LIBOR + 2.00%), 3/15/22 .	United States	29,021,267	29,161,846
NVA Holdings Inc.,
Second Lien Term Loan, 8.693%, (LIBOR + 7.00%), 8/14/22	United States	2,007,870	2,026,694
Term B-2 Loans, 5.193%, (LIBOR + 3.50%), 8/14/21	United States	11,378,602	11,403,498
[d,e] Term B-3 Loan, TBD, 2/02/25.	United States	11,378,444	11,428,282
Sabre GLBL Inc.,
2017 B-1 Incremental Term, 3.823%, (LIBOR + 2.25%), 2/22/24	United States	1,882,399	1,897,987
2017 Other Term A Loans, 3.573%, (LIBOR + 2.00%), 7/01/22	United States	13,316,264	13,370,354
			69,288,661
Specialty Chemicals 1.9%
Ashland LLC, Term B Loan, 3.573% - 3.574%, (LIBOR + 2.00%), 5/17/24	United States	3,567,248	3,605,150
Axalta Coating Systems U.S. Holdings Inc., Term B-2 Dollar Loans, 3.693%, (LIBOR +
2.00%), 6/01/24	United States	14,318,530	14,435,613
KMG Chemicals Inc., Initial Term Loan, 4.323%, (LIBOR + 2.75%), 6/15/24.	United States	2,908,693	2,937,780
Oxbow Carbon LLC,
Second Lien Initial Term Loan, 9.073%, (LIBOR + 7.50%), 1/04/24	United States	14,095,184	14,306,612
Tranche A Term Loan, 4.323%, (LIBOR + 2.75%), 1/04/22	United States	14,000,000	14,017,500
Tranche B Term Loan, 5.323%, (LIBOR + 3.75%), 1/04/23	United States	11,090,000	11,242,487
Solenis International LP and Solenis Holdings 3 LLC, Second Lien Term Loan,
8.229%, (LIBOR + 6.75%), 7/31/22	United States	7,800,000	7,600,125
			68,145,267
Specialty Stores 3.9%
Container Store Inc., Term B-1 Loan, 8.693%, (LIBOR + 7.00%), 8/18/21	United States	2,863,750	2,856,591
General Nutrition Centers Inc., Tranche B Term Loans, 4.08%, (LIBOR + 2.50%),
3/04/19	United States	55,438,079	49,940,451
Jo-Ann Stores Inc., Initial Loans, 6.551%, (LIBOR + 5.00%), 10/23/23	United States	7,587,812	7,540,388

|21

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[c] Senior Floating Rate Interests (continued)
Specialty Stores (continued)
PetSmart Inc., Tranche B-2 Loans, 4.57%, (LIBOR + 3.00%), 3/11/22	United States	$94,629,833	$77,419,032
			137,756,462
Technology Hardware, Storage & Peripherals 0.7%
Western Digital Corp.,
Term A Loan, 3.311%, (LIBOR + 1.75%), 4/29/21	United States	18,368,304	18,453,257
U.S. Term B-3 Loan, 3.561%, (LIBOR + 2.00%), 4/29/23	United States	6,784,240	6,841,486
			25,294,743
Tires & Rubber 0.4%
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.56%, (LIBOR + 2.00%),
4/30/19	United States	13,681,318	13,753,829
Trucking 1.6%
The Hertz Corp., Tranche B-1 Term Loan, 4.33%, (LIBOR + 2.75%), 6/30/23	United States	57,252,066	57,355,463
Total Senior Floating Rate Interests
(Cost $2,701,587,419)			2,666,183,329

Asset-Backed Securities 9.9%
Other Diversified Financial Services 9.9%
[g,h] Ballyrock CLO LLC, 2014-1A, BR, 144A, FRN, 3.845%, (3-month USD LIBOR +
2.10%), 10/20/26	United States	5,200,000	5,222,204
[g,h] Birchwood Park CLO Ltd., 2014-1A, AR, 144A, FRN, 2.90%, (3-month USD LIBOR +
1.18%), 7/15/26	United States	8,625,000	8,668,729
[g,h] BlueMountain CLO Ltd., 2012-2A, AR, 144A, FRN, 2.856%, (3-month USD LIBOR +
1.42%), 11/20/28	United States	22,160,000	22,392,680
[g,h] Bristol Park CLO Ltd., 2016-1A, A, 144A, FRN, 3.142%, (3-month USD LIBOR +
1.42%), 4/15/29	United States	40,000,000	40,489,200
[g,h] Carlyle Global Market Strategies CLO Ltd.,
2014-2A, AR, 144A, FRN, 2.666%,(3-month USD LIBOR + 1.25%), 5/15/25	United States	5,000,000	5,049,100
2015-2A, A1, 144A, FRN, 3.23%,(3-month USD LIBOR + 1.47%), 4/27/27	United States	16,535,000	16,745,325
[g,h] Carlyle U.S. CLO Ltd., 2017-1A, A1A, 144A, FRN, 3.045%, (3-month USD LIBOR +
1.30%), 4/20/31	United States	24,000,000	24,208,320
[g,h] Cent CLO LP,
2013-17A, B, 144A, FRN, 4.378%,(3-month USD LIBOR + 3.00%), 1/30/25	United States	3,850,000	3,881,993
2014-22A, A1R, 144A, FRN, 2.802%,(3-month USD LIBOR + 1.41%), 11/07/26	United States	5,000,000	5,023,500
2014-22A, BR, 144A, FRN, 4.342%,(3-month USD LIBOR + 2.95%), 11/07/26	United States	7,400,000	7,580,634
[g,h] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 2.922%, (3-month USD LIBOR +
1.20%), 7/15/26	United States	6,510,000	6,552,120
[g] Emerson Park CLO Ltd., 2013-1A, C2R, 144A, 4.055%, 7/15/25	United States	3,600,000	3,618,936
[g,h] Flatiron CLO Ltd., 2014-1A, A1R, 144A, FRN, 2.911%, (3-month USD LIBOR +
1.18%), 7/17/26	United States	16,400,000	16,510,044
[g,h] LCM XXI LP, 21A, A, 144A, FRN, 3.295%, (3-month USD LIBOR + 1.55%), 4/20/28	United States	30,320,000	30,504,042
[g,h] LCM XXIV Ltd., 24A, A, 144A, FRN, 3.055%, (3-month USD LIBOR + 1.31%), 3/20/30 .	United States	52,000,000	52,228,800
[g,h] Madison Park Funding Ltd., 2016-21A, A1, 144A, FRN, 3.275%, (3-month USD LIBOR
+ 1.53%), 7/25/29	United States	17,200,000	17,447,680
[g,h] Magnetite XIV Ltd., 2015-14A, A, 144A, FRN, 3.124%, (3-month USD LIBOR +
1.39%), 7/18/28	United States	3,140,000	3,196,646
[g,h] Octagon Investment Partners 30 Ltd., 144A, FRN, 3.065%, (3-month USD LIBOR +
1.32%), 3/17/30	United States	23,071,429	23,451,877
[g,h] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN, 4.145%, (3-
month USD LIBOR + 2.40%), 7/20/30	United States	4,208,540	4,276,424
[g,h] TCI-Cent CLO Income Note Issuer Ltd., 2017-1A, B, 144A, FRN, 4.095%, (3-
month USD LIBOR + 2.35%), 7/25/30	United States	9,671,118	9,736,205

|22

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value
Asset-Backed Securities (continued)
Other Diversified Financial Services (continued)
[g,h] Venture XXIV CLO Ltd., 2016-24A, A1D, 144A, FRN, 3.165%, (3-month USD LIBOR +
1.42%), 10/20/28	United States	$34,000,000	$34,211,480
[g,h] Voya CLO Ltd., 2017-3A, B, 144A, FRN, 4.095%, (3-month USD LIBOR + 2.35%),
7/20/30	United States	8,362,537	8,460,044
Total Asset-Backed Securities (Cost $346,543,392)			349,455,983
Total Investments before Short Term Investments
(Cost $3,183,836,648)			3,154,852,058

Short Term Investments 11.0%
[c] Senior Floating Rate Interests 1.0%
Broadcasting 0.0%†
Marshall Broadcasting Group Inc., Term Loan A-2, 3.568%, (LIBOR + 2.00%), 6/28/18 .	United States	229,795	230,370
Forest Products 1.0%
[i] Appvion Inc., NM Term Loans, 10.805% - 10.823%, (LIBOR + 9.25%), 7/01/18	United States	34,640,006	34,943,106
Total Senior Floating Rate Interests
(Cost $34,484,107)			35,173,476
		Shares
Money Market Funds (Cost $352,235,727) 10.0%
[a,j] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	United States	352,235,727	352,235,727
Total Investments (Cost $3,570,556,482) 100.6%			3,542,261,261
Other Assets, less Liabilities (0.6)%			(21,969,933)
Net Assets 100.0%			$3,520,291,328

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSee Note 7 regarding investments in affiliated management investment companies.
bIncome may be received in additional securities and/or cash.
cThe coupon rate shown represents the rate at period end.
dSecurity purchased on a delayed delivery basis.
eA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
fDefaulted security or security for which income has been deemed uncollectible.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
hThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
iSee Note 6 regarding unfunded loan commitments.
jThe rate shown is the annualized seven-day yield at period end.

|23

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)

At January 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic					Unamortized
	Payment Rate					Upfront	Unrealized
	Received	Payment	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	Date	Amount	Value	(Receipts)	(Depreciation)	Rating
Centrally Cleared Swap Contracts
Contracts to Buy Protection[a]
Traded Index
CDX.NA.HY.26	(5.00)%	Quarterly	6/20/21	$50,176,000	$(4,245,987)	$(3,197,099)	$(1,048,888)

aPerformance triggers for settlement of contract include failure to pay or bankruptcy of the underlying securities for traded index swaps.

See Abbreviations on page 94.

|24

	FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2018 (unaudited)
Franklin Low Duration Total Return Fund
		Shares/
	Country	Warrants		Value

Common Stocks and Other Equity Interests 0.0%†
Energy 0.0%†
[a] Energy XXI Gulf Coast Inc	United States	21,748		$145,929
[a] Halcon Resources Corp	United States	98,168		784,362
[a] Halcon Resources Corp., wts., 9/09/20	United States	8,753		7,834
[a] Linn Energy Inc	United States	6,620		261,490
				1,199,615
Materials 0.0%†
[a] Verso Corp., A	United States	1,387		22,275
[a] Verso Corp., wts., 7/25/23	United States	146		292
				22,567
Retailing 0.0%†
[a,b,c] Holdco 2, A	South Africa	12,326,925		10,410
[a,b,c] Holdco 2, B	South Africa	1,226,701		1,036
				11,446
Total Common Stocks and Other Equity Interests
(Cost $2,806,175)				1,233,628

Management Investment Companies 3.6%
Diversified Financials 3.6%
[d] Franklin Lower Tier Floating Rate Fund	United States	1,893,663		19,163,872
[d] Franklin Middle Tier Floating Rate Fund	United States	2,389,308		23,319,642
PowerShares Senior Loan Portfolio ETF	United States	2,330,000		54,125,900
Total Management Investment Companies
(Cost $95,348,073)				96,609,414

		Principal
		Amount*

Corporate Bonds 36.3%
Automobiles & Components 0.4%
Aptiv PLC, senior note, 3.15%, 11/19/20	United States	10,500,000		10,599,640
Banks 8.4%
[e] ANZ New Zealand International Ltd. of London, senior note, 144A,
2.85%, 8/06/20	New Zealand	7,500,000		7,515,709
[f] Banca Monte dei Paschi di Siena SpA, secured note, Reg S, 2.875%,
4/16/21.	Italy	6,300,000	EUR	8,454,725
[f] Banco Popular Espanol SA, secured note, Reg S, 1.00%, 3/03/22.	Spain	2,800,000	EUR	3,570,365
Bank of America Corp.,
senior note, 2.65%, 4/01/19	United States	9,300,000		9,331,264
senior note, 2.151%, 11/09/20	United States	6,600,000		6,512,828
[g] senior note, FRN, 2.762%, (3-month USD LIBOR + 1.04%),
1/15/19	United States	16,671,000		16,806,685
Barclays PLC, senior note, 3.25%, 1/12/21	United Kingdom	7,000,000		7,028,105
BB&T Corp.,
senior note, 2.05%, 6/19/18	United States	1,000,000		1,000,446
[g] senior note, FRN, 2.037%, (3-month USD LIBOR + 0.66%),
2/01/19	United States	2,000,000		2,009,871

Quarterly Statement of Investments | See Notes to Statements of Investments. | 25

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
			Principal
		Country	Amount*	Value

Corporate Bonds (continued)
Banks (continued)
Citigroup Inc.,
senior note, 2.40%, 2/18/20		United States	11,300,000	$11,251,253
senior note, 2.65%, 10/26/20		United States	5,000,000	4,989,488
[g] senior note, FRN, 2.445%, (3-month USD LIBOR + 0.93%),
6/07/19		United States	5,000,000	5,043,432
HSBC Holdings PLC, senior note, 3.40%, 3/08/21		United Kingdom	3,300,000	3,351,200
HSBC USA Inc., senior note, 2.00%, 8/07/18		United States	7,500,000	7,497,894
Industrial & Commercial Bank of China Ltd., senior note, 2.957%,
11/08/22		China	9,400,000	9,198,041
Industrial and Commercial Bank of China Ltd., senior note, 3.231%,
11/13/19		China	5,400,000	5,422,167
[e,g] ING Bank NV, senior note, 144A, FRN, 2.385%, (3-month USD LIBOR
+ 0.69%), 10/01/19		Netherlands	5,000,000	5,034,900
Intesa Sanpaolo SpA, senior note, 3.875%, 1/15/19		Italy	10,100,000	10,245,692
JPMorgan Chase & Co.,
senior note, 1.85%, 3/22/19		United States	8,000,000	7,962,118
senior note, 2.20%, 10/22/19		United States	21,400,000	21,305,779
senior note, 2.40%, 6/07/21		United States	2,600,000	2,569,460
[e] Norddeutsche Landesbank Girozentrale, secured note, 144A, 2.00%,
2/05/19	.	Germany	6,500,000	6,481,410
PHH Corp., senior note, 7.375%, 9/01/19		United States	1,800,000	1,908,000
Regions Financial Corp., senior note, 2.00%, 5/15/18		United States	4,500,000	4,496,992
Royal Bank of Canada, secured note, 2.10%, 10/14/20		Canada	6,300,000	6,217,765
[e] The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/21		Canada	12,700,000	12,517,006
Wells Fargo & Co.,
senior note, 2.50%, 3/04/21		United States	2,600,000	2,578,937
[g] senior note, FRN, 2.625%, (3-month USD LIBOR + 0.88%),
7/22/20		United States	13,700,000	13,932,415
[e] Westpac Banking Corp.,
secured note, 144A, 2.10%, 2/25/22		Australia	9,700,000	9,511,917
senior secured note, 144A, 2.25%, 11/09/20		Australia	6,300,000	6,231,865
[e] Woori Bank, sub. note, 144A, 4.75%, 4/30/24		South Korea	5,300,000	5,511,974
				225,489,703
Capital Goods 0.8%
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21		United States	5,100,000	5,218,830
John Deere Capital Corp.,
senior note, 1.30%, 3/12/18		United States	1,700,000	1,699,414
senior note, 1.95%, 3/04/19		United States	3,750,000	3,736,604
Lockheed Martin Corp., senior note, 1.85%, 11/23/18		United States	4,200,000	4,191,063
United Technologies Corp., senior note, 4.50%, 4/15/20		United States	7,500,000	7,823,737
				22,669,648
Commercial & Professional Services 0.0%†
Republic Services Inc., senior note, 3.80%, 5/15/18		United States	1,035,000	1,040,425
Consumer Durables & Apparel 0.3%
Beazer Homes USA Inc., senior note, 5.75%, 6/15/19		United States	3,651,000	3,787,913
KB Home, senior note, 4.75%, 5/15/19.		United States	4,500,000	4,578,750
				8,366,663
Consumer Services 0.4%
Marriott International Inc., senior note, 2.875%, 3/01/21		United States	10,000,000	9,995,982

|26

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials 5.1%
[g] Bank of New York Mellon Corp., senior note, FRN, 2.292%, (3-
month USD LIBOR + 0.87%), 8/17/20	United States	6,400,000	$6,495,533
Capital One Bank USA NA, senior note, 2.30%, 6/05/19	United States	11,900,000	11,860,853
Capital One Financial Corp.,
senior note, 2.50%, 5/12/20	United States	3,900,000	3,874,907
senior note, 3.05%, 3/09/22	United States	13,600,000	13,539,204
[g] Deutsche Bank AG, senior note, FRN, 2.746%, (3-month USD LIBOR +
1.31%), 8/20/20	Germany	7,500,000	7,600,050
[e] Dexia Credit Local SA, senior note, 144A, 2.375%, 9/20/22	France	4,550,000	4,444,258
The Goldman Sachs Group Inc.,
senior note, 2.35%, 11/15/21	United States	4,000,000	3,909,855
[g] senior note, FRN, 2.788%, (3-month USD LIBOR + 1.20%),
9/15/20	United States	23,000,000	23,453,433
[e] Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21	Netherlands	3,400,000	3,548,750
Morgan Stanley,
senior note, 2.65%, 1/27/20	United States	4,000,000	4,002,008
senior note, 2.80%, 6/16/20	United States	6,600,000	6,615,431
[g] senior note, FRN, 2.90%, (3-month USD LIBOR + 1.14%), 1/27/20.	United States	22,400,000	22,765,097
Navient Corp.,
senior note, 5.50%, 1/15/19	United States	3,400,000	3,464,532
senior note, 5.00%, 10/26/20	United States	2,000,000	2,040,600
[e] Pricoa Global Funding I, secured note, 144A, 2.55%, 11/24/20	United States	5,600,000	5,590,653
[e] Protective Life Global Funding,
secured note, 144A, 2.262%, 4/08/20	United States	7,000,000	6,947,146
senior secured note, 144A, 1.722%, 4/15/19	United States	4,300,000	4,268,242
[e,g] Seven and Seven Ltd., senior note, 144A, FRN, 2.452%, (6-
month USD LIBOR + 1.00%), 9/11/19	South Korea	800,000	793,583
			135,214,135
Energy 2.5%
Anadarko Petroleum Corp., senior note, 4.85%, 3/15/21.	United States	6,100,000	6,410,187
[e] California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	1,656,000	1,392,075
[e] CNPC General Capital Ltd., senior note, 144A, 1.95%, 4/16/18.	China	1,500,000	1,498,005
Devon Energy Corp., senior bond, 3.25%, 5/15/22.	United States	5,300,000	5,349,105
Enable Midstream Partners LP, senior note, 2.40%, 5/15/19	United States	3,700,000	3,673,608
Energy Transfer Equity LP, senior secured note, first lien, 4.25%,
3/15/23.	United States	3,600,000	3,627,000
EnLink Midstream Partners LP, senior note, 2.70%, 4/01/19	United States	800,000	797,732
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	7,500,000	7,507,008
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	4,500,000	4,525,284
[e] Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	1,300,000	1,289,821
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%,
2/01/21.	United States	5,000,000	5,332,434
Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	1,900,000	1,880,962
[e] Sinopec Group Overseas Development 2015 Ltd., senior note, 144A,
2.50%, 4/28/20	China	7,400,000	7,326,000
[e] Sinopec Group Overseas Development 2017 Ltd., senior note, 144A,
2.375%, 4/12/20	China	5,100,000	5,042,992
[g] Statoil ASA, senior note, FRN, 1.857%, (3-month USD LIBOR +
0.46%), 11/08/18	Norway	6,900,000	6,919,872
[e] Sunoco LP/Sunoco Finance Corp., senior note, 144A, 4.875%, 1/15/23 .	United States	2,500,000	2,552,550

|27

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
			Principal
		Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Williams Partners LP, senior note, 4.125%, 11/15/20		United States	1,700,000	$1,754,678
				66,879,313
Food & Staples Retailing 0.5%
The Kroger Co., senior note, 2.60%, 2/01/21		United States	7,500,000	7,454,558
Walgreen Co., senior bond, 3.10%, 9/15/22		United States	5,300,000	5,261,799
				12,716,357
Food, Beverage & Tobacco 1.5%
Anheuser-Busch InBev Finance Inc., senior note, 2.65%, 2/01/21		Belgium	8,500,000	8,469,740
Coca-Cola Femsa SAB de CV, senior note, 2.375%, 11/26/18.		Mexico	2,500,000	2,498,090
[e] Imperial Brands Finance PLC, senior note, 144A, 2.95%, 7/21/20		United Kingdom	6,000,000	6,020,013
Kraft Heinz Foods Co.,
senior bond, 3.50%, 6/06/22.		United States	7,900,000	7,995,695
senior note, 2.00%, 7/02/18		United States	6,400,000	6,393,315
[g] Mondelez International Inc., senior note, FRN, 1.897%, (3-
month USD LIBOR + 0.52%), 2/01/19		United States	500,000	501,569
Reynolds American Inc., senior note, 2.30%, 6/12/18.		United Kingdom	8,800,000	8,808,356
				40,686,778
Health Care Equipment & Services 1.1%
Anthem Inc., senior note, 2.50%, 11/21/20		United States	2,500,000	2,487,573
CHS/Community Health Systems Inc., senior note, 7.125%, 7/15/20		United States	3,500,000	3,062,500
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18		United States	1,600,000	1,608,540
HCA Inc., senior secured note, first lien, 4.25%, 10/15/19.		United States	3,500,000	3,574,375
Stryker Corp., senior note, 2.00%, 3/08/19		United States	10,100,000	10,064,811
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19		United States	1,825,000	1,868,344
Zimmer Holdings Inc., senior note, 2.70%, 4/01/20		United States	7,500,000	7,479,455
				30,145,598
Household & Personal Products 0.2%
Colgate-Palmolive Co., senior note, 0.90%, 5/01/18.		United States	2,200,000	2,196,285
The Procter & Gamble Co., senior note, 1.70%, 11/03/21		United States	3,200,000	3,097,499
				5,293,784
Insurance 1.5%
[e] Jackson National Life Global Funding, secured note, 144A, 2.25%,
4/29/21	.	United States	7,600,000	7,453,807
[e] Metropolitan Life Global Funding I, senior secured bond, 144A,
3.875%, 4/11/22		United States	5,900,000	6,106,083
[e] New York Life Global Funding,
secured note, 144A, 2.10%, 1/02/19		United States	10,000,000	10,001,528
secured note, 144A, 2.15%, 6/18/19		United States	6,400,000	6,381,883
[e] Nuveen Finance LLC, senior note, 144A, 2.95%, 11/01/19		United States	4,200,000	4,227,633
[g] Prudential Financial Inc., senior note, FRN, 2.196%, (3-
month USD LIBOR + 0.78%), 8/15/18		United States	5,700,000	5,722,567
				39,893,501
Materials 0.7%
[e] BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A,
6.50%, 5/15/21		Australia	4,500,000	4,680,833
[e] FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 4.75%,
5/15/22	.	Australia	5,000,000	5,075,000
[e] Glencore Funding LLC, senior note, 144A, 3.00%, 10/27/22		Switzerland	2,200,000	2,165,724
LyondellBasell Industries NV, senior note, 6.00%, 11/15/21		United States	2,950,000	3,249,052

|28

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[e] Owens-Brockway Glass Container Inc., senior note, 144A, 5.00%,
1/15/22.	United States	3,500,000	$3,657,500
			18,828,109
Media 1.5%
[e] Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	2,000,000	2,080,000
CBS Corp., senior note, 2.30%, 8/15/19	United States	8,437,000	8,412,233
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	3,500,000	3,583,125
senior note, 8.625%, 2/15/19	United States	3,000,000	3,172,500
DISH DBS Corp., senior note, 5.875%, 7/15/22.	United States	5,000,000	4,993,750
[e] NBCUniversal Enterprise Inc., senior note, 144A, 1.974%, 4/15/19	United States	10,000,000	9,959,602
Time Warner Inc., senior note, 2.10%, 6/01/19	United States	8,500,000	8,455,967
			40,657,177
Pharmaceuticals, Biotechnology & Life Sciences 2.7%
AbbVie Inc., senior note, 1.80%, 5/14/18	United States	8,600,000	8,599,145
Actavis Funding SCS, senior note, 2.35%, 3/12/18	United States	6,200,000	6,203,459
Allergan Funding SCS, senior note, 3.45%, 3/15/22.	United States	5,300,000	5,335,617
Amgen Inc.,
senior note, 1.85%, 8/19/21	United States	1,000,000	968,719
[g] senior note, FRN, 2.046%, (3-month USD LIBOR + 0.60%),
5/22/19	United States	6,200,000	6,237,066
Baxalta Inc.,
senior note, 2.00%, 6/22/18	United States	10,200,000	10,191,166
senior note, 2.875%, 6/23/20	United States	7,900,000	7,914,686
Biogen Inc., senior note, 2.90%, 9/15/20	United States	11,500,000	11,565,663
Celgene Corp.,
senior note, 2.25%, 8/15/21	United States	7,900,000	7,715,815
senior note, 2.75%, 2/15/23	United States	3,700,000	3,617,148
[e] Valeant Pharmaceuticals International Inc., senior note, 144A, 5.375%,
3/15/20.	United States	3,800,000	3,790,500
			72,138,984
Real Estate 0.8%
American Tower Corp., senior note, 3.40%, 2/15/19.	United States	6,200,000	6,254,333
Crown Castle International Corp., senior note, 3.15%, 7/15/23	United States	6,000,000	5,927,861
Realty Income Corp., senior bond, 3.25%, 10/15/22	United States	7,900,000	7,937,000
			20,119,194
Retailing 0.9%
[e] Amazon.com Inc., senior note, 144A, 2.40%, 2/22/23	United States	4,150,000	4,047,501
Dollar General Corp., senior note, 1.875%, 4/15/18	United States	8,200,000	8,194,638
JD.com Inc., senior note, 3.125%, 4/29/21	China	5,300,000	5,252,353
[c,h] K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
3.00%, 12/31/22	South Africa	934,308	27,955
[c,h] K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22	South Africa	163,027	123,599
Penske Automotive Group Inc., senior sub. note, 3.75%, 8/15/20.	United States	4,000,000	4,030,000
[e] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	4,700,000	2,978,625
			24,654,671

|29

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Semiconductors & Semiconductor Equipment 0.5%
[e] Broadcom Corp / Cayman Finance Ltd., senior note, 144A, 2.375%,
1/15/20.	United States	8,700,000		$8,613,257
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	5,200,000		5,213,402
				13,826,659
Software & Services 0.9%
Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19	China	11,900,000		11,873,344
Fiserv Inc., senior note, 2.70%, 6/01/20	United States	11,300,000		11,318,550
				23,191,894
Technology Hardware & Equipment 1.4%
[g] Apple Inc., senior note, FRN, 1.635%, (3-month USD LIBOR + 0.25%),
5/03/18.	United States	7,300,000		7,304,806
[e] Dell International LLC/EMC Corp., senior secured note, first lien, 144A,
3.48%, 6/01/19	United States	6,400,000		6,458,330
[g] Hewlett Packard Enterprise Co., senior note, FRN, 3.626%, (3-
month USD LIBOR + 1.93%), 10/05/18	United States	8,100,000		8,189,350
Juniper Networks Inc.,
senior note, 3.125%, 2/26/19	United States	7,500,000		7,562,214
senior note, 3.30%, 6/15/20	United States	500,000		507,600
[e] Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19	United States	6,500,000		6,638,125
				36,660,425
Telecommunication Services 1.0%
AT&T Inc., senior note, 2.45%, 6/30/20	United States	7,400,000		7,357,894
Intelsat Jackson Holdings SA, senior note, 7.25%, 10/15/20	Luxembourg	2,000,000		1,762,500
[e] Sprint Communications Inc., senior note, 144A, 9.00%, 11/15/18	United States	371,000		388,400
[e] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, first lien, 144A,
3.36%, 3/20/23	United States	2,343,750		2,358,398
Telefonica Emisiones S.A.U., senior note, 3.192%, 4/27/18.	Spain	2,300,000		2,305,877
T-Mobile USA Inc., senior note, 4.00%, 4/15/22.	United States	1,800,000		1,839,375
Verizon Communications Inc.,
senior note, 2.625%, 2/21/20	United States	5,180,000		5,205,110
[g] senior note, FRN, 3.324%, (3-month USD LIBOR + 1.75%),
9/14/18	United States	4,800,000		4,849,317
				26,066,871
Transportation 0.7%
[e] American Airlines Group Inc., senior note, 144A, 5.50%, 10/01/19	United States	1,780,000		1,828,950
[e] DAE Funding LLC, senior note, 144A, 4.00%, 8/01/20	United Arab Emirates	4,400,000		4,422,000
FedEx Corp., senior note, 0.50%, 4/09/20.	United States	7,100,000	EUR	8,887,013
[e] Park Aerospace Holdings Ltd., senior note, 144A, 5.25%, 8/15/22.	Ireland	3,900,000		3,853,512
				18,991,475
Utilities 2.5%
Calpine Corp., senior note, 5.375%, 1/15/23	United States	15,000,000		14,868,750
Dominion Energy Inc., senior note, 2.50%, 12/01/19	United States	9,500,000		9,469,871
Duke Energy Corp., senior note, 2.10%, 6/15/18	United States	5,100,000		5,102,301
PSEG Power LLC, senior note, 3.00%, 6/15/21	United States	7,700,000		7,719,134
The Southern Co.,
senior note, 2.45%, 9/01/18	United States	7,000,000		7,015,186
senior note, 2.35%, 7/01/21	United States	6,500,000		6,377,802

|30

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Utilities (continued)
[e] State Grid Overseas Investment 2013 Ltd., senior note, 144A, 1.75%,
5/22/18.	China	2,000,000	$1,994,780
[e] State Grid Overseas Investment 2014 Ltd., senior note, 144A, 2.75%,
5/07/19.	China	2,200,000	2,200,726
[e] State Grid Overseas Investment 2016 Ltd., senior note, 144A, 2.75%,
5/04/22.	China	9,400,000	9,214,538
[e] Talen Energy Supply LLC, senior note, 144A, 9.50%, 7/15/22	United States	3,400,000	3,571,700
			67,534,788
Total Corporate Bonds (Cost $974,449,151)			971,661,774

[g] Senior Floating Rate Interests 4.0%
Automobiles & Components 0.1%
Allison Transmission Inc., Term Loans, 3.57%, (LIBOR + 2.00%),
9/23/22.	United States	868,217	875,181
TI Group Automotive Systems LLC, Initial US Term Loan, 4.073%,
(LIBOR + 2.50%), 6/30/22	United States	1,293,631	1,303,737
			2,178,918
Capital Goods 0.0%†
Harsco Corp., Term B-1 Loan, 4.625%, (LIBOR + 3.00%), 12/10/24	United States	134,541	136,644
Leidos Innovations Corp., Term Loan B, 3.625%, (LIBOR + 2.00%),
8/16/23.	United States	210,196	212,276
			348,920
Commercial & Professional Services 0.0%†
KAR Auction Services Inc., Term Loan B, 4.25%, (LIBOR + 2.50%),
3/09/23.	United States	704,747	712,529
Consumer Services 0.5%
Aristocrat Technologies Inc.,
New 2017 Term Loans, 3.635% - 3.745%, (LIBOR + 2.00%),
10/19/24.	United States	1,107,000	1,116,167
Term B-2 Loans, 3.745%, (LIBOR + 2.00%), 10/20/21	United States	2,557,244	2,580,305
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.70%, (LIBOR +
2.00%), 3/15/22	United States	1,547,846	1,555,344
Eldorado Resorts Inc., Initial Term Loan, 3.813% - 3.875%, (LIBOR +
2.25%), 4/17/24	United States	1,587,555	1,591,854
Fitness International LLC, Term A Loan, 4.943%, (LIBOR + 3.25%),
4/01/20.	United States	3,068,923	3,076,595
Greektown Holdings LLC, Initial Term Loan, 4.323%, (LIBOR + 2.75%),
4/25/24.	United States	3,325,631	3,340,181
			13,260,446
Diversified Financials 0.2%
Finco I LLC, Initial Term Loans, 4.323%, (LIBOR + 2.75%), 12/27/22	United States	3,469,894	3,519,773
First Eagle Holdings Inc., Initial Term Loans, 4.693%, (LIBOR + 3.00%),
12/01/22	United States	885,791	898,802
Russell Investments U.S. Institutional Holdco Inc., Term Loan B,
5.943%, (LIBOR + 4.25%), 6/01/23	United States	597,671	604,768
			5,023,343

|31

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

[g] Senior Floating Rate Interests (continued)
Energy 0.3%
Bowie Resource Holdings LLC, First Lien Initial Term Loan, 7.323%,
(LIBOR + 5.75%), 8/14/20	United States	1,843,577	$1,804,976
Fieldwood Energy LLC, Loans, 4.568%, (LIBOR + 2.875%), 10/01/18	United States	5,036,382	4,973,427
Foresight Energy LLC, Term Loans, 7.443%, (LIBOR + 5.75%),
3/28/22.	United States	1,299,462	1,262,645
OSG Bulk Ships Inc., Initial Term Loan, 5.65%, (LIBOR + 4.25%),
8/05/19.	United States	1,038,624	1,011,360
			9,052,408
Food & Staples Retailing 0.1%
Aramark Corp., U.S. Term B-1 Loan, 3.573%, (LIBOR + 2.00%),
3/11/25.	United States	102,829	103,794
Smart & Final Stores LLC, First Lien Term Loan, 5.193%, (LIBOR +
3.50%), 11/15/22	United States	1,217,455	1,201,222
			1,305,016
Food, Beverage & Tobacco 0.3%
JBS USA LUX SA, New Initial Term Loans, 4.10%, (LIBOR + 2.50%),
10/30/22	Brazil	6,649,750	6,619,620
Post Holdings Inc., Series A Incremental Term Loan, 3.83%, (LIBOR +
2.25%), 5/24/24	United States	2,384,010	2,399,282
			9,018,902
Health Care Equipment & Services 0.2%
Quintiles IMS Inc., Term B-2 Dollar Loans, 3.693%, (LIBOR + 2.00%),
1/20/25.	United States	3,595,270	3,621,112
U.S. Renal Care Inc., Initial Term Loan, 5.943%, (LIBOR + 4.25%),
12/31/22	United States	2,474,952	2,475,881
			6,096,993
Household & Personal Products 0.2%
[i] FGI Operating Co. LLC, Term B Loans, 5.823%, (LIBOR + 4.25%),
4/19/19.	United States	3,621,839	2,031,247
Spectrum Brands Inc., USD Term Loans, 3.397% - 3.651%, (LIBOR +
2.00%), 6/23/22	United States	1,841,358	1,852,522
			3,883,769
Materials 0.3%
Ashland LLC, Term B Loan, 3.573% - 3.574%, (LIBOR + 2.00%),
5/17/24.	United States	388,351	392,477
Chemours Co., Tranche B-1 US Term Loans, 4.08%, (LIBOR + 2.50%),
5/12/22.	United States	3,546,765	3,582,232
[j,k] Crown Americas LLC, Term B Loans, TBD, 1/29/25	United States	174,547	176,807
Cyanco Intermediate Corp., Initial Term Loan, 6.073%, (LIBOR +
4.50%), 5/01/20	United States	532,310	541,625
OCI Beaumont LLC, Term B-3 Loan, 8.172%, (LIBOR + 6.75%),
8/20/19.	United States	813,049	827,453
Oxbow Carbon LLC,
Tranche A Term Loan, 4.323%, (LIBOR + 2.75%), 1/04/22	United States	1,380,000	1,381,725
Tranche B Term Loan, 5.323%, (LIBOR + 3.75%), 1/04/23	United States	600,000	608,250
			7,510,569

|32

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

[g] Senior Floating Rate Interests (continued)
Media 0.3%
Altice U.S. Finance I Corp., March 2017 Refinancing Term Loan
Commitments, 3.823%, (LIBOR + 2.25%), 7/28/25	United States	115,515	$115,515
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 3.809%, (LIBOR + 2.25%),
12/15/23.	United States	508,043	510,266
Initial Term Loans, 3.809%, (LIBOR + 2.25%), 12/15/22	United States	4,102,918	4,122,291
Charter Communications Operating LLC, Term Loan A-2, 3.08%,
(LIBOR + 1.50%), 3/31/23	United States	1,239,237	1,241,560
CSC Holdings LLC, March 2017 Incremental Term Loans, 3.809%,
(LIBOR + 2.25%), 7/17/25	United States	2,232,237	2,241,655
Lions Gate Entertainment Corp., Term A Loan, 3.567%, (LIBOR +
2.00%), 12/08/21	United States	298,639	299,386
			8,530,673
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 5.875%, (LIBOR + 4.25%), 4/29/24	United States	3,437,558	3,451,882
Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 3.715%,
(LIBOR + 2.25%), 1/31/25	United States	1,446,000	1,456,665
Syneos Health Inc., Initial Term B Loans, 3.823%, (LIBOR + 2.25%),
8/01/24.	United States	160,333	161,235
RPI Finance Trust, Term A-3 Loan, 3.443%, (LIBOR + 1.75%),
10/14/21	United States	333,911	334,641
Valeant Pharmaceuticals International Inc., Series F Tranche B Term
Loan, 5.06%, (LIBOR + 3.50%), 4/01/22.	United States	1,125,677	1,143,758
			6,548,181
Retailing 0.4%
Ascena Retail Group Inc., Tranche B Term Loan, 6.125%, (LIBOR +
4.50%), 8/21/22	United States	3,215,812	2,883,512
Harbor Freight Tools USA Inc., Refinancing Loans, 4.073%, (LIBOR +
2.50%), 8/19/23	United States	2,757,875	2,774,127
Jo-Ann Stores Inc., Initial Loans, 6.551%, (LIBOR + 5.00%), 10/23/23	United States	2,065,629	2,052,719
PetSmart Inc., Tranche B-2 Loans, 4.57%, (LIBOR + 3.00%), 3/11/22	United States	4,634,875	3,791,907
			11,502,265
Semiconductors & Semiconductor Equipment 0.1%
MKS Instruments Inc., Tranche B-3 Term Loans, 3.573%, (LIBOR +
2.00%), 4/29/23	United States	128,567	129,491
ON Semiconductor Corp., 2017 Replacement Term B-2 Loans, 3.573%,
(LIBOR + 2.00%), 3/31/23	United States	3,433,936	3,461,599
			3,591,090
Software & Services 0.1%
Global Payments Inc., Term A-2 Loan, 3.215%, (LIBOR + 1.75%),
5/02/22.	United States	363,103	363,841
Rackspace Hosting Inc., Term B Loans, 4.385%, (LIBOR + 3.00%),
11/03/23	United States	1,716,738	1,734,214
Wex Inc., Term B Loan, 3.823%, (LIBOR + 2.25%), 7/01/23	United States	387,093	392,012
			2,490,067

|33

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*			Value

[g] Senior Floating Rate Interests (continued)
Technology Hardware & Equipment 0.1%
Ciena Corp., Refinancing Term Loan, 4.061%, (LIBOR + 2.50%),
1/28/22.	United States	188,098			$189,038
[j] Commscope Inc., Tranche 5 Term Loans, 3.573%, (LIBOR + 2.00%),
12/29/22	United States	1,048,748			1,057,597
Western Digital Corp., U.S. Term B-3 Loan, 3.561%, (LIBOR + 2.00%),
4/29/23.	United States	1,579,739			1,593,069
					2,839,704
Telecommunication Services 0.1%
Consolidated Communications Inc., Initial Term Loan, 4.57%, (LIBOR +
3.00%), 10/05/23	United States	3,213,511			3,176,154
Global Tel*Link Corp., Term Loan, 5.693%, (LIBOR + 4.00%), 5/23/20	United States	262,424			264,885
					3,441,039
Transportation 0.3%
Air Canada, Term Loan, 3.745%, (LIBOR + 2.25%), 10/06/23	Canada	46,680			46,972
International Seaways Operating Corp., Initial Term Loans, 7.08%,
(LIBOR + 5.50%), 6/22/22	United States	864,063			870,003
Navios Maritime Midstream Partners LP, Initital Term Loan, 6.13%,
(LIBOR + 4.50%), 6/18/20	Marshall Islands	1,206,526			1,205,521
Navios Maritime Partners LP, Initial Term Loan, 6.54%, (LIBOR +
5.00%), 9/14/20	Greece	2,165,626			2,174,198
[j] XPO Logistics Inc., Loans, 3.958%, (LIBOR + 2.25%), 11/01/21	United States	3,848,294			3,883,167
					8,179,861
Utilities 0.1%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.95%, (LIBOR
+ 3.25%), 6/28/23	United States	151,036			152,641
NRG Energy Inc., Term Loans, 3.943%, (LIBOR + 2.25%), 6/30/23	United States	2,127,699			2,143,361
					2,296,002
Total Senior Floating Rate Interests
(Cost $109,527,869)					107,810,695

Foreign Government and Agency Securities 1.3%
[e] The Export-Import Bank of China, senior note, 144A, 2.50%, 7/31/19	China	8,000,000			7,972,560
The Export-Import Bank of Korea, senior note, 2.25%, 1/21/20.	South Korea	11,200,000			11,064,928
Government of Mexico,
senior note, M, 4.75%, 6/14/18	Mexico	720,000	[l]	MXN	3,831,329
senior note, M 10, 8.50%, 12/13/18	Mexico	1,060,000	[l]	MXN	5,738,840
Japan Bank for International Cooperation, 2.125%, 6/01/20	Japan	4,100,000			4,057,483
Nota Do Tesouro Nacional,
10.00%, 1/01/21	Brazil	2,350[m] BRL			762,488
[n] Index Linked, 6.00%, 8/15/18	Brazil	1,810	[m]	BRL	1,763,802
Total Foreign Government and Agency Securities
(Cost $36,450,721)					35,191,430

U.S. Government and Agency Securities 22.7%
U.S. Treasury Note,
1.625%, 3/31/19	United States	20,000,000			19,914,062
3.125%, 5/15/19	United States	37,000,000			37,512,363
1.625%, 6/30/19	United States	50,000,000			49,709,961
3.625%, 8/15/19	United States	75,000,000			76,751,954
1.625%, 8/31/19	United States	37,000,000			36,736,953

|34

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

U.S. Government and Agency Securities (continued)
U.S. Treasury Note, (continued)
3.375%, 11/15/19	United States	60,000,000	$61,327,735
2.125%, 1/31/21	United States	38,000,000	37,800,352
2.25%, 4/30/21	United States	17,000,000	16,950,195
2.25%, 7/31/21	United States	39,000,000	38,827,852
2.00%, 8/31/21	United States	18,800,000	18,549,211
2.125%, 9/30/21	United States	20,000,000	19,805,469
1.75%, 3/31/22	United States	54,000,000	52,511,836
1.875%, 3/31/22	United States	50,000,000	48,848,633
[o] Index Linked, 1.875%, 7/15/19	United States	9,519,334	9,808,048
[o] Index Linked, 1.375%, 1/15/20	United States	24,935,387	25,525,616
[o] Index Linked, 0.125%, 4/15/21	United States	18,733,786	18,568,951
[o] Index Linked, 0.125%, 1/15/22	United States	39,234,264	38,835,184
Total U.S. Government and Agency Securities
(Cost $614,742,037)			607,984,375

Asset-Backed Securities and Commercial Mortgage-
Backed Securities 26.9%
Automobiles & Components 0.0%†
[p] Countrywide Asset-Backed Certificates,
2001-BC3, A, FRN, 2.041%, (1-month USD LIBOR + 0.48%),
12/25/31.	United States	1,296	1,149
2002-3, 1A1, FRN, 2.301%, (1-month USD LIBOR + 0.74%),
5/25/32	United States	1,595	1,543
			2,692
Banks 1.5%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%,
7/10/46.	United States	636,194	637,788
[q] Bear Stearns Commercial Mortgage Securities Trust, 2005-T20, E,
FRN, 5.106%, 10/12/42	United States	2,000,000	1,829,016
[q] CD Commercial Mortgage Trust, 2005-CD1, E, FRN, 5.268%, 7/15/44 .	United States	690,755	689,567
Citibank Credit Card Issuance Trust,
2017-A3, A3, 1.92%, 4/07/22	United States	11,000,000	10,882,692
2018-A1, A1, 2.49%, 1/20/23	United States	13,700,000	13,698,104
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%, 10/15/49 .	United States	641,901	617,990
[q] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.79%, 7/10/38	United States	3,818,000	3,582,219
Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1,
5.00%, 9/25/19	United States	389,226	401,572
[p] CWABS Asset-Backed Certificates Trust, 2004-7, MV3, FRN, 2.611%,
(1-month USD LIBOR + 1.05%), 12/25/34	United States	134,024	134,453
[p] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 2.311%,
(1-month USD LIBOR + 0.75%), 3/25/34	United States	241,217	243,030
[q,r] GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN,
5.606%, 12/10/49	United States	2,200,000	2,208,777
[q] Greenwich Capital Commercial Funding Corp., 2006-GG7, AM, FRN,
5.789%, 7/10/38	United States	236,454	236,750
[p] Impac Secured Assets Corp., 2004-4, M1, FRN, 2.326%, (1-
month USD LIBOR + 0.765%), 2/25/35	United States	1,054,558	1,057,980
[q] LB-UBS Commercial Mortgage Trust, 2006-C1, AJ, FRN, 5.276%,
2/15/41.	United States	5,329	5,328

|35

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
			Principal
		Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Banks (continued)
Merrill Lynch Mortgage Investors Trust,
[p] 2003-A, 1A, FRN, 2.301%, (1-month USD LIBOR + 0.74%),
3/25/28		United States	416,358	$401,501
[q] 2005-1, 2A2, FRN, 3.233%, 4/25/35		United States	319,490	311,810
[p] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN,
2.296%, (1-month USD LIBOR + 0.735%), 1/25/35		United States	157,929	158,117
[e,q] Wachovia Bank Commercial Mortgage Trust, 2003-C7, F, 144A, FRN,
5.952%, 10/15/35		United States	277,498	276,876
[q] Wells Fargo Mortgage Backed Securities Trust,
2005-AR, 1A1, FRN, 3.84%, 2/25/35		United States	1,260,192	1,290,001
2005-AR9, 2A2, FRN, 3.62%, 10/25/33		United States	143,909	143,769
				38,807,340
Diversified Financials 25.0%
American Express Credit Account Master Trust,
[p] 2008-2, A, FRN, 2.819%, (1-month USD LIBOR + 1.26%), 9/15/20 .		United States	2,900,000	2,901,402
2017-6, A, 2.04%, 5/15/23		United States	16,300,000	16,112,398
[p] American Home Mortgage Investment Trust,
2004-3, 4A, FRN, 3.161%, (6-month USD LIBOR + 1.50%),
10/25/34	.	United States	2,347,127	2,327,996
2005-1, 6A, FRN, 3.825%, (6-month USD LIBOR + 2.00%),
6/25/45		United States	1,174,973	1,193,101
[p] Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through
Certificates, 2004-R4, M1, FRN, 2.386%, (1-month USD LIBOR +
0.825%), 6/25/34		United States	703,125	708,684
[p] Argent Securities Inc. Asset-Backed Pass-Through Certificates,
2005-W2, A2C, FRN, 1.921%, (1-month USD LIBOR + 0.36%),
10/25/35		United States	534,364	537,234
[e,p] Atrium IX, 9A, AR, 144A, FRN, 2.708%, (3-month USD LIBOR +
1.24%), 5/28/30		United States	2,000,000	2,020,000
[e,p] Atrium X, 10A, CR, 144A, FRN, 3.672%, (3-month USD LIBOR +
1.95%), 7/16/25		United States	2,230,000	2,236,690
[e,p] Atrium XI, 11A, CR, 144A, FRN, 3.894%, (3-month USD LIBOR +
2.15%), 10/23/25		United States	6,750,000	6,800,355
[e,p] Atrium XIII,
2013A, C, 144A, FRN, 3.241%, (3-month USD LIBOR + 1.80%),
11/21/30.		United States	1,000,000	999,880
2013A, B, 144A, FRN, 2.941%, (3-month USD LIBOR + 1.50%),
11/21/30.		United States	1,000,000	1,005,000
[e] BAMLL Commercial Mortgage Securities Trust, 2012-PARK, A, 144A,
2.959%, 12/10/30		United States	3,200,000	3,191,302
[p] Bear Stearns ALT-A Trust,
2004-10, 1A3, FRN, 2.561%, (1-month USD LIBOR + 1.00%),
9/25/34		United States	78,169	78,492
2004-13, A2, FRN, 2.441%, (1-month USD LIBOR + 0.88%),
11/25/34.		United States	47,759	47,535

|36

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
			Principal
		Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,p] Birchwood Park CLO Ltd., 2014-1A, AR, 144A, FRN, 2.90%, (3-
month USD LIBOR + 1.18%), 7/15/26		United States	1,000,000	$1,005,070
[e,p] BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, C, 144A, FRN, 4.095%,
(3-month USD LIBOR + 2.35%), 7/20/29		United States	1,361,000	1,393,433
[e,p] BlueMountain Fuji U.S. CLO II Ltd.,
2017-2A, A1A, 144A, FRN, 2.531%, (3-month USD LIBOR +
1.20%), 10/20/30.		United States	3,500,000	3,500,455
2017-2A, B, 144A, FRN, 3.481%, (3-month USD LIBOR + 2.15%),
10/20/30	.	United States	1,000,000	1,002,340
[e,p] BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, C, 144A, FRN, 3.427%,
(3-month USD LIBOR + 1.70%), 1/15/30		United States	500,000	501,710
[e,p] Burnham Park CLO Ltd., 2016-1A, A, 144A, FRN, 3.175%, (3-
month USD LIBOR + 1.43%), 10/20/29		United States	2,240,000	2,273,376
Capital One Multi-Asset Execution Trust, 2017-A4, A4, 1.99%, 7/17/23 .		United States	14,230,000	14,047,395
[e,p] Carlyle Global Market Strategies CLO Ltd., 2012-4A, AR, 144A, FRN,
3.195%, (3-month USD LIBOR + 1.45%), 1/20/29		United States	2,800,000	2,862,244
[e,p] Carlyle U.S. CLO Ltd.,
2017-1A, A1A, 144A, FRN, 3.045%, (3-month USD LIBOR +
1.30%), 4/20/31		United States	1,000,000	1,008,680
2017-2A, B, 144A, FRN, 4.145%, (3-month USD LIBOR + 2.40%),
7/20/31		United States	2,110,000	2,139,245
2017-3A, B, 144A, FRN, 4.095%, (3-month USD LIBOR + 2.35%),
7/20/29		United States	1,250,000	1,262,150
2017-5A, B, 144A, FRN, 3.53%, (3-month USD LIBOR + 1.80%),
1/20/30		United States	2,200,000	2,200,000
[e,p] Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 4.684%, (3-
month USD LIBOR + 2.95%), 10/18/26		United States	3,011,300	3,049,995
[e,p] Cent CLO, 2013-17A, A1, 144A, FRN, 2.678%, (3-month USD LIBOR +
1.30%), 1/30/25		United States	5,245,294	5,253,582
[e,p] Cent CLO 20 Ltd., 13-20A, AR, 144A, FRN, 2.845%, (3-
month USD LIBOR + 1.10%), 1/25/26		United States	4,000,000	4,009,360
[e,p] Cent CLO LP,
2014-22A, A1R, 144A, FRN, 2.802%, (3-month USD LIBOR +
1.41%), 11/07/26.		United States	2,800,000	2,813,160
2014-22A, BR, 144A, FRN, 4.342%, (3-month USD LIBOR +
2.95%), 11/07/26.		United States	4,050,000	4,148,861
[e] Centerline REIT Inc.,
[p] 2004-RR3, A2, 144A, FRN, 6.241%, (1-month USD LIBOR +
4.76%), 9/21/45		United States	964,797	971,204
2004-RR3, B, 144A, 5.04%, 9/21/45		United States	2,227,000	2,174,131
[p] Chase Funding Trust, 2004-2, 2A2, FRN, 2.061%, (1-
month USD LIBOR + 0.50%), 2/26/35		United States	12,256	11,943
Chase Issuance Trust,
[p] 2013-A3, A3, FRN, 1.839%, (1-month USD LIBOR + 0.28%),
4/15/20		United States	6,147,000	6,150,290
[p] 2014-A5, A5, FRN, 1.929%, (1-month USD LIBOR + 0.37%),
4/15/21		United States	7,310,000	7,335,816
2015-A2, A2, 1.59%, 2/18/20		United States	8,200,000	8,198,852
2015-A7, A7, 1.62%, 7/15/20		United States	5,005,000	5,000,166

|37

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
			Principal
		Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,p] Colony American Homes,
2014-1A, A, 144A, FRN, 2.709%, (1-month USD LIBOR + 1.15%),
5/17/31		United States	4,196,962	$4,208,424
2014-1A, C, 144A, FRN, 3.409%, (1-month USD LIBOR + 1.85%),
5/17/31		United States	700,000	702,768
2014-2A, A, 144A, FRN, 2.509%, (1-month USD LIBOR + 0.95%),
7/17/31		United States	2,146,192	2,151,503
[q] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%,
3/01/33.		United States	835,549	918,962
Conseco Financial Corp.,
1997-3, A7, 7.64%, 3/15/28		United States	125,254	126,004
1998-6, A8, 6.66%, 6/01/30		United States	5,600,436	5,935,924
[e] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34		United States	13,365,000	13,428,767
[q] Countrywide Home Loans, 2004-11, 2A1, FRN, 3.13%, 7/25/34		United States	1,869,771	1,875,419
[e,q] CSMC Trust, 2014-IVR3, A1, 144A, FRN, 3.50%, 7/25/44		United States	2,322,620	2,330,150
[p] Discover Card Execution Note Trust,
2013-A6, A6, FRN, 2.009%, (1-month USD LIBOR + 0.45%),
4/15/21		United States	5,520,000	5,535,447
2014-A1, A1, FRN, 1.989%, (1-month USD LIBOR + 0.43%),
7/15/21		United States	7,690,000	7,717,359
[e,p] Dryden 33 Senior Loan Fund, 2014-33A, AR, 144A, FRN, 3.152%,
(3-month USD LIBOR + 1.43%), 10/15/28		United States	12,415,000	12,588,438
[e,p] Dryden 34 Senior Loan Fund, 2014-34A, AR, 144A, FRN, 2.882%,
(3-month USD LIBOR + 1.16%), 10/15/26		United States	3,000,000	3,020,580
[e,p] Dryden 38 Senior Loan Fund, 2015-38A, A, 144A, FRN, 3.152%,
(3-month USD LIBOR + 1.43%), 7/15/27		United States	9,642,857	9,680,850
[e,p] Dryden 49 Senior Loan Fund, 2017-49A, C, 144A, FRN, 4.084%,
(3-month USD LIBOR + 2.35%), 7/18/30		United States	870,000	876,438
[e,p] Dryden 50 Senior Loan Fund,
2017-50A, A1, 144A, FRN, 2.94%, (3-month USD LIBOR +
1.22%), 7/15/30		United States	2,640,000	2,649,398
2017-50A, C, 144A, FRN, 3.97%, (3-month USD LIBOR + 2.25%),
7/15/30		United States	2,150,000	2,165,846
[e,p] Dryden 53 CLO Ltd.,
2017-53A, B, 144A, FRN, 3.105%, (3-month USD LIBOR +
1.40%), 1/15/31		United States	700,000	703,129
2017-53A, C, 144A, FRN, 3.405%, (3-month USD LIBOR +
1.70%), 1/15/31		United States	1,000,000	1,004,890
[e,p] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 2.922%, (3-
month USD LIBOR + 1.20%), 7/15/26		United States	5,266,000	5,300,071
[p] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 3.761%, (1-month USD LIBOR + 2.20%),
2/25/24		United States	1,529,851	1,576,782
2014-DN3, M3, FRN, 5.561%, (1-month USD LIBOR + 4.00%),
8/25/24		United States	2,530,652	2,770,532
2014-HQ1, M2, FRN, 4.061%, (1-month USD LIBOR + 2.50%),
8/25/24		United States	2,054,035	2,070,896
2014-HQ3, M2, FRN, 4.211%, (1-month USD LIBOR + 2.65%),
10/25/24	.	United States	92,949	93,027
2015-DN1, M3, FRN, 5.711%, (1-month USD LIBOR + 4.15%),
1/25/25		United States	11,265,095	12,167,664

|38

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[p] FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2015-DNA1, M2, FRN, 3.411%, (1-month USD LIBOR + 1.85%),
10/25/27	United States	10,530,000	$10,783,637
2015-DNA1, M3, FRN, 4.861%, (1-month USD LIBOR + 3.30%),
10/25/27	United States	4,500,000	5,054,190
2015-DNA2, M2, FRN, 4.161%, (1-month USD LIBOR + 2.60%),
12/25/27	United States	8,090,438	8,273,350
2015-DNA2, M3, FRN, 5.461%, (1-month USD LIBOR + 3.90%),
12/25/27	United States	18,171,000	20,290,785
2015-DNA3, M2, FRN, 4.411%, (1-month USD LIBOR + 2.85%),
4/25/28	United States	6,945,682	7,189,690
2015-HQ1, M2, FRN, 3.761%, (1-month USD LIBOR + 2.20%),
3/25/25	United States	3,497,562	3,526,932
2015-HQ1, M3, FRN, 5.361%, (1-month USD LIBOR + 3.80%),
3/25/25	United States	13,295,000	14,401,436
2015-HQ2, M3, FRN, 4.811%, (1-month USD LIBOR + 3.25%),
5/25/25	United States	4,900,000	5,550,517
2015-HQA1, M2, FRN, 4.211%, (1-month USD LIBOR + 2.65%),
3/25/28	United States	8,156,656	8,329,243
2015-HQA2, M2, FRN, 4.361%, (1-month USD LIBOR + 2.80%),
5/25/28	United States	9,353,667	9,661,176
2016-DNA1, M2, FRN, 4.461%, (1-month USD LIBOR + 2.90%),
7/25/28	United States	330,000	340,146
2016-DNA1, M3, FRN, 7.111%, (1-month USD LIBOR + 5.55%),
7/25/28	United States	2,130,000	2,569,285
2016-DNA2, M2, FRN, 3.761%, (1-month USD LIBOR + 2.20%),
10/25/28	United States	2,106,225	2,132,916
2016-HQ1, M1, FRN, 3.311%, (1-month USD LIBOR + 1.75%),
9/25/28	United States	453,104	453,787
2016-HQA1, M2, FRN, 4.311%, (1-month USD LIBOR + 2.75%),
9/25/28	United States	1,103,000	1,131,665
2016-HQA2, M2, FRN, 3.811%, (1-month USD LIBOR + 2.25%),
11/25/28	United States	1,160,000	1,190,080
2016-HQA3, M2, FRN, 2.911%, (1-month USD LIBOR + 1.35%),
3/25/29	United States	250,000	254,600
[e,p] Flagship CLO VIII Ltd., 2014-8A, AR, 144A, FRN, 2.972%, (3-
month USD LIBOR + 1.25%), 1/16/26	United States	5,545,000	5,583,039
[p] FNMA Connecticut Avenue Securities,
2013-C01, M1, FRN, 3.561%, (1-month USD LIBOR + 2.00%),
10/25/23	United States	1,523,844	1,533,894
2014-C02, 1M2, FRN, 4.161%, (1-month USD LIBOR + 2.60%),
5/25/24	United States	6,845,000	7,303,431
2014-C03, 1M2, FRN, 4.561%, (1-month USD LIBOR + 3.00%),
7/25/24	United States	17,095,218	18,339,859
2014-C03, 2M2, FRN, 4.461%, (1-month USD LIBOR + 2.90%),
7/25/24	United States	4,418,121	4,719,349
2014-C04, 1M1, FRN, 6.461%, (1-month USD LIBOR + 4.90%),
11/25/24	United States	7,948,050	9,110,126
2014-C04, 2M2, FRN, 6.561%, (1-month USD LIBOR + 5.00%),
11/25/24	United States	7,248,607	8,183,687

|39

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
			Principal
		Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[p] FNMA Connecticut Avenue Securities, (continued)
2015-C01, 1M2, FRN, 5.861%, (1-month USD LIBOR + 4.30%),
2/25/25		United States	8,721,265	$9,582,963
2015-C01, 2M2, FRN, 6.111%, (1-month USD LIBOR + 4.55%),
2/25/25		United States	9,122,115	9,909,671
2015-C02, 1M2, FRN, 5.561%, (1-month USD LIBOR + 4.00%),
5/25/25		United States	2,507,358	2,748,656
2015-C02, 2M2, FRN, 5.561%, (1-month USD LIBOR + 4.00%),
5/25/25		United States	10,702,785	11,576,238
2015-C03, 1M2, FRN, 6.561%, (1-month USD LIBOR + 5.00%),
7/25/25		United States	12,507,018	14,212,104
2015-C03, 2M2, FRN, 6.561%, (1-month USD LIBOR + 5.00%),
7/25/25		United States	10,097,959	11,184,909
2017-C01, 1M2, FRN, 5.111%, (1-month USD LIBOR + 3.55%),
7/25/29		United States	6,805,000	7,426,652
[e,p] Galaxy CLO Ltd., 2014-17A, AR, 144A, FRN, 3.122%, (3-
month USD LIBOR + 1.40%), 7/15/26		United States	1,710,000	1,714,378
[q] Greenpoint Manufactured Housing, 1999-5, M1A, FRN, 8.30%,
10/15/26		United States	706,994	765,562
[q,s] GS Mortgage Securities Corp. II, 2015-GC30, XA, IO, FRN, 0.881%,
5/10/50	.	United States	7,928,237	336,529
[p] GSAA Home Equity Trust,
2005-5, M3, FRN, 2.506%, (1-month USD LIBOR + 0.945%),
2/25/35		United States	4,107,576	4,083,746
2005-6, A3, FRN, 1.931%, (1-month USD LIBOR + 0.37%),
6/25/35		United States	234,232	236,648
[p] GSAMP Trust, 2005-HE3, M2, FRN, 2.566%, (1-month USD LIBOR +
1.005%), 6/25/35		United States	561,659	565,701
[q] GSR Mortgage Loan Trust, 2005-AR1, 1A1, FRN, 3.857%, 1/25/35		United States	412,590	407,945
[e,p] Invitation Homes Trust,
2015-SFR1, A, 144A, FRN, 3.009%, (1-month USD LIBOR +
1.45%), 3/17/32		United States	2,346,273	2,351,640
2015-SFR2, A, 144A, FRN, 2.906%, (1-month USD LIBOR +
1.35%), 6/17/32		United States	7,858,491	7,877,741
2015-SFR3, A, 144A, FRN, 2.859%, (1-month USD LIBOR +
1.30%), 8/17/32		United States	8,664,961	8,707,376
[e,p] Jay Park CLO Ltd., 2016-1A, A2, 144A, FRN, 3.545%, (3-
month USD LIBOR + 1.80%), 10/20/27		United States	17,290,000	17,422,268
[e,q] Jefferies & Co., 2009-R2, 4A, 144A, FRN, 3.508%, 5/26/37		United States	342,294	344,437
[q] JP Morgan Chase Commercial Mortgage Securities Trust, 2005-LPD5,
F, FRN, 5.703%, 12/15/44		United States	2,753,929	2,746,448
[q] JP Morgan Mortgage Trust, 2004-A1, 5A1, FRN, 3.686%, 2/25/34		United States	76,178	76,803
[e,p] LCM 26 Ltd.,
26A, B, 144A, FRN, 3.326%, (3-month USD LIBOR + 1.40%),
1/20/31		United States	4,500,000	4,528,424
26A, C, 144A, FRN, 3.726%, (3-month USD LIBOR + 1.80%),
1/20/31		United States	2,000,000	2,011,721

|40

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,p] LCM XXIII Ltd., 23A, A2, 144A, FRN, 3.595%, (3-month USD LIBOR +
1.85%), 10/20/29	United States	1,000,000	$1,011,520
[p] Lehman XS Trust, 2005-4, 1A4, FRN, 2.121%, (1-month USD LIBOR +
0.56%), 10/25/35	United States	663,470	650,793
[e,p] Long Point Park CLO Ltd.,
2017-1A, A2, 144A, FRN, 3.061%, (3-month USD LIBOR +
1.375%), 1/17/30.	United States	2,400,000	2,398,968
2017-1A, B, 144A, FRN, 3.386%, (3-month USD LIBOR + 1.70%),
1/17/30	United States	1,000,000	999,670
[e,q] Mach One ULC,
2004-1A, K, 144A, FRN, 5.45%, 5/28/40	United States	4,293,400	4,277,922
2004-1A, L, 144A, FRN, 5.45%, 5/28/40	United States	3,470,500	3,463,275
2004-1A, M, 144A, FRN, 5.45%, 5/28/40	United States	640,000	634,100
[p] Madison Avenue Manufactured Housing Contract Trust, 2002-A, B1,
FRN, 4.811%, (1-month USD LIBOR + 3.25%), 3/25/32	United States	877,747	894,986
[e,p] Madison Park Funding XXIII Ltd.,
2017-23A, B, 144A, FRN, 3.46%, (3-month USD LIBOR + 1.70%),
7/27/30	United States	4,000,000	4,056,444
2017-23A, C, 144A, FRN, 4.11%, (3-month USD LIBOR + 2.35%),
7/27/30	United States	1,300,000	1,321,204
[e,p,t,u] Madison Park Funding XXVII Ltd., 2018-27A, A1B, FRN, 144A,
(3-month USD LIBOR + 1.13%), 4/20/30	United States	3,061,000	3,061,000
[e,p] Magnetite XVIII Ltd., 2016-18A, B, 144A, FRN, 3.166%, (3-
month USD LIBOR + 1.75%), 11/15/28	United States	3,000,000	3,025,650
[p] Manufactured Housing Contract Trust Pass Through Certificates,
2001-1, IIM2, FRN, 3.011%, (1-month USD LIBOR + 1.45%), 4/20/32 .	United States	5,747,382	5,693,621
MASTR Alternative Loan Trust,
2003-1, 3A1, 5.00%, 2/25/18	United States	13,720	14,271
2003-6, 2A1, 5.00%, 8/25/18	United States	128,326	128,756
2003-9, 1A1, 5.50%, 12/25/18	United States	54,143	54,328
[q] 2004-11, 2A1, FRN, 5.52%, 11/25/19	United States	383,531	388,537
2004-4, 5A1, 5.50%, 4/25/19	United States	276,511	279,458
[p] Merrill Lynch Mortgage Investors Trust, 2005-A10, A, FRN, 1.771%,
(1-month USD LIBOR + 0.21%), 2/25/36	United States	2,989,194	2,882,873
[p] Merrill Lynch Mortgage Investors Trust Inc., 2003-E, A1, FRN, 2.181%,
(1-month USD LIBOR + 0.62%), 10/25/28	United States	712,903	699,211
[q] Merrill Lynch Mortgage Trust, 2005-CKI1, D, FRN, 5.388%, 11/12/37	United States	691,888	690,926
[e,q] Multi Security Asset Trust LP Commercial Mortgage,
2005-RR4A, J, 144A, FRN, 5.88%, 11/28/35	United States	2,456,695	2,461,854
2005-RR4A, K, 144A, FRN, 5.88%, 11/28/35	United States	3,866,000	3,895,517
[e,p] Neuberger Berman CLO Ltd., 2017-26A, B, 144A, FRN, 2.892%,
(3-month USD LIBOR + 1.50%), 10/18/30	United States	1,078,945	1,079,258
[e,p] Neuberger Berman CLO XVI-S Ltd.,
2017-16SA, B, 144A, FRN, 2.972%, (3-month USD LIBOR +
1.25%), 1/15/28	United States	400,000	400,036
2017-16SA, C, 144A, FRN, 3.322%, (3-month USD LIBOR +
1.60%), 1/15/28	United States	400,000	400,060

|41

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e,p,t,u] Neuberger Berman Loan Advisers CLO Ltd., 2018-27A, C, FRN, 144A,
(3-month USD LIBOR + 1.70%), 1/15/30	United States	500,000	$500,000
[p] New York Mortgage Trust, 2005-3, M1, FRN, 2.236%, (1-
month USD LIBOR + 0.675%), 2/25/36	United States	353,892	319,979
[e] OBP Depositor LLC Trust, 2010-OBP, A, 144A, 4.646%, 7/15/45	United States	1,700,000	1,768,713
[e,p] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN,
4.145%, (3-month USD LIBOR + 2.40%), 7/20/30	United States	280,761	285,290
[e,p,t,u] Octagon Investment Partners 35 Ltd., 2018-1A, A1B, FRN, 144A,
(3-month USD LIBOR + 1.10%), 1/20/31	United States	2,000,000	2,000,000
[e,p] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN,
2.543%, (3-month USD LIBOR + 1.13%), 8/12/26	United States	3,500,000	3,519,915
[e,p] Octagon Investment Partners XXIII Ltd.,
2015-1A, A1, 144A, FRN, 3.142%, (3-month USD LIBOR +
1.42%), 7/15/27	United States	4,160,328	4,196,814
2015-1A, A2, 144A, FRN, 3.142%, (3-month USD LIBOR +
1.42%), 7/15/27	United States	3,949,678	3,983,329
[p] Ownit Mortgage Loan Asset-Backed Certificates, 2005-2, M4, FRN,
2.491%, (1-month USD LIBOR + 0.93%), 3/25/36	United States	124,076	124,472
[p] Park Place Securities Inc. Asset-Backed Pass-Through Certificates,
2004-WHQ2, M2, FRN, 2.506%, (1-month USD LIBOR + 0.945%),
2/25/35.	United States	95,306	95,596
[p] RAAC, 2004-SP1, AII, FRN, 2.261%, (1-month USD LIBOR + 0.70%),
3/25/34.	United States	454,014	444,884
[q] Residential Funding Mortgage Securities II, 2004-HI3, A5, FRN, 5.98%,
6/25/34.	United States	198,216	204,259
[e,p] Resource Capital Corp. Ltd.,
2014-CRE2, A, 144A, FRN, 2.276%, (1-month USD LIBOR +
1.05%), 4/15/32	United States	2,448,460	—
2015-CRE4, A, 144A, FRN, 2.956%, (1-month USD LIBOR +
1.40%), 8/15/32	United States	40,711	40,703
[q] Structured ARM Loan Trust, 2004-12, 3A1, FRN, 3.499%, 9/25/34	United States	2,433,172	2,432,410
[p] Structured Asset Investment Loan Trust, 2004-BNC2, A2, FRN,
2.601%, (1-month USD LIBOR + 1.04%), 12/25/34	United States	245,607	246,527
[p] Structured Asset Mortgage Investments II Trust, 2004-AR6, A1A, FRN,
2.258%, (1-month USD LIBOR + 0.70%), 2/19/35	United States	1,576,430	1,563,433
[p] Structured Asset Mortgage Investments Trust, 2003-AR1, A1, FRN,
2.298%, (1-month USD LIBOR + 0.74%), 10/19/33	United States	282,374	268,679
[e,p] TCI-Cent CLO Income Note Issuer Ltd., 2017-1A, B, 144A, FRN,
4.095%, (3-month USD LIBOR + 2.35%), 7/25/30	United States	583,989	587,919
[e,p] TCI-Flatiron CLO Ltd., 2017-1A, C, 144A, FRN, 2.987%, (3-
month USD LIBOR + 1.85%), 11/17/30	United States	500,000	501,955
Thornburg Mortgage Securities Trust,
[p] 2004-3, A, FRN, 2.301%, (1-month USD LIBOR + 0.74%), 9/25/44 .	United States	981,663	937,993
[q] 2005-1, A3, FRN, 3.243%, 4/25/45	United States	322,465	324,541
[e] Towd Point Mortgage Trust,
[q] 2015-3, A1B, 144A, FRN, 3.00%, 3/25/54	United States	1,883,857	1,890,188
[q] 2016-1, A1, 144A, FRN, 3.50%, 2/25/55	United States	7,675,298	7,765,061
[q] 2016-4, A1, 144A, FRN, 2.25%, 7/25/56	United States	8,806,324	8,694,774
[q] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56	United States	5,751,083	5,696,240
[q] 2017-1, A1, 144A, FRN, 2.75%, 10/25/56	United States	16,884,540	16,815,792
[q] 2017-2, A1, 144A, FRN, 2.75%, 4/25/57	United States	7,154,156	7,116,373

|42

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
			Principal
		Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[e] Towd Point Mortgage Trust, (continued)
[q] 2017-4, A1, 144A, FRN, 2.75%, 6/25/57		United States	13,706,621	$13,588,123
[p] 2017-5, A1, 144A, FRN, 2.161%, (1-month USD LIBOR + 0.60%),
2/25/57		United States	5,002,218	5,032,838
[q] 2018-3, A1A, FRN, 144A, 3.50%, 3/25/54		United States	4,079,510	4,122,400
[e,p] Voya CLO Ltd.,
2012-4A, A2R, 144A, FRN, 3.572%, (3-month USD LIBOR +
1.85%), 10/15/28.		United States	7,660,000	7,774,364
2017-3A, B, 144A, FRN, 4.095%, (3-month USD LIBOR + 2.35%),
7/20/30		United States	507,690	513,610
[p] WaMu Mortgage Pass-Through Certificates,
2005-AR19, A1A1, FRN, 1.831%, (1-month USD LIBOR + 0.27%),
12/25/45	.	United States	3,032,515	2,952,271
2005-AR8, 1A1A, FRN, 1.851%, (1-month USD LIBOR + 0.29%),
7/25/45		United States	1,172,840	1,159,036
Wells Fargo Commercial Mortgage Trust,
2016-NXS6, A2, 2.399%, 11/15/49		United States	6,534,000	6,416,904
[q,s] 2016-NXS6, XA, IO, FRN, 1.653%, 11/15/49		United States	53,981,676	5,089,959
[q] Wells Fargo Mortgage Backed Securities Trust,
2004-W, A9, FRN, 3.708%, 11/25/34		United States	101,076	103,618
2005-AR10, 2A3, FRN, 3.566%, 6/25/35		United States	580,686	585,624
[e,p] West CLO Ltd.,
2014-1A, A2R, 144A, FRN, 3.084%, (3-month USD LIBOR +
1.35%), 7/18/26		United States	1,360,000	1,362,924
2014-1A, BR, 144A, FRN, 3.584%, (3-month USD LIBOR +
1.85%), 7/18/26		United States	2,410,000	2,426,918
				669,116,841
Real Estate 0.4%
[e,p] Colony American Homes, 2015-1A, A, 144A, FRN, 2.754%, (1-
month USD LIBOR + 1.20%), 7/17/32		United States	9,491,726	9,530,960
[e,r] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50		United States	1,196,729	1,189,948
				10,720,908
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $713,279,765)				718,647,781

Mortgage-Backed Securities 1.1%
[v] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.1%
FHLMC, 3.552% - 3.677%, (12-month USD LIBOR +/- MBS Margin),
10/01/36 - 6/01/37		United States	2,317,081	2,450,635
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%†
FHLMC Gold 15 Year, 5.00%, 10/01/23		United States	133,295	137,664
FHLMC Gold 15 Year, 6.00%, 6/01/23		United States	25,877	26,891
FHLMC Gold 30 Year, 5.00%, 1/01/39		United States	143,096	155,197
				319,752

|43

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
[v] Federal National Mortgage Association (FNMA) Adjustable Rate
0.9%
FNMA, 2.418% - 2.475%, (1-month USD LIBOR +/- MBS Margin),
4/01/28 - 7/01/34	United States	298,948	$308,365
FNMA, 2.86% - 3.331%, (Federal COF +/- MBS Margin), 1/01/29 -
10/01/29	United States	18,577	19,059
FNMA, 3.481%, (US 5 Year CMT T-Note +/- MBS Margin), 2/01/30	United States	72,155	75,819
FNMA, 2.873% - 3.483%, (US 3 Year CMT T-Note +/- MBS Margin),
3/01/21 - 6/01/34	United States	112,034	115,198
FNMA, 2.332% - 3.585%, (1 Year CMT +/- MBS Margin), 11/01/30 -
10/01/44	United States	505,973	518,755
FNMA, 3.75%, (6-month US T-Bill +/- MBS Margin), 8/01/32.	United States	108,599	110,853
FNMA, 2.417% - 3.89%, (US 1 Year CMT T-Note +/- MBS Margin),
2/01/21 - 10/01/43	United States	3,723,347	3,861,426
FNMA, 2.425% - 4.531%, (6-month USD LIBOR +/- MBS Margin),
9/01/22 - 8/01/37	United States	1,621,305	1,667,976
FNMA, 2.793% - 5.213%, (12-month USD LIBOR +/- MBS Margin),
11/01/32 - 2/01/44	United States	15,718,635	16,526,112
FNMA, 1.896% - 5.75%, (11th District COF +/- MBS Margin), 8/01/18 -
12/01/36	United States	167,669	174,028
			23,377,591
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
FNMA 15 Year, 3.50%, 10/01/25	United States	1,068,434	1,094,164
FNMA 15 Year, 4.00%, 12/01/25	United States	1,599,111	1,658,043
FNMA 15 Year, 4.50%, 5/01/23 - 6/01/25	United States	1,142,120	1,188,376
FNMA 30 Year, 5.00%, 3/01/38	United States	27,414	29,281
			3,969,864
[v] Government National Mortgage Association (GNMA) Adjustable
Rate 0.0%†
GNMA, 2.625% - 2.75%, (US 1 Year CMT T-Note +/- MBS Margin),
4/20/26 - 9/20/26	United States	23,361	24,073
Total Mortgage-Backed Securities (Cost $30,142,420).			30,141,915

Municipal Bonds 0.9%
Industry Public Facilities Authority Tax Allocation Revenue,
Transportation District, Industrial Redevelopment Project No. 2,
Refunding, Series B, AGMC Insured, 3.389%, 1/01/20	United States	5,900,000	5,942,303
Pennsylvania State GO, Refunding, Second Series, 5.00%, 1/15/20	United States	6,500,000	6,903,780
San Jose RDA Successor Agency Tax Allocation,
Senior, Refunding, Series A-T, 2.48%, 8/01/21	United States	1,595,000	1,585,972
Senior, Refunding, Series A-T, 2.63%, 8/01/22	United States	5,320,000	5,282,760
Texas State GO, Transportation Commission-Highway Improvement,
Series A, 5.00%, 4/01/21	United States	2,685,000	2,955,863
Total Municipal Bonds (Cost $22,690,877)			22,670,678

		Shares

Escrows and Litigation Trusts (Cost $—) 0.0%
[a,b] NewPage Corp., Litigation Trust	United States	500,000	—
Total Investments before Short Term Investments
(Cost $2,599,437,088)			2,591,951,690

|44

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $93,317,047) 3.5%
Money Market Funds 3.5%
[d,w] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	United States	93,317,047	$93,317,047
Total Investments (Cost $2,692,754,135) 100.3%			2,685,268,737
Other Assets, less Liabilities (0.3)%			(9,255,107)
Net Assets 100.0%			$2,676,013,630

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dSee Note 7 regarding investments in affiliated management investment companies.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2018, the aggregate value of these securities was $548,483,368, representing 20.5% of net assets.
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2018, the aggregate value of these securities was $12,025,090, representing 0.4% of net assets.
gThe coupon rate shown represents the rate at period end.
hIncome may be received in additional securities and/or cash.
iDefaulted security or security for which income has been deemed uncollectible.
jSecurity purchased on a delayed delivery basis.
kA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
lPrincipal amount is stated in 100 Mexican Peso Units.
mPrincipal amount is stated in 1,000 Brazilian Real Units.
nRedemption price at maturity and coupon payment is adjusted for inflation.
oPrincipal amount of security is adjusted for inflation.
pThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
qAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
rThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
sInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
tSecurity purchased on a when-issued basis.
uThe coupon rate will be determined at time of issue.
vAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
wThe rate shown is the annualized seven-day yield at period end.

|45

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

At January 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts
Canadian 10 Yr. Bond			Long	49	$5,267,485	3/20/18	$(163,446)
CME Ultra Long Term U.S. Treasury Bond			Short	5	809,688	3/20/18	14,908
U.S. Treasury 2 Yr. Note			Long	2,138	455,895,096	3/29/18	(2,895,843)
U.S. Treasury 5 Yr. Note			Short	292	33,495,594	3/29/18	478,318
U.S. Treasury 10 Yr. Note			Short	84	10,212,562	3/20/18	220,277
Total Futures Contracts.							$(2,345,786)

*As of period end.

At January 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Indian Rupee	JPHQ	Buy	217,000,000	$3,246,559	4/12/18	$134,715	$—
Indonesian Rupiah	JPHQ	Buy	26,200,000,000	1,899,928	4/12/18	53,780	—
Mexican Peso	JPHQ	Buy	62,300,000	3,267,254	4/12/18	43,634	—
Australian Dollar	DBAB	Sell	2,570,144	2,013,913	4/19/18	—	(56,674)
Australian Dollar	JPHQ	Buy	4,240,000	3,393,306	4/19/18	22,570	—
Australian Dollar	JPHQ	Sell	11,750,000	9,208,358	4/19/18	—	(257,807)
Brazilian Real	JPHQ	Buy	7,500,000	2,320,904	4/19/18	13,727	—
British Pound	DBAB	Sell	3,000,000	3,969,480	4/19/18	—	(300,688)
Canadian Dollar	JPHQ	Sell	9,010,000	7,178,734	4/19/18	—	(152,835)
Euro	BZWS	Sell	194,860	231,247	4/19/18	—	(11,921)
Euro	CITI	Sell	391,262	464,397	4/19/18	—	(23,865)
Euro	DBAB	Buy	10,080,000	12,218,211	4/19/18	360,768	—
Euro	DBAB	Sell	22,630,136	26,859,482	4/19/18	—	(1,380,996)
Euro	GSCO	Sell	420,000	498,422	4/19/18	—	(25,702)
Euro	HSBK	Sell	6,000	7,122	4/19/18	—	(366)
Euro	JPHQ	Sell	9,745,354	11,568,028	4/19/18	—	(593,343)
Indian Rupee	DBAB	Buy	135,900,000	2,058,467	4/19/18	57,498	—
Indian Rupee	JPHQ	Buy	78,000,000	1,181,997	4/19/18	32,464	—
Indonesian Rupiah	JPHQ	Buy	41,430,000,000	3,017,480	4/19/18	70,463	—
Japanese Yen	JPHQ	Buy	1,403,000,000	12,644,004	4/19/18	265,224	—
Japanese Yen	JPHQ	Sell	1,403,000,000	12,645,525	4/19/18	—	(263,703)
Mexican Peso	JPHQ	Buy	56,200,000	2,858,582	4/19/18	124,604	—
Norwegian Krone	JPHQ	Buy	22,400,000	2,720,923	4/19/18	191,833	—
Philippine Peso	JPHQ	Buy	94,860,000	1,822,128	4/19/18	17,313	—
Polish Zloty	JPHQ	Buy	7,680,000	2,160,641	4/19/18	137,742	—

|46

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

Forward Exchange Contracts (continued)

			Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Swedish Krona	JPHQ Buy	22,700,000	$2,737,248	4/19/18	$158,290	$—
Total Forward Exchange Contracts					$1,684,625	$(3,067,900)
Net unrealized appreciation (depreciation)						$(1,383,275)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At January 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic							Unamortized
Payment Rate								Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional			Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]		Value	(Receipts)	(Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[d]
Single Name
Government of
Turkey	(1.00)%	Quarterly		12/20/22	1,020,000		$28,170	$38,295	$(10,125)
OlinCorp	(1.00)%	Quarterly		12/20/21	2,400,000		(44,985)	49,218	(94,203)
Traded Index
CDX.NA.HY.29.	(5.00)%	Quarterly		12/20/22	5,700,000		(509,943)	(393,861)	(116,082)
ITRX.EUR.28	(1.00)%	Quarterly		12/20/22	49,800,000	EUR	(1,757,703)	(1,244,586)	(513,117)
Contracts to Sell Protection[d,e]
Traded Index
CDX.EM.28	1.00%	Quarterly		12/20/22	6,596,000		(34,354)	(228,204)	193,850	Investment
										Grade
CDX.NA.IG.29	1.00%	Quarterly		12/20/22	55,350,000		1,398,996	1,078,882	320,114	Investment
										Grade
TotalCentrallyClearedSwapContracts							$(919,819)	$(700,256)	$(219,563)
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
TheAESCorp	(5.00)%	Quarterly	JPHQ	6/20/21	7,400,000		$(1,090,642)	$(557,128)	$(533,514)
TheAESCorp	(5.00)%	Quarterly	JPHQ	6/20/22	7,600,000		(1,291,748)	(902,128)	(389,620)
Ally Financial Inc	(5.00)%	Quarterly	CITI	12/20/22	1,500,000		(280,774)	(267,452)	(13,322)
Ally Financial Inc	(5.00)%	Quarterly	JPHQ	12/20/22	2,700,000		(505,393)	(484,780)	(20,613)
American Airlines
GroupInc	(5.00)%	Quarterly	CITI	12/20/19	1,780,000		(156,175)	(138,071)	(18,104)
Best Buy Co. Inc	(5.00)%	Quarterly	BZWS	6/20/22	950,000		(177,001)	(142,813)	(34,188)
Best Buy Co. Inc	(5.00)%	Quarterly	CITI	6/20/22	2,800,000		(521,688)	(404,012)	(117,676)
Best Buy Co. Inc	(5.00)%	Quarterly	JPHQ	6/20/22	1,500,000		(279,476)	(232,684)	(46,792)
CSC Holdings LLC .	(5.00)%	Quarterly	GSCO	9/20/18	3,500,000		(126,673)	(45,787)	(80,886)
CSC Holdings LLC .	(5.00)%	Quarterly	GSCO	3/20/19	3,000,000		(170,517)	(40,443)	(130,074)
TheGapInc	(1.00)%	Quarterly	CITI	6/20/22	2,350,000		(13,677)	131,621	(145,298)
Kohl’sCorp	(1.00)%	Quarterly	BZWS	6/20/22	2,500,000		(14,616)	129,574	(144,190)

|47

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Buy Protection[d] (continued)
Single Name (continued)
L Brands Inc	(1.00)%	Quarterly	CITI	6/20/22	2,350,000	$48,123	$139,864	$(91,741)
Macy’s Retail
HoldingsInc	(1.00)%	Quarterly	BZWS	6/20/22	2,250,000	72,935	148,365	(75,430)
Nabors
Industries Inc	(1.00)%	Quarterly	JPHQ	6/20/20	1,950,000	8,708	42,104	(33,396)
OlinCorp	(1.00)%	Quarterly	CITI	6/20/21	1,430,000	(28,219)	75,640	(103,859)
OlinCorp	(1.00)%	Quarterly	GSCO	6/20/21	3,570,000	(70,448)	194,160	(264,608)
PHHCorp	(5.00)%	Quarterly	GSCO	9/20/19	1,800,000	(147,552)	7,587	(155,139)
SanminaCorp	(5.00)%	Quarterly	GSCO	6/20/19	6,500,000	(477,238)	(395,473)	(81,765)
TargetCorp	(1.00)%	Quarterly	CITI	6/20/22	5,250,000	(157,917)	(75,507)	(82,410)
Tenet Healthcare
Corp	(5.00)%	Quarterly	DBAB	3/20/19	1,825,000	(88,348)	(54,109)	(34,239)
Contracts to Sell Protection[d,e]
Single Name
American Tower
Corp	1.00%	Quarterly	GSCO	3/20/21	6,500,000	(49,396)	(76,266)	26,870	BBB-
Enterprise Products
Operating LLC	1.00%	Quarterly	MSCO	12/20/19	3,500,000	51,684	(9,542)	61,226	BBB+
Government of
Colombia	1.00%	Quarterly	CITI	12/20/22	2,700,000	16,481	(28,647)	45,128	BBB-
Government of
Indonesia	1.00%	Quarterly	JPHQ	12/20/22	2,700,000	25,976	(1,826)	27,802	BBB-
Government of
Mexico	1.00%	Quarterly	CITI	6/20/20	2,500,000	31,696	(14,266)	45,962	BBB+
Government of
Mexico	1.00%	Quarterly	CITI	12/20/22	2,700,000	6,715	(13,465)	20,180	BBB+
Nabors
Industries Inc	1.00%	Quarterly	JPHQ	6/20/22	1,950,000	(124,785)	(223,814)	99,029	BB
Simon Property
GroupLP	1.00%	Quarterly	CITI	6/20/22	4,500,000	95,686	11,010	84,676	A
Simon Property
GroupLP	1.00%	Quarterly	JPHQ	6/20/22	5,475,000	116,418	47,347	69,071	A
Traded Index
[f]Citibank Bespoke
Cambridge Index,
Equity Tranche
0-3%	0.00%	Quarterly	CITI	12/20/19	2,700,000	(451,353)	(416,585)	(34,768)	Non-
									Investment
									Grade

|48

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke
Hong Kong Index,
Mezzanine
Tranche3-5%.	1.00%	Quarterly	CITI	12/20/18	7,000,000	$15,668	$(132,586)	$148,254	Non-
									Investment
									Grade
[f]Citibank Bespoke
Index, Mezzanine
Tranche5-8%.	0.50%	Quarterly	CITI	6/20/18	8,000,000	(13,193)	—	(13,193)	Non-
									Investment
									Grade
[f]Citibank Bespoke
Index, Mezzanine
Tranche 6-10%	0.63%	Quarterly	CITI	12/20/18	10,000,000	47,098	—	47,098	Non-
									Investment
									Grade
[f]Citibank Bespoke
Lisbon Index,
Equity Tranche
0-3%	0.00%	Quarterly	CITI	6/20/19	1,300,000	(132,265)	(212,791)	80,526	Non-
									Investment
									Grade
[f]Citibank Bespoke
Lisbon Index,
Mezzanine
Tranche3-7%.	0.79%	Quarterly	CITI	6/20/19	4,000,000	(29,039)	—	(29,039)	Non-
									Investment
									Grade
[f]Citibank Bespoke
Verona Index,
Equity Tranche
0-3%	0.00%	Quarterly	CITI	12/20/19	2,100,000	(366,892)	(397,726)	30,834	Non-
									Investment
									Grade
[f]Citibank Bespoke
Verona Index,
Mezzanine
Tranche 7-15%	0.40%	Quarterly	CITI	12/20/19	4,000,000	6,482	—	6,482	Non-
									Investment
									Grade
Total OTC Swap Contracts						$(6,221,355)	$(4,340,629)	$(1,880,726)
Total Credit Default Swap Contracts						$(7,141,174)	$(5,040,885)	$(2,100,289)

|49

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

Credit Default Swap Contracts (continued)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Pledged
Counterparty	(Received)
CITI	$1,93,0000
DBAB	1,380,000
GSCO	990,000
JPHQ	4,270,000
MSCO	(60,000)
Total collateral	$8,510,000

bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eThe fund enters contracts to sell protection to create a long credit position.
fRepresents a custom index comprised of a basket of underlying issuers.

At January 31, 2018, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts
						Value/
						Unrealized
	Payment	Counter-	Maturity	Notional		Appreciation
Description	Frequency	party	Date	Amount		(Depreciation)
OTC Swap Contracts
Receive Fixed 2.393%	Semi-Annual		7,916,500		USD
Pay Fixed 0.50%.	Annual	JPHQ	4/09/20	7,100,000	EUR	$(1,051,353)

At January 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
						Value/
						Unrealized
		Payment	Maturity	Notional		Appreciation
Description		Frequency	Date	Amount		(Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 2.00%.		Semi-Annual
PayFloating3-monthUSDLIBOR		Quarterly	12/20/19	$52,700,000		$(516,619)
Receive Fixed 2.00%.		Semi-Annual
PayFloating3-monthUSDLIBOR		Quarterly	12/20/19	52,600,000		(427,379)
Total Interest Rate Swap Contracts						$(943,998)

|50

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

At January 31, 2018, the Fund had the following inflation index swap contracts outstanding. See Note 3.

Inflation Index Swap Contracts
Value/
Unrealized
			Payment	Maturity	Notional	Appreciaton
Description		Frequency		Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U		At maturity
Pay Fixed 1.96%		At maturity		8/31/24	$25,200,000	$260,593

At January 31, 2018, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
Value/
Unrealized
		Payment		Maturity	Notional	Appreciation
Underlying Instruments	Financing Rate	Frequency	Counterparty	Date	Value	(Depreciation)
OTC Swap Contracts
Long[a]
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly	GSCO	9/20/18	$5,700,000	$4,694

[a]Includes notional value of immaterial underlying instruments.
See Abbreviations on page 94.

|51

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, January 31, 2018 (unaudited)
Franklin Real Return Fund
	Country	Shares	Value
Common Stocks 11.2%
Energy 6.5%
Anadarko Petroleum Corp	United States	23,700	$1,423,185
Canadian Natural Resources Ltd	Canada	33,700	1,150,855
Chevron Corp	United States	13,700	1,717,295
Exxon Mobil Corp	United States	15,277	1,333,682
Halliburton Co	United States	33,300	1,788,210
Noble Energy Inc	United States	27,400	836,248
Occidental Petroleum Corp	United States	18,200	1,364,454
Pioneer Natural Resources Co	United States	4,700	859,677
Royal Dutch Shell PLC, A, ADR	United Kingdom	19,800	1,390,752
Schlumberger Ltd	United States	20,850	1,534,143
[a] Weatherford International PLC	United States	119,400	470,436
			13,868,937
Materials 4.7%
BHP Billiton PLC, ADR.	United Kingdom	32,700	1,455,804
DowDuPont Inc	United States	26,600	2,010,428
[a] Freeport-McMoRan Inc	United States	53,046	1,034,397
Goldcorp Inc	Canada	101,600	1,454,912
Nucor Corp	United States	21,000	1,406,160
[a] Nutrien Ltd	Canada	19,624	1,027,120
Rio Tinto PLC, ADR.	United Kingdom	27,700	1,554,247
			9,943,068
Total Common Stocks (Cost $21,881,536)			23,812,005

Management Investment Companies 10.2%
Diversified Financials 2.1%
[b] Franklin Lower Tier Floating Rate Fund	United States	321,602	3,254,611
[b] Franklin Middle Tier Floating Rate Fund	United States	114,775	1,120,203
			4,374,814
Real Estate 8.1%
SPDR Dow Jones REIT ETF	United States	193,000	17,341,050
Total Management Investment Companies
(Cost $13,693,753)			21,715,864

		Principal
		Amount*
[c] Senior Floating Rate Interests 0.9%
Automobiles & Components 0.1%
TI Group Automotive Systems LLC, Initial US Term Loan, 4.073%, (LIBOR +
2.50%), 6/30/22.	United States	119,125	120,056
Capital Goods 0.0%†
Harsco Corp., Term B-1 Loan, 4.625%, (LIBOR + 3.00%), 12/10/24	United States	29,152	29,608
Leidos Innovations Corp., Term Loan B, 3.625%, (LIBOR + 2.00%), 8/16/23	United States	22,521	22,744
			52,352
Commercial & Professional Services 0.0%†
KAR Auction Services Inc., Term Loan B, 4.25%, (LIBOR + 2.50%), 3/09/23	United States	71,121	71,907
Consumer Services 0.0%†
Aristocrat Technologies Inc., Term B-2 Loans, 3.745%, (LIBOR + 2.00%),
10/20/21	United States	16,979	17,132

Quarterly Statement of Investments | See Notes to Statements of Investments. | 52

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Return Fund (continued)
			Principal
		Country	Amount*	Value
[c] Senior Floating Rate Interests (continued)
Diversified Financials 0.0%†
Russell Investments U.S. Institutional Holdco Inc., Term Loan B, 5.943%, (LIBOR
+ 4.25%), 6/01/23		United States	34,648	$35,059
Food, Beverage & Tobacco 0.1%
JBS USA LUX SA, New Initial Term Loans, 4.10%, (LIBOR + 2.50%), 10/30/22		Brazil	179,940	179,125
Household & Personal Products 0.0%†
Spectrum Brands Inc., USD Term Loans, 3.397% - 3.651%, (LIBOR + 2.00%),
6/23/22	.	United States	3,678	3,700
Materials 0.2%
Cyanco Intermediate Corp., Initial Term Loan, 6.073%, (LIBOR + 4.50%),
5/01/20	.	United States	54,133	55,081
OCI Beaumont LLC, Term B-3 Loan, 8.172%, (LIBOR + 6.75%), 8/20/19		United States	122,845	125,021
Oxbow Carbon LLC,
Tranche A Term Loan, 4.323%, (LIBOR + 2.75%), 1/04/22.		United States	100,000	100,125
Tranche B Term Loan, 5.323%, (LIBOR + 3.75%), 1/04/23.		United States	60,000	60,825
				341,052
Media 0.0%†
Altice U.S. Finance I Corp., March 2017 Refinancing Term Loan Commitments,
3.823%, (LIBOR + 2.25%), 7/28/25		United States	25,000	25,000
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans,
5.875%, (LIBOR + 4.25%), 4/29/24		United States	197,754	198,578
Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 3.715%, (LIBOR +
2.25%), 1/31/25.		United States	196,098	197,544
RPI Finance Trust, Term A-3 Loan, 3.443%, (LIBOR + 1.75%), 10/14/21		United States	36,101	36,180
Valeant Pharmaceuticals International Inc., Series F Tranche B Term Loan,
5.06%, (LIBOR + 3.50%), 4/01/22		United States	70,552	71,685
				503,987
Retailing 0.1%
PetSmart Inc., Tranche B-2 Loans, 4.57%, (LIBOR + 3.00%), 3/11/22		United States	191,669	156,810
Semiconductors & Semiconductor Equipment 0.1%
MKS Instruments Inc., Tranche B-3 Term Loans, 3.573%, (LIBOR + 2.00%),
4/29/23.		United States	34,134	34,379
ON Semiconductor Corp., 2017 Replacement Term B-2 Loans, 3.573%, (LIBOR
+ 2.00%), 3/31/23		United States	153,798	155,037
				189,416
Technology Hardware & Equipment 0.0%†
Ciena Corp., Refinancing Term Loan, 4.061%, (LIBOR + 2.50%), 1/28/22		United States	26,044	26,174
Western Digital Corp., U.S. Term B-3 Loan, 3.561%, (LIBOR + 2.00%), 4/29/23		United States	66,489	67,050
				93,224
Telecommunication Services 0.0%†
Consolidated Communications Inc., Initial Term Loan, 4.57%, (LIBOR + 3.00%),
10/05/23		United States	24,293	24,010
Transportation 0.1%
Air Canada, Term Loan, 3.745%, (LIBOR + 2.25%), 10/06/23		Canada	6,407	6,447
Navios Maritime Midstream Partners LP, Initital Term Loan, 6.13%, (LIBOR +
4.50%), 6/18/20.		Marshall Islands	84,834	84,763
XPO Logistics Inc., Loans, 3.958%, (LIBOR + 2.25%), 11/01/21		United States	89,706	90,519
				181,729

|53

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Return Fund (continued)
			Principal
		Country	Amount*			Value

[c] Senior Floating Rate Interests (continued)
Utilities 0.0%†
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.95%, (LIBOR + 3.25%),
6/28/23	.	United States	15,104			$15,264
Total Senior Floating Rate Interests (Cost $2,015,921)						2,009,823

Foreign Government and Agency Securities (Cost
$1,940,737) 0.6%
[d] Nota Do Tesouro Nacional, Index Linked, 6.00%, 8/15/18.		Brazil	1,270	[e]	BRL	1,237,585
U.S. Government and Agency Securities 65.6%
[f] U.S. Treasury Bond, Index Linked, 0.625%, 1/15/24.		United States	7,928,734			7,990,792
[f] U.S. Treasury Note,
Index Linked, 2.125%, 1/15/19		United States	39,062,649			39,903,157
Index Linked, 0.125%, 4/15/19		United States	22,317,284			22,305,054
Index Linked, 1.875%, 7/15/19		United States	24,260,439			24,996,239
Index Linked, 1.375%, 1/15/20		United States	12,091,267			12,377,472
Index Linked, 0.125%, 4/15/20		United States	10,006,606			9,965,445
Index Linked, 0.125%, 4/15/21		United States	12,072,884			11,966,657
Index Linked, 0.25%, 1/15/25		United States	10,101,949			9,900,579
Total U.S. Government and Agency Securities
(Cost $140,002,584)						139,405,395
Total Investments before Short Term Investments
(Cost $179,534,531)						188,180,672

Short Term Investments (Cost $22,635,426) 10.7%
Repurchase Agreements 10.7%
[g] Joint Repurchase Agreement, 1.323%, 2/01/18 (Maturity Value $22,636,258)
BNP Paribas Securities Corp. (Maturity Value $13,020,376)
Deutsche Bank Securities Inc. (Maturity Value $2,780,185)
HSBC Securities (USA) Inc. (Maturity Value $6,510,188)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $325,509)
Collateralized by U.S. Government Agency Securities, 0.00% - 2.375%,
5/02/18 - 1/19/23; [h]U.S. Treasury Bill, 4/19/18 - 1/03/19; U.S. Treasury Note,
1.125% - 3.50%, 12/15/18 - 1/31/23; and U.S. Treasury Note, Index Linked,
2.125%, 1/15/19 (valued at $23,109,159)		United States	22,635,426			22,635,426
Total Investments (Cost $202,169,957) 99.2%						210,816,098
Other Assets, less Liabilities 0.8%						1,794,428
Net Assets 100.0%						$212,610,526

|54

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Return Fund (continued)

See Abbreviations on page 94.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 7 regarding investments in affiliated management investment companies.
cThe coupon rate shown represents the rate at period end.
dRedemption price at maturity and coupon payment is adjusted for inflation.
ePrincipal amount is stated in 1,000 Brazilian Real Units.
fPrincipal amount of security is adjusted for inflation.
gInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2018, all repurchase agreements had been entered into on that date.
hThe security was issued on a discount basis with no stated coupon rate.

|55

FRANKLIN INVESTORS SECURITIES TRUST

Consolidated Statement of Investments, January 31, 2018 (unaudited)
Franklin Total Return Fund
		Shares/
	Country	Warrants		Value
Common Stocks and Other Equity Interests 0.1%
Consumer Services 0.0%†
a,aa,ab Turtle Bay Resort	United States	1,550,568		$280,416
Energy 0.1%
[a] Energy XXI Gulf Coast Inc	United States	41,600		279,136
[a] Halcon Resources Corp	United States	229,059		1,830,181
[a] Halcon Resources Corp., wts., 9/09/20	United States	20,425		18,280
[a] Linn Energy Inc	United States	29,423		1,162,209
				3,289,806
Materials 0.0%†
[a] Verso Corp., A	United States	6,954		111,681
[a] Verso Corp., wts., 7/25/23	United States	732		1,464
				113,145
Retailing 0.0%†
a,ab,b Holdco 2, A	South Africa	28,762,824		24,290
a,ab,b Holdco 2, B	South Africa	2,862,311		2,417
				26,707
Total Common Stocks and Other Equity Interests
(Cost $8,517,851)				3,710,074

Management Investment Companies 3.6%
Diversified Financials 3.6%
[c] Franklin Flexible Alpha Bond Fund, Class R6	United States	10,172,940		100,203,459
[c] Franklin Liberty Investment Grade Corporate ETF	United States	400,000		9,823,960
[c] Franklin Lower Tier Floating Rate Fund	United States	997,589		10,095,601
[c] Franklin Middle Tier Floating Rate Fund.	United States	1,889,310		18,439,667
PowerShares Senior Loan Portfolio ETF	United States	1,000,000		23,230,000
Total Management Investment Companies
(Cost $160,841,460)				161,792,687
Preferred Stocks (Cost $2,325,000) 0.1%
Diversified Financials 0.1%
[d] Citigroup Capital XIII, 8.137%, pfd	United States	93,000		2,515,650

		Principal
		Amount*
Corporate Bonds 36.2%
Automobiles & Components 0.2%
Delphi Corp., senior bond, 4.15%, 3/15/24	United States	5,100,000		5,280,595
Fiat Chrysler Automobiles NV, senior note, 4.50%, 4/15/20	United Kingdom	3,000,000		3,093,750
				8,374,345
Banks 6.4%
[e] Banca Monte dei Paschi di Siena SpA, secured note, Reg S,
2.125%, 11/26/25	Italy	20,000,000	EUR	26,192,981
Bank of America Corp.,
senior bond, 3.875%, 8/01/25	United States	6,000,000		6,217,511
senior note, 3.50%, 4/19/26	United States	20,400,000		20,563,262

Quarterly Consolidated Statement of Investments | See Notes to Statements of Investments. | 56

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Banks (continued)
[e] Barclays Bank PLC, senior sub. bond, Reg S, 6.00%, 1/14/21	United Kingdom	8,000,000	EUR	$11,479,042
Barclays PLC, sub. note, 4.375%, 9/11/24	United Kingdom	500,000		506,185
CIT Group Inc., senior note, 5.00%, 8/15/22	United States	1,647,000		1,725,233
Citigroup Inc.,
senior bond, 8.125%, 7/15/39	United States	4,400,000		6,979,860
senior note, 3.40%, 5/01/26	United States	20,000,000		19,849,882
HSBC Holdings PLC,
senior note, 3.60%, 5/25/23	United Kingdom	12,700,000		12,910,248
senior note, 4.30%, 3/08/26	United Kingdom	14,800,000		15,510,992
[f] ICICI Bank Ltd./Dubai, senior note, 144A, 3.80%, 12/14/27	India	11,200,000		10,865,344
Industrial & Commercial Bank of China Ltd., senior note, 2.957%,
11/08/22	China	11,300,000		11,057,219
JPMorgan Chase & Co.,
[g] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter,
Perpetual	United States	10,400,000		11,108,500
senior bond, 3.30%, 4/01/26	United States	22,000,000		21,762,018
senior bond, 3.20%, 6/15/26	United States	10,800,000		10,585,570
senior note, 2.40%, 6/07/21	United States	10,000,000		9,882,539
senior note, 3.25%, 9/23/22	United States	11,400,000		11,518,260
[f] Norddeutsche Landesbank Girozentrale, secured note, 144A,
2.00%, 2/05/19	Germany	7,000,000		6,979,980
PHH Corp., senior note, 7.375%, 9/01/19.	United States	5,400,000		5,724,000
Royal Bank of Canada, secured note, 2.10%, 10/14/20	Canada	11,500,000		11,349,889
[f] Shinhan Bank, senior note, 144A, 1.875%, 7/30/18	South Korea	10,000,000		9,958,050
SVB Financial Group, senior note, 3.50%, 1/29/25	United States	6,000,000		5,928,306
Wells Fargo & Co.,
[g] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter,
Perpetual	United States	5,500,000		5,831,375
sub. bond, 4.65%, 11/04/44	United States	10,000,000		10,833,960
[f] Westpac Banking Corp., senior secured note, 144A, 2.25%,
11/09/20	Australia	10,800,000		10,683,198
[f] Woori Bank, sub. note, 144A, 4.75%, 4/30/24	South Korea	9,750,000		10,139,951
				286,143,355
Capital Goods 2.0%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	6,000,000		6,067,500
[f] Amcor Finance USA Inc., senior note, 144A, 3.625%, 4/28/26	Australia	11,800,000		11,465,706
[f] Beacon Escrow Corp., senior note, 144A, 4.875%, 11/01/25	United States	6,600,000		6,600,000
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	3,400,000		3,479,220
CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	4,600,000		4,567,524
General Electric Co., senior note, A, 8.50%, 4/06/18	United States	135,000,000	MXN	7,259,081
[f] H&E Equipment Services Inc., senior note, 144A, 5.625%, 9/01/25	United States	3,100,000		3,224,000
Lockheed Martin Corp., senior bond, 4.70%, 5/15/46	United States	13,900,000		15,848,303
[f] Tennant Co., senior note, 144A, 5.625%, 5/01/25	United States	2,600,000		2,720,250
[f] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	1,100,000		1,135,750
TransDigm Inc., senior sub. bond, 6.50%, 7/15/24.	United States	8,600,000		8,868,750
United Technologies Corp., senior note, 1.125%, 12/15/21.	United States	10,500,000	EUR	13,411,421
[f] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	4,100,000		4,445,958
				89,093,463

|57

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Commercial & Professional Services 0.5%
[f] IHS Markit Ltd., senior note, 144A, 4.00%, 3/01/26	United States	4,100,000	$4,012,875
[f] Multi-Color Corp., senior note, 144A, 4.875%, 11/01/25	United States	6,000,000	6,037,500
Republic Services Inc., senior note, 2.90%, 7/01/26	United States	4,500,000	4,306,773
[f] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	8,100,000	8,019,000
			22,376,148
Consumer Durables & Apparel 0.1%
PulteGroup Inc., senior bond, 5.00%, 1/15/27.	United States	4,900,000	5,108,005
Consumer Services 0.9%
[f] 1011778 BC ULC/New Red Finance Inc., secured note, second lien,
144A, 5.00%, 10/15/25	Canada	5,500,000	5,534,375
[f] Ascend Learning LLC, senior note, 144A, 6.875%, 8/01/25	United States	6,000,000	6,225,000
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	18,400,000	18,610,264
[f] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond,
144A, 5.25%, 5/15/27	United States	5,500,000	5,417,500
Yum! Brands Inc., senior note, 5.30%, 9/15/19	United States	3,000,000	3,101,250
			38,888,389
Diversified Financials 2.6%
American Airlines Pass Through Trust, first lien, 2016-2, AA, 3.20%,
6/15/28	United States	6,256,800	6,155,127
Capital One Bank USA NA, sub. bond, 3.375%, 2/15/23	United States	6,000,000	5,974,417
Capital One Financial Corp., senior note, 3.20%, 2/05/25.	United States	9,700,000	9,475,016
[f] FirstCash Inc., senior note, 144A, 5.375%, 6/01/24	United States	2,800,000	2,947,000
GE Capital International Funding Co., senior bond, 3.373%,
11/15/25	United States	17,000,000	16,722,729
The Goldman Sachs Group Inc.,
senior note, 3.75%, 5/22/25	United States	7,700,000	7,804,914
senior note, 3.75%, 2/25/26	United States	21,300,000	21,537,269
Morgan Stanley,
senior bond, 4.30%, 1/27/45	United States	10,000,000	10,628,847
senior note, 3.875%, 1/27/26	United States	20,500,000	20,969,149
Navient Corp., senior note, 7.25%, 9/25/23	United States	5,500,000	5,953,750
Springleaf Finance Corp., senior note, 6.00%, 6/01/20	United States	700,000	727,125
United Airlines Pass Through Trust, first lien, 2016-1, AA, 3.10%,
1/07/30	United States	6,133,769	6,023,054
			114,918,397
Energy 3.8%
Anadarko Petroleum Corp., senior note, 6.45%, 9/15/36	United States	2,260,000	2,820,974
[f] BG Energy Capital PLC, senior bond, 144A, 5.125%, 10/15/41.	United Kingdom	500,000	584,285
[f] California Resources Corp., secured note, second lien, 144A,
8.00%, 12/15/22	United States	4,000,000	3,362,500
Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24	United States	2,300,000	2,620,563
senior secured note, first lien, 5.875%, 3/31/25	United States	1,600,000	1,727,000
[f] Cheniere Energy Partners LP, senior secured note, first lien, 144A,
5.25%, 10/01/25	United States	4,000,000	4,085,000
CNOOC Finance 2013 Ltd., senior note, 3.00%, 5/09/23	China	14,000,000	13,661,760
CNOOC Finance 2015 USA LLC, senior note, 3.50%, 5/05/25	China	11,000,000	10,883,510
Enable Midstream Partners LP,
senior bond, 5.00%, 5/15/44	United States	1,200,000	1,203,103
senior note, 3.90%, 5/15/24	United States	3,600,000	3,594,894

|58

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Energy Transfer Partners LP, senior bond, 5.15%, 2/01/43	United States	6,000,000	$5,874,697
EnLink Midstream Partners LP, senior bond, 5.05%, 4/01/45	United States	6,200,000	6,234,265
Ensco PLC, senior bond, 5.75%, 10/01/44	United States	3,700,000	2,659,375
Enterprise Products Operating LLC, senior bond, 4.45%, 2/15/43	United States	6,000,000	6,256,670
[f] Gaz Capital SA (OJSC Gazprom), loan participation, senior note,
144A, 3.85%, 2/06/20	Russia	10,000,000	10,111,500
MPLX LP, senior bond, 4.00%, 2/15/25	United States	4,600,000	4,655,937
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	7,900,000	7,683,145
[f] Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18.	United Kingdom	7,600,000	7,540,492
Sabine Pass Liquefaction LLC, senior secured bond, first lien,
5.00%, 3/15/27	United States	3,700,000	3,931,809
Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	3,000,000	2,640,000
[f] Sinopec Group Overseas Development 2014 Ltd., senior note,
144A, 4.375%, 4/10/24	China	9,300,000	9,699,342
[f] Sinopec Group Overseas Development 2015 Ltd., senior note,
144A, 3.25%, 4/28/25	China	16,400,000	15,980,324
[f] Sinopec Group Overseas Development 2016 Ltd., senior note,
144A, 2.75%, 9/29/26	China	11,000,000	10,225,545
Sunoco Logistics Partners Operations LP, senior note, 4.25%,
4/01/24	United States	9,300,000	9,455,100
[f] Sunoco LP/Sunoco Finance Corp., senior note, 144A, 4.875%,
1/15/23	United States	2,000,000	2,042,040
Transcontinental Gas Pipe Line Corp., senior note, 6.05%, 6/15/18	United States	550,000	557,459
Valero Energy Corp., senior bond, 4.90%, 3/15/45	United States	6,700,000	7,619,835
Weatherford International Ltd.,
senior note, 7.75%, 6/15/21	United States	1,600,000	1,702,000
senior note, 8.25%, 6/15/23	United States	2,000,000	2,120,000
[f] Woodside Finance Ltd.,
senior bond, 144A, 3.70%, 3/15/28	Australia	5,500,000	5,387,442
senior note, 144A, 3.70%, 9/15/26	Australia	4,000,000	3,960,788
			170,881,354
Food & Staples Retailing 0.6%
[f] Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	2,700,000	2,745,562
The Kroger Co., senior note, 4.00%, 2/01/24	United States	15,400,000	15,921,189
Walgreen Co., senior bond, 3.10%, 9/15/22	United States	9,100,000	9,034,410
			27,701,161
Food, Beverage & Tobacco 1.5%
Anheuser-Busch Inbev Finance Inc., senior bond, 3.65%, 2/01/26	Belgium	17,000,000	17,224,240
Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	12,000,000	11,383,089
Coca-Cola Femsa SAB de CV, senior bond, 5.25%, 11/26/43	Mexico	1,700,000	1,985,517
Kraft Heinz Foods Co., senior note, 3.50%, 7/15/22.	United States	21,400,000	21,639,879
[f] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	1,500,000	1,530,000
senior note, 144A, 4.875%, 11/01/26	United States	1,600,000	1,636,000
Reynolds American Inc., senior bond, 5.70%, 8/15/35	United Kingdom	9,300,000	11,008,637
			66,407,362
Health Care Equipment & Services 0.9%
Anthem Inc., senior bond, 3.30%, 1/15/23	United States	1,900,000	1,909,354
[f] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	2,400,000	2,427,000
[f] Catalent Pharma Solutions Inc., senior note, 144A, 4.875%,
1/15/26	United States	5,700,000	5,714,250

|59

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Health Care Equipment & Services (continued)
CHS/Community Health Systems Inc., senior secured note, first lien,
6.25%, 3/31/23	United States	5,000,000		$4,650,000
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	4,000,000		4,300,000
senior secured bond, first lien, 5.50%, 6/15/47	United States	9,000,000		9,208,125
[f] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24 .	United States	1,000,000		1,076,250
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	3,000,000		3,047,155
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19	United States	9,660,000		9,889,425
				42,221,559
Insurance 1.2%
Aflac Inc., senior note, 0.932%, 1/25/27	United States	1,400,000,000	JPY	12,968,692
[f] Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	12,000,000		12,784,025
Prudential Financial Inc., senior note, 3.50%, 5/15/24	United States	3,300,000		3,363,568
[f] Teachers Insurance & Annuity Assn. of America, sub. bond, 144A,
4.90%, 9/15/44	United States	20,400,000		22,906,383
				52,022,668
Materials 2.2%
ArcelorMittal, senior note, 6.00%, 3/01/21	France	5,000,000		5,378,175
[f] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.00%, 2/15/25.	Luxembourg	6,000,000		6,225,000
[f] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	7,000,000		7,323,750
[f] Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%,
1/11/25	Mexico	6,000,000		6,310,260
The Chemours Co., senior note, 5.375%, 5/15/27	United States	5,000,000		5,187,500
[f] Crown Americas LLC/Crown Americas Capital Corp., senior note,
144A, 4.75%, 2/01/26	United States	2,600,000		2,626,000
[f] First Quantum Minerals Ltd., senior note, 144A, 7.25%, 4/01/23	Zambia	6,100,000		6,473,625
[f] FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 5.125%,
5/15/24	Australia	1,900,000		1,933,164
Freeport-McMoRan Inc., senior bond, 3.875%, 3/15/23	United States	6,500,000		6,491,875
[f] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%,
11/15/21	Switzerland	4,700,000		4,999,687
LYB International Finance BV, senior note, 4.00%, 7/15/23.	United States	18,400,000		19,068,288
[f] New Gold Inc., senior note, 144A, 6.375%, 5/15/25.	Canada	1,800,000		1,903,500
[f] Northwest Acquisitions ULC/Dominion Finco Inc., secured note,
second lien, 144A, 7.125%, 11/01/22.	Canada	1,300,000		1,342,250
[f] OI European Group BV, senior note, 144A, 4.00%, 3/15/23	United States	5,000,000		4,971,000
[f] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	2,300,000		2,397,750
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	5,600,000		5,850,287
[f] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Luxembourg SA,
senior note, 144A, 7.00%, 7/15/24	United States	800,000		852,500
senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	1,600,000		1,650,000
[f] SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp., senior note, 144A, 7.50%, 6/15/25	United States	5,200,000		5,473,000
				96,457,611
Media 1.0%
21st Century Fox America Inc.,
senior bond, 6.90%, 8/15/39	United States	1,800,000		2,525,439
senior bond, 7.90%, 12/01/95	United States	500,000		751,030
senior note, 3.70%, 10/15/25	United States	2,300,000		2,360,776

|60

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media (continued)
[f] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%,
5/15/26	United States	7,000,000	$7,175,000
[f] CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 144A, 5.375%, 5/01/25	United States	4,000,000	4,070,000
senior bond, 144A, 5.00%, 2/01/28	United States	1,500,000	1,458,750
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	3,000,000	3,071,250
[f] senior bond, 144A, 5.375%, 2/01/28	United States	3,000,000	3,000,000
senior note, 8.625%, 2/15/19	United States	9,000,000	9,517,500
NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43.	United States	8,100,000	8,665,895
[f] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	1,600,000	1,656,992
			44,252,632
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Actavis Funding SCS, senior bond, 4.55%, 3/15/35.	United States	13,400,000	14,044,588
Baxalta Inc., senior note, 3.60%, 6/23/22	United States	8,300,000	8,410,162
Biogen Inc., senior bond, 5.20%, 9/15/45	United States	18,200,000	21,286,762
Celgene Corp., senior bond, 3.45%, 11/15/27.	United States	6,500,000	6,369,352
PerkinElmer Inc., senior note, 5.00%, 11/15/21.	United States	13,200,000	14,086,259
[f] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	4,800,000	4,314,960
senior note, first lien, 144A, 7.00%, 3/15/24	United States	400,000	426,376
			68,938,459
Real Estate 2.0%
[h] American Homes 4 Rent LP, senior bond, 4.25%, 2/15/28	United States	5,900,000	5,867,078
American Tower Corp.,
senior bond, 3.50%, 1/31/23	United States	12,700,000	12,805,199
senior bond, 4.40%, 2/15/26	United States	9,400,000	9,773,350
Crown Castle International Corp., senior bond, 3.80%, 2/15/28	United States	10,700,000	10,502,692
Kimco Realty Corp., senior note, 3.30%, 2/01/25	United States	7,800,000	7,650,787
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	1,100,000	1,138,500
senior bond, 5.00%, 10/15/27	United States	3,000,000	2,978,100
Prologis LP, senior bond, 3.75%, 11/01/25	United States	9,400,000	9,715,420
Realty Income Corp.,
senior bond, 3.25%, 10/15/22	United States	1,350,000	1,356,323
senior bond, 4.125%, 10/15/26.	United States	12,500,000	12,903,966
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	14,500,000	15,880,843
			90,572,258
Retailing 1.3%
[f] Amazon.com Inc., senior note, 144A, 2.80%, 8/22/24	United States	6,400,000	6,290,303
Dollar General Corp., senior bond, 4.15%, 11/01/25	United States	12,700,000	13,273,344
Home Depot Inc., senior note, 2.125%, 9/15/26	United States	16,800,000	15,408,353
JD.com Inc., senior note, 3.125%, 4/29/21	China	1,900,000	1,882,919
[b,i] K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
3.00%, 12/31/22	South Africa	2,180,053	65,228
[b,i] K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22	South Africa	380,400	288,401
[f] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	16,500,000	10,456,875
Tiffany & Co., senior bond, 4.90%, 10/01/44.	United States	10,300,000	10,178,727
			57,844,150

|61

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Semiconductors & Semiconductor Equipment 0.5%
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	22,000,000	$21,859,831
Xilinx Inc., senior note, 2.125%, 3/15/19	United States	600,000	597,408
			22,457,239
Software & Services 0.6%
Alibaba Group Holding Ltd., senior bond, 4.50%, 11/28/34.	China	10,000,000	10,714,450
[f] First Data Corp., secured note, first lien, 144A, 5.00%, 1/15/24	United States	4,000,000	4,120,000
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	9,300,000	9,579,065
[f] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	1,200,000	1,226,795
			25,640,310
Technology Hardware & Equipment 1.0%
[f] Dell International LLC/EMC Corp., senior secured note, first lien,
144A, 3.48%, 6/01/19	United States	12,000,000	12,109,368
Juniper Networks Inc.,
senior bond, 4.50%, 3/15/24	United States	4,500,000	4,673,340
senior bond, 4.35%, 6/15/25	United States	9,300,000	9,464,824
[f] Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19.	United States	11,100,000	11,335,875
Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	1,800,000	1,881,197
[f] Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior
note, 144A, 6.75%, 6/01/25	United States	5,500,000	5,623,750
			45,088,354
Telecommunication Services 1.1%
AT&T Inc., senior bond, 4.50%, 5/15/35	United States	16,200,000	16,038,683
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	4,500,000	4,770,000
Sprint Communications Inc., senior note, 6.00%, 11/15/22	United States	3,000,000	3,000,000
Telefonica Emisiones S.A.U., senior note, 4.57%, 4/27/23	Spain	3,000,000	3,217,065
Verizon Communications Inc.,
senior bond, 4.812%, 3/15/39	United States	11,065,000	11,603,057
senior bond, 4.522%, 9/15/48	United States	10,700,000	10,711,872
			49,340,677
Transportation 0.8%
[f] Aviation Capital Group Corp., senior bond, 144A, 7.125%, 10/15/20 .	United States	6,000,000	6,635,039
Burlington Northern and Santa Fe 99-2 Trust, secured bond, 7.57%,
1/02/21	United States	38,231	39,904
[f] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	1,500,000	1,501,875
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	3,900,000	3,882,157
[f] DP World Ltd., senior bond, 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000	4,629,162
[f] Park Aerospace Holdings Ltd.,
senior note, 144A, 5.25%, 8/15/22	Ireland	1,200,000	1,185,696
senior note, 144A, 5.50%, 2/15/24	Ireland	1,800,000	1,791,000
[f] Sydney Airport Finance Co. Pty. Ltd., senior secured bond, first lien,
144A, 3.90%, 3/22/23	Australia	5,800,000	5,924,990
[f] Transurban Finance Co. Pty. Ltd., senior secured bond, 144A,
4.125%, 2/02/26	Australia	8,200,000	8,397,907
Union Pacific Railroad Co. 2005 Pass Through Trust, 2005-1,
5.082%, 1/02/29	United States	137,046	147,436
			34,135,166

|62

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Utilities 3.5%
Calpine Corp., senior note, 5.375%, 1/15/23.	United States	27,375,000	$27,135,469
[f] Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	4,300,000	4,297,270
Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000	958,795
Dominion Energy Inc., senior bond, 3.90%, 10/01/25	United States	12,200,000	12,537,238
Duke Energy Corp., senior bond, 3.15%, 8/15/27	United States	18,400,000	17,832,046
[f] Dynegy Inc., senior note, 144A, 8.00%, 1/15/25	United States	6,400,000	6,992,000
[f,g] EDF SA, junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual	France	24,000,000	24,513,720
[f] Enogex LLC, senior bond, 144A, 6.25%, 3/15/20	United States	5,000,000	5,293,722
Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	9,000,000	9,533,675
Kinder Morgan Energy Partners LP, senior bond, 6.50%, 9/01/39	United States	1,700,000	2,036,321
The Southern Co., senior bond, 3.25%, 7/01/26	United States	14,350,000	13,862,760
[f] State Grid Overseas Investments 2016 Ltd., senior note, 144A,
3.50%, 5/04/27	China	10,700,000	10,522,862
[f] Talen Energy Supply LLC,
senior note, 144A, 9.50%, 7/15/22	United States	6,100,000	6,408,050
senior note, 144A, 10.50%, 1/15/26	United States	2,000,000	2,022,500
[f] Three Gorges Finance I Cayman Islands Ltd., senior note, 144A,
3.70%, 6/10/25	China	12,800,000	12,888,512
			156,834,940
Total Corporate Bonds (Cost $1,597,616,452)			1,615,698,002

[j] Senior Floating Rate Interests 2.7%
Automobiles & Components 0.0%†
TI Group Automotive Systems LLC, Initial US Term Loan, 4.073%,
(LIBOR + 2.50%), 6/30/22	United States	1,199,210	1,208,579
Capital Goods 0.2%
Allison Transmission Inc., Term Loans, 3.57%, (LIBOR + 2.00%),
9/23/22	United States	6,201,555	6,251,297
Harsco Corp., Term B-1 Loan, 4.625%, (LIBOR + 3.00%), 12/10/24 .	United States	272,542	276,801
Leidos Innovations Corp., Term Loan B, 3.625%, (LIBOR + 2.00%),
8/16/23	United States	192,680	194,587
			6,722,685
Consumer Services 0.3%
Aristocrat Technologies Inc.,
New 2017 Term Loans, 3.635% - 3.745%, (LIBOR + 2.00%),
10/19/24	United States	630,000	635,217
Term B-2 Loans, 3.745%, (LIBOR + 2.00%), 10/20/21	United States	158,005	159,430
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.70%, (LIBOR
+ 2.00%), 3/15/22	United States	5,063,942	5,088,472
Eldorado Resorts Inc., Initial Term Loan, 3.813% - 3.875%, (LIBOR
+ 2.25%), 4/17/24	United States	3,318,231	3,327,217
Fitness International LLC, Term A Loan, 4.943%, (LIBOR + 3.25%),
4/01/20	United States	1,996,136	2,001,127
Greektown Holdings LLC, Initial Term Loan, 4.323%, (LIBOR +
2.75%), 4/25/24	United States	379,339	380,998
NVA Holdings Inc., Second Lien Term Loan, 8.693%, (LIBOR +
7.00%), 8/14/22	United States	333,824	336,953
			11,929,414

|63

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

[j] Senior Floating Rate Interests (continued)
Diversified Financials 0.0%†
Russell Investments U.S. Institutional Holdco Inc., Term Loan B,
5.943%, (LIBOR + 4.25%), 6/01/23	United States	320,490	$324,296
Energy 0.3%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 7.323%, (LIBOR + 5.75%), 8/14/20 .	United States	2,733,939	2,676,695
Second Lien Initial Term Loan, 12.323%, (LIBOR + 10.75%),
2/16/21	United States	592,358	571,626
Fieldwood Energy LLC, Loans, 4.568%, (LIBOR + 2.875%),
10/01/18	United States	6,287,342	6,208,750
Foresight Energy LLC, Term Loans, 7.443%, (LIBOR + 5.75%),
3/28/22	United States	1,645,363	1,598,745
			11,055,816
Food & Staples Retailing 0.1%
Aramark Corp., U.S. Term B-1 Loan, 3.573%, (LIBOR + 2.00%),
3/11/25	United States	1,966,612	1,985,049
Smart & Final Stores LLC, First Lien Term Loan, 5.193%, (LIBOR +
3.50%), 11/15/22.	United States	1,556,745	1,535,989
			3,521,038
Food, Beverage & Tobacco 0.3%
[k] B&G Foods Inc., Tranche B-3 Term Loan, 3.573%, (LIBOR +
2.00%), 11/02/22.	United States	2,974,138	3,006,978
JBS USA LUX SA, New Initial Term Loans, 4.10%, (LIBOR +
2.50%), 10/30/22.	Brazil	7,156,788	7,124,360
Post Holdings Inc., Series A Incremental Term Loan, 3.83%, (LIBOR
+ 2.25%), 5/24/24	United States	2,961,783	2,980,757
			13,112,095
Health Care Equipment & Services 0.1%
Quintiles IMS Inc., Term B-2 Dollar Loans, 3.693%, (LIBOR +
2.00%), 1/20/25	United States	1,026,385	1,033,763
U.S. Renal Care Inc., Initial Term Loan, 5.943%, (LIBOR + 4.25%),
12/31/22	United States	2,747,724	2,748,755
			3,782,518
Household & Personal Products 0.1%
Spectrum Brands Inc., USD Term Loans, 3.397% - 3.651%, (LIBOR
+ 2.00%), 6/23/22	United States	2,703,149	2,719,538
Materials 0.2%
Chemours Co., Tranche B-1 US Term Loans, 4.08%, (LIBOR +
2.50%), 5/12/22	United States	3,094,461	3,125,405
[k,l] Crown Americas LLC, Term B Loans, TBD, 1/29/25.	United States	194,949	197,473
Cyanco Intermediate Corp., Initial Term Loan, 6.073%, (LIBOR +
4.50%), 5/01/20	United States	541,332	550,805
OCI Beaumont LLC, Term B-3 Loan, 8.172%, (LIBOR + 6.75%),
8/20/19	United States	1,020,054	1,038,125
Oxbow Carbon LLC,
Second Lien Initial Term Loan, 9.073%, (LIBOR + 7.50%),
1/04/24	United States	36,943	37,497
Tranche A Term Loan, 4.323%, (LIBOR + 2.75%), 1/04/22	United States	2,200,000	2,202,750
Tranche B Term Loan, 5.323%, (LIBOR + 3.75%), 1/04/23	United States	3,590,000	3,639,363
			10,791,418

|64

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

[j] Senior Floating Rate Interests (continued)
Media 0.2%
Altice US Finance I Corp., March 2017 Refinancing Term Loan
Commitments, 3.823%, (LIBOR + 2.25%), 7/28/25	United States	233,736	$233,736
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 3.809%, (LIBOR + 2.25%),
12/15/23	United States	90,619	91,015
Initial Term Loans, 3.809%, (LIBOR + 2.25%), 12/15/22	United States	1,546,701	1,554,005
CSC Holdings LLC, March 2017 Incremental Term Loans, 3.809%,
(LIBOR + 2.25%), 7/17/25	United States	1,091,071	1,095,675
Lions Gate Entertainment Corp., Term A Loan, 3.567%, (LIBOR +
2.00%), 12/08/21.	United States	3,358,929	3,367,326
[k] Live Nation Entertainment Inc., Term B-3 Loans, 3.875%, (LIBOR +
2.25%), 10/21/23.	United States	4,620,000	4,669,087
			11,010,844
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial
Term Loans, 5.875%, (LIBOR + 4.25%), 4/29/24	United States	3,023,761	3,036,361
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
3.715%, (LIBOR + 2.25%), 1/31/25	United States	2,428,491	2,446,401
RPI Finance Trust, Term A-3 Loan, 3.443%, (LIBOR + 1.75%),
10/14/21	United States	336,869	337,606
Syneos Health Inc., Initial Term B Loans, 3.823%, (LIBOR + 2.25%),
8/01/24	United States	987,652	993,208
Valeant Pharmaceuticals International Inc., Series F Tranche B
Term Loan, 5.06%, (LIBOR + 3.50%), 4/01/22	United States	729,069	740,779
			7,554,355
Retailing 0.2%
Ascena Retail Group Inc., Tranche B Term Loan, 6.125%, (LIBOR +
4.50%), 8/21/22	United States	3,261,233	2,924,240
Jo-Ann Stores Inc., Initial Loans, 6.551%, (LIBOR + 5.00%),
10/23/23	United States	1,092,333	1,085,506
PetSmart Inc., Tranche B-2 Loans, 4.57%, (LIBOR + 3.00%),
3/11/22	United States	7,982,051	6,530,315
			10,540,061
Semiconductors & Semiconductor Equipment 0.0%†
MKS Instruments Inc., Tranche B-3 Term Loans, 3.573%, (LIBOR +
2.00%), 4/29/23	United States	117,139	117,981
ON Semiconductor Corp., 2017 Replacement Term B-2 Loans,
3.573%, (LIBOR + 2.00%), 3/31/23	United States	1,322,244	1,332,896
			1,450,877
Software & Services 0.0%†
Global Payments Inc., Term A-2 Loan, 3.215%, (LIBOR + 1.75%),
5/02/22	United States	734,994	736,487
Rackspace Hosting Inc., Term B Loans, 4.385%, (LIBOR + 3.00%),
11/03/23	United States	454,243	458,867
			1,195,354

|65

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*			Value

[j] Senior Floating Rate Interests (continued)
Technology Hardware & Equipment 0.0%†
[k] Commscope Inc., Tranche 5 Term Loans, 3.573%, (LIBOR +
2.00%), 12/29/22.	United States	1,238,503			$1,248,953
Western Digital Corp., U.S. Term B-3 Loan, 3.561%, (LIBOR +
2.00%), 4/29/23	United States	573,819			578,661
					1,827,614
Telecommunication Services 0.0%†
Consolidated Communications Inc., Initial Term Loan, 4.57%,
(LIBOR + 3.00%), 10/05/23	United States	226,707			224,072
Global Tel*Link Corp., Term Loan, 5.693%, (LIBOR + 4.00%),
5/23/20	United States	262,424			264,884
					488,956
Transportation 0.2%
Air Canada, Term Loan, 3.745%, (LIBOR + 2.25%), 10/06/23	Canada	54,918			55,262
The Hertz Corp., Tranche B-1 Term Loan, 4.33%, (LIBOR + 2.75%),
6/30/23	United States	3,949,749			3,956,882
Navios Maritime Midstream Partners LP, Initital Term Loan, 6.13%,
(LIBOR + 4.50%), 6/18/20	Marshall Islands	1,696,677			1,695,263
Navios Maritime Partners LP, Initial Term Loan, 6.54%, (LIBOR +
5.00%), 9/14/20	Greece	2,887,501			2,898,930
XPO Logistics Inc., Loans, 3.958%, (LIBOR + 2.25%), 11/01/21	United States	2,375,250			2,396,774
					11,003,111
Utilities 0.3%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.95%,
(LIBOR + 3.25%), 6/28/23	United States	5,006,628			5,059,823
Lightstone Holdco LLC,
Initial Term B Loan, 6.073%, (LIBOR + 4.50%), 1/30/24	United States	5,875,110			5,925,466
Initial Term C Loan, 6.073%, (LIBOR + 4.50%), 1/30/24	United States	373,053			376,250
NRG Energy Inc., Term Loans, 3.943%, (LIBOR + 2.25%), 6/30/23	United States	1,034,250			1,041,863
					12,403,402
Total Senior Floating Rate Interests
(Cost $123,449,249)					122,641,971

Foreign Government and Agency Securities 1.9%
Government of Mexico,
senior note, M, 4.75%, 6/14/18.	Mexico	2,940,000	[m]	MXN	15,644,594
senior note, M 10, 8.50%, 12/13/18	Mexico	2,000,000	[m]	MXN	10,828,000
[f] Government of Ukraine,
144A, 7.75%, 9/01/20	Ukraine	292,000			313,761
144A, 7.75%, 9/01/21	Ukraine	229,000			249,621
144A, 7.75%, 9/01/22	Ukraine	229,000			250,017
144A, 7.75%, 9/01/23	Ukraine	229,000			249,318
144A, 7.75%, 9/01/24	Ukraine	229,000			248,181
144A, 7.75%, 9/01/25	Ukraine	229,000			247,076
144A, 7.75%, 9/01/26	Ukraine	229,000			244,881
144A, 7.75%, 9/01/27	Ukraine	229,000			244,778
[a,n] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	474,000			323,640

|66

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*			Value

Foreign Government and Agency Securities
(continued)
[o] Nota Do Tesouro Nacional, Index Linked, 6.00%, 8/15/18	Brazil	13,695	[p]	BRL	$13,345,449
[f] Peru Enhanced Pass-Through Finance Ltd., senior secured bond,
A-1, 144A, zero cpn., 5/31/18	Peru	72,620			71,551
[f] The Export-Import Bank of China, senior note, 144A, 3.625%,
7/31/24	China	11,300,000			11,479,614
[f,h] The Export-Import Bank of India, senior note, 144A, 3.875%,
2/01/28	India	11,400,000			11,337,129
The Export-Import Bank of Korea, senior note, 2.25%, 1/21/20	South Korea	18,800,000			18,573,272
Total Foreign Government and Agency Securities
(Cost $92,075,740)					83,650,882

U.S. Government and Agency Securities 13.6%
U.S. Treasury Bond,
6.25%, 8/15/23.	United States	41,000,000			48,822,832
2.875%, 5/15/43	United States	36,100,000			35,820,084
3.00%, 11/15/44	United States	13,000,000			13,167,578
2.875%, 8/15/45	United States	5,000,000			4,942,383
2.50%, 2/15/46.	United States	50,000,000			45,792,969
2.50%, 5/15/46.	United States	60,000,000			54,897,682
2.25%, 8/15/46.	United States	57,500,000			49,825,123
U.S. Treasury Note,
3.125%, 5/15/21	United States	90,000,000			92,188,477
2.125%, 6/30/21	United States	50,000,000			49,607,422
2.00%, 8/31/21.	United States	30,000,000			29,599,805
2.00%, 10/31/22	United States	20,000,000			19,540,625
2.00%, 11/30/22	United States	36,900,000			36,031,553
2.375%, 8/15/24	United States	31,500,000			30,991,201
2.25%, 8/15/27.	United States	25,000,000			24,019,531
2.25%, 11/15/27	United States	10,000,000			9,599,414
[q] Index Linked, 0.125%, 7/15/24	United States	62,849,939			61,510,256
Total U.S. Government and Agency Securities
(Cost $621,495,158)					606,356,935

Asset-Backed Securities and Commercial
Mortgage-Backed Securities 19.8%
Banks 0.6%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%,
7/10/46	United States	1,183,239			1,186,205
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%,
10/15/49	United States	5,524,875			5,319,074
[r] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.79%, 7/10/38	United States	7,281,000			6,831,360
Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1,
5.00%, 9/25/19	United States	282,773			291,742
[f,r] CSMC, 2009-15R, 3A1, 144A, FRN, 3.394%, 3/26/36	United States	2,156,288			2,163,247
[s] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 2.311%,
(1-month USD LIBOR + 0.75%), 3/25/34	United States	1,301,959			1,311,743
[s] FNMA, 2005-122, FN, FRN, 1.911%, (1-month USD LIBOR +
0.35%), 1/25/36	United States	422,158			424,077
[r,t] GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN,
5.606%, 12/10/49	United States	4,325,000			4,342,254
[r] Greenwich Capital Commercial Funding Corp., 2006-GG7, AM,
FRN, 5.789%, 7/10/38	United States	1,678,466			1,680,564

|67

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Banks (continued)
[s] Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 2.301%,
(1-month USD LIBOR + 0.74%), 3/25/28	United States	1,211,452	$1,168,223
[s] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN,
2.296%, (1-month USD LIBOR + 0.735%), 1/25/35	United States	947,576	948,705
ab Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24	United States	13,532	13,532
			25,680,726
Diversified Financials 19.1%
[s] American Home Mortgage Investment Trust, 2004-3, 4A, FRN,
3.161%, (6-month USD LIBOR + 1.50%), 10/25/34	United States	1,380,334	1,369,083
[s] Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through
Certificates, 2004-R4, M1, FRN, 2.386%, (1-month USD LIBOR +
0.825%), 6/25/34.	United States	3,786,352	3,816,283
[f,s] AMMC CLO 21 Ltd., 2017-21A, C, 144A, FRN, 3.487%, (3-
month USD LIBOR + 2.10%), 11/02/30	United States	1,000,000	1,003,190
[s] Argent Securities Inc. Asset-Backed Pass-Through Certificates,
2005-W2, A2C, FRN, 1.921%, (1-month USD LIBOR + 0.36%),
10/25/35	United States	2,880,012	2,895,483
[f,s] Atrium IX, 9A, AR, 144A, FRN, 2.708%, (3-month USD LIBOR +
1.24%), 5/28/30	United States	4,500,000	4,545,000
[f,s] Atrium X, 10A, CR, 144A, FRN, 3.672%, (3-month USD LIBOR +
1.95%), 7/16/25	United States	13,680,000	13,721,040
[f,s] Atrium XIII,
2013A, B, 144A, FRN, 2.941%, (3-month USD LIBOR +
1.50%), 11/21/30	United States	2,700,000	2,713,500
2013A, C, 144A, FRN, 3.241%, (3-month USD LIBOR +
1.80%), 11/21/30	United States	3,753,500	3,753,050
13A, D, 144A, FRN, 4.141%, (3-month USD LIBOR + 2.70%),
11/21/30	United States	5,500,000	5,516,610
[f,s] Ballyrock CLO LLC, 2014-1A, BR, 144A, FRN, 3.845%, (3-
month USD LIBOR + 2.10%), 10/20/26	United States	10,000,000	10,042,700
[s] Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 2.441%, (1-
month USD LIBOR + 0.88%), 11/25/34	United States	438,940	436,878
[f,s] Birchwood Park CLO Ltd.,
2014-1A, AR, 144A, FRN, 2.90%, (3-month USD LIBOR +
1.18%), 7/15/26	United States	3,250,000	3,266,478
2014-1A, D2R, 144A, FRN, 5.12%, (3-month USD LIBOR +
3.40%), 7/15/26	United States	1,500,000	1,508,020
[f,s] BlueMountain CLO Ltd., 2014, CL 3A, 144A, FRN, 2.862%,
(3-month USD LIBOR + 1.14%), 10/15/26	United States	8,100,000	8,128,674
[f,s] BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, B, 144A, FRN,
3.481%, (3-month USD LIBOR + 2.15%), 10/20/30	United States	4,010,000	4,019,383
[f,s] BlueMountain Fuji U.S. CLO III Ltd.,
2017-3A, C, 144A, FRN, 3.427%, (3-month USD LIBOR +
1.70%), 1/15/30	United States	1,500,000	1,505,130
2017-3A, D, 144A, FRN, 4.127%, (3-month USD LIBOR +
2.40%), 1/15/30	United States	1,600,000	1,598,704
[f,s] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, AR, 144A, FRN, 3.195%, (3-month USD LIBOR +
1.45%), 1/20/29	United States	6,280,000	6,419,604
2014-3A, A1AR, 144A, FRN, 2.91%, (3-month USD LIBOR +
1.15%), 7/27/26	United States	1,250,000	1,253,013

|68

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[f,s] Carlyle U.S. CLO Ltd.,
2017-1A, A1A, 144A, FRN, 3.045%, (3-month USD LIBOR +
1.30%), 4/20/31	United States	18,800,000	$18,963,184
2017-2A, A1B, 144A, FRN, 2.965%, (3-month USD LIBOR +
1.22%), 7/20/31	United States	10,650,000	10,716,030
2017-2A, B, 144A, FRN, 4.145%, (3-month USD LIBOR +
2.40%), 7/20/31	United States	8,829,000	8,951,370
2017-3A, B, 144A, FRN, 4.095%, (3-month USD LIBOR +
2.35%), 7/20/29	United States	1,000,000	1,009,720
2017-4A, C, 144A, FRN, 4.287%, (3-month USD LIBOR +
2.80%), 1/15/30	United States	545,000	544,946
2017-5A, A2, 144A, FRN, 3.13%, (3-month USD LIBOR +
1.40%), 1/20/30	United States	2,000,000	2,000,000
2017-5A, B, 144A, FRN, 3.53%, (3-month USD LIBOR +
1.80%), 1/20/30	United States	7,000,000	7,000,000
[f,s] Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 4.684%, (3-
month USD LIBOR + 2.95%), 10/18/26	United States	6,401,000	6,483,253
[f,s] Cent CLO, 2013-17A, A1, 144A, FRN, 2.678%, (3-
month USD LIBOR + 1.30%), 1/30/25	United States	9,557,543	9,572,644
[f,s] Cent CLO 20 Ltd.,
13-20A, AR, 144A, FRN, 2.845%, (3-month USD LIBOR +
1.10%), 1/25/26	United States	8,000,000	8,018,720
13-20A, CR, 144A, FRN, 4.095%, (3-month USD LIBOR +
2.35%), 1/25/26	United States	3,500,000	3,539,095
[f,s] Cent CLO LP,
2013-17A, B, 144A, FRN, 4.378%, (3-month USD LIBOR +
3.00%), 1/30/25	United States	3,500,000	3,529,085
2014-22A, A1R, 144A, FRN, 2.802%, (3-month USD LIBOR +
1.41%), 11/07/26	United States	6,280,000	6,309,516
2014-22A, C, 144A, FRN, 5.142%, (3-month USD LIBOR +
3.75%), 11/07/26	United States	2,500,000	2,549,450
[f,s] Centerline REIT Inc., 2004-RR3, A2, 144A, FRN, 6.241%,
(1-month USD LIBOR + 4.76%), 9/21/45	United States	1,999,836	2,013,115
[s] Chase Funding Trust, 2004-2, 2A2, FRN, 2.061%, (1-
month USD LIBOR + 0.50%), 2/26/35	United States	625,033	609,097
[f,r] Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%,
5/25/42	United States	1,676,731	1,686,369
[f,s] Colony American Homes,
2014-1A, A, 144A, FRN, 2.709%, (1-month USD LIBOR +
1.15%), 5/17/31	United States	8,790,351	8,814,357
2014-2A, C, 144A, FRN, 3.459%, (1-month USD LIBOR +
1.90%), 7/17/31	United States	7,292,418	7,334,881
Conseco Financial Corp., 1996-9, M1, 7.63%, 8/15/27	United States	2,258,529	2,436,543
[f,s] Dryden 31 Senior Loan Fund, 2014-31A, AR, 144A, FRN, 2.814%,
(3-month USD LIBOR + 1.08%), 4/18/26	United States	1,200,000	1,206,960
[f,s] Dryden 33 Senior Loan Fund, 2014-33A, AR, 144A, FRN, 3.152%,
(3-month USD LIBOR + 1.43%), 10/15/28	United States	12,185,000	12,355,224
[f,s] Dryden 34 Senior Loan Fund, 2014-34A, AR, 144A, FRN, 2.882%,
(3-month USD LIBOR + 1.16%), 10/15/26	United States	19,310,000	19,442,467
[f,s] Dryden 38 Senior Loan Fund, 2015-38A, A, 144A, FRN, 3.152%,
(3-month USD LIBOR + 1.43%), 7/15/27	United States	21,757,143	21,842,866

|69

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[f,s] Dryden 49 Senior Loan Fund,
2017-49A, A, 144A, FRN, 2.944%, (3-month USD LIBOR +
1.21%), 7/18/30	United States	7,030,000	$7,091,372
2017-49A, C, 144A, FRN, 4.084%, (3-month USD LIBOR +
2.35%), 7/18/30	United States	5,320,000	5,359,368
[f,s] Dryden 50 Senior Loan Fund,
2017-50A, A1, 144A, FRN, 2.94%, (3-month USD LIBOR +
1.22%), 7/15/30	United States	5,660,000	5,680,150
2017-50A, C, 144A, FRN, 3.97%, (3-month USD LIBOR +
2.25%), 7/15/30	United States	2,600,000	2,619,162
[f,s] Dryden 53 CLO Ltd.,
2017-53A, B, 144A, FRN, 3.105%, (3-month USD LIBOR +
1.40%), 1/15/31	United States	2,200,000	2,209,834
2017-53A, C, 144A, FRN, 3.405%, (3-month USD LIBOR +
1.70%), 1/15/31	United States	7,200,000	7,235,208
2017-53A, D, 144A, FRN, 4.105%, (3-month USD LIBOR +
2.40%), 1/15/31	United States	5,400,000	5,402,592
[f,s] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 2.922%,
(3-month USD LIBOR + 1.20%), 7/15/26	United States	10,096,000	10,161,321
[f,r] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN,
3.555%, 9/10/35	United States	3,255,000	3,318,267
[s] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 3.761%, (1-month USD LIBOR + 2.20%),
2/25/24	United States	2,821,178	2,907,721
2014-DN3, M3, FRN, 5.561%, (1-month USD LIBOR + 4.00%),
8/25/24	United States	16,945,320	18,551,564
2014-DN4, M3, FRN, 6.111%, (1-month USD LIBOR + 4.55%),
10/25/24	United States	11,363,413	12,670,084
2015-DN1, M3, FRN, 5.711%, (1-month USD LIBOR + 4.15%),
1/25/25	United States	15,644,887	16,898,367
2015-DNA2, M3, FRN, 5.461%, (1-month USD LIBOR +
3.90%), 12/25/27	United States	25,057,000	27,980,089
2015-DNA3, M2, FRN, 4.411%, (1-month USD LIBOR +
2.85%), 4/25/28	United States	19,080,709	19,751,030
2015-DNA3, M3, FRN, 6.261%, (1-month USD LIBOR +
4.70%), 4/25/28	United States	3,330,000	4,012,826
2015-HQ1, M3, FRN, 5.361%, (1-month USD LIBOR + 3.80%),
3/25/25	United States	28,711,666	31,101,108
2015-HQ2, M3, FRN, 4.811%, (1-month USD LIBOR + 3.25%),
5/25/25	United States	780,000	883,552
2015-HQA1, M2, FRN, 4.211%, (1-month USD LIBOR +
2.65%), 3/25/28	United States	19,408,013	19,818,667
2015-HQA2, M2, FRN, 4.361%, (1-month USD LIBOR +
2.80%), 5/25/28	United States	2,633,005	2,719,567
2016-DNA1, M2, FRN, 4.461%, (1-month USD LIBOR +
2.90%), 7/25/28	United States	6,800,000	7,009,064
2016-DNA2, M2, FRN, 3.761%, (1-month USD LIBOR +
2.20%), 10/25/28	United States	32,725,356	33,140,058
2016-HQA1, M2, FRN, 4.311%, (1-month USD LIBOR +
2.75%), 9/25/28	United States	13,900,000	14,261,239

|70

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[s] FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2016-HQA2, M2, FRN, 3.811%, (1-month USD LIBOR +
2.25%), 11/25/28	United States	22,018,000	$22,588,944
2016-HQA3, M2, FRN, 2.911%, (1-month USD LIBOR +
1.35%), 3/25/29	United States	2,250,000	2,291,396
[f,s] Flagship CLO VIII Ltd.,
2014-8A, AR, 144A, FRN, 2.972%, (3-month USD LIBOR +
1.25%), 1/16/26	United States	5,900,000	5,940,474
2014-8A, D, 144A, FRN, 5.422%, (3-month USD LIBOR +
3.70%), 1/16/26	United States	3,900,000	3,936,231
[s] FNMA Connecticut Avenue Securities,
2014-C02, 1M2, FRN, 4.161%, (1-month USD LIBOR + 2.60%),
5/25/24	United States	3,690,000	3,937,131
2014-C02, 2M2, FRN, 4.161%, (1-month USD LIBOR + 2.60%),
5/25/24	United States	3,725,051	3,955,740
2014-C03, 1M2, FRN, 4.561%, (1-month USD LIBOR + 3.00%),
7/25/24	United States	19,282,238	20,686,108
2014-C04, 1M1, FRN, 6.461%, (1-month USD LIBOR + 4.90%),
11/25/24	United States	10,243,893	11,741,642
2014-C04, 2M2, FRN, 6.561%, (1-month USD LIBOR + 5.00%),
11/25/24	United States	5,177,886	5,845,841
2015-C01, 1M2, FRN, 5.861%, (1-month USD LIBOR + 4.30%),
2/25/25	United States	4,135,826	4,544,463
2015-C01, 2M2, FRN, 6.111%, (1-month USD LIBOR + 4.55%),
2/25/25	United States	19,307,491	20,974,399
2015-C02, 1M2, FRN, 5.561%, (1-month USD LIBOR + 4.00%),
5/25/25	United States	7,813,517	8,565,461
2015-C02, 2M2, FRN, 5.561%, (1-month USD LIBOR + 4.00%),
5/25/25	United States	6,091,824	6,588,978
2015-C03, 1M2, FRN, 6.561%, (1-month USD LIBOR + 5.00%),
7/25/25	United States	13,701,461	15,569,386
2015-C03, 2M2, FRN, 6.561%, (1-month USD LIBOR + 5.00%),
7/25/25	United States	6,235,774	6,906,997
2017-C01, 1B1, FRN, 7.311%, (1-month USD LIBOR + 5.75%),
7/25/29	United States	5,375,000	6,453,281
[f] FREMF Mortgage Trust, 2018-K72, B, 144A, 3.992%, 12/25/50	United States	17,900,000	18,029,666
[f] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	4,694,526	4,629,343
[f,s] Gilbert Park CLO Ltd.,
2017-1A, B, 144A, FRN, 2.965%, (3-month USD LIBOR +
1.60%), 10/15/30	United States	1,000,000	1,005,720
2017-1A, D, 144A, FRN, 4.315%, (3-month USD LIBOR +
2.95%), 10/15/30	United States	2,600,000	2,616,640

|71

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[s] GSAA Home Equity Trust, 2005-5, M3, FRN, 2.506%, (1-
month USD LIBOR + 0.945%), 2/25/35	United States	2,450,739	$2,436,520
[s] Home Equity Mortgage Trust, 2004-4, M3, FRN, 2.536%, (1-
month USD LIBOR + 0.975%), 12/25/34	United States	1,903,068	1,902,573
[f,s] Invitation Homes Trust,
2015-SFR1, B, 144A, FRN, 3.409%, (1-month USD LIBOR +
1.85%), 3/17/32	United States	7,400,000	7,428,209
2015-SFR2, C, 144A, FRN, 3.556%, (1-month USD LIBOR +
2.00%), 6/17/32	United States	2,340,000	2,353,338
2015-SFR3, C, 144A, FRN, 3.559%, (1-month USD LIBOR +
2.00%), 8/17/32	United States	10,402,000	10,464,003
[f,s] LCM 26 Ltd.,
26A, B, 144A, FRN, 3.326%, (3-month USD LIBOR + 1.40%),
1/20/31	United States	2,000,000	2,012,633
26A, C, 144A, FRN, 3.726%, (3-month USD LIBOR + 1.80%),
1/20/31	United States	9,600,000	9,656,263
26A, D, 144A, FRN, 4.426%, (3-month USD LIBOR + 2.50%),
1/20/31	United States	600,000	597,056
[f,s] LCM XVI LP, 16A, DR, 144A, FRN, 4.722%, (3-month USD LIBOR +
3.00%), 7/15/26	United States	2,750,000	2,766,033
[f,s] LCM XXIII Ltd., 23A, A2, 144A, FRN, 3.595%, (3-month USD LIBOR
+ 1.85%), 10/20/29	United States	2,000,000	2,023,040
[f,s] LCM XXV Ltd., 25A, C2, 144A, FRN, 4.045%, (3-month USD LIBOR
+ 2.30%), 7/20/30	United States	443,666	449,487
[f,s] Long Point Park CLO Ltd.,
2017-1A, A2, 144A, FRN, 3.061%, (3-month USD LIBOR +
1.375%), 1/17/30	United States	5,800,000	5,797,506
2017-1A, B, 144A, FRN, 3.386%, (3-month USD LIBOR +
1.70%), 1/17/30	United States	2,700,000	2,699,109
2017-1A, C, 144A, FRN, 4.086%, (3-month USD LIBOR +
2.40%), 1/17/30	United States	3,100,000	3,100,248
[f,s] Madison Park Funding XXIII Ltd.,
2017-23A, B, 144A, FRN, 3.46%, (3-month USD LIBOR +
1.70%), 7/27/30	United States	3,840,000	3,894,186
2017-23A, C, 144A, FRN, 4.11%, (3-month USD LIBOR +
2.35%), 7/27/30	United States	1,000,000	1,016,311
[f,h,u] Madison Park Funding XXVII Ltd., 2018-27A, A1B, 144A, FRN,
4/20/30	United States	6,837,000	6,837,000
[f,s] Magnetite XVIII Ltd., 2016-18A, B, 144A, FRN, 3.166%, (3-
month USD LIBOR + 1.75%), 11/15/28	United States	6,000,000	6,051,300
[r] Merrill Lynch Mortgage Investors Trust, 2004-A1, M1, FRN, 3.62%,
2/25/34	United States	1,350,450	1,129,438
[f,s] Neuberger Berman CLO Ltd., 2017-26A, B, 144A, FRN, 2.892%,
(3-month USD LIBOR + 1.50%), 10/18/30	United States	5,772,370	5,774,044
[f,s] Neuberger Berman CLO XVI-S Ltd.,
2017-16SA, C, 144A, FRN, 3.322%, (3-month USD LIBOR +
1.60%), 1/15/28	United States	2,350,000	2,350,353
2017-16SA, D, 144A, FRN, 4.222%, (3-month USD LIBOR +
2.50%), 1/15/28	United States	650,000	650,130

|72

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[f,h,u] Neuberger Berman Loan Advisers CLO Ltd., 2018-27A, C, 144A,
FRN, 1/15/30	United States	4,900,000	$4,900,000
[f,s] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN,
4.145%, (3-month USD LIBOR + 2.40%), 7/20/30	United States	1,707,068	1,734,603
[f,s] Octagon Investment Partners 33 Ltd.,
2017-1A, A2, 144A, FRN, 2.901%, (3-month USD LIBOR +
1.50%), 1/20/31	United States	400,000	401,500
2017-1A, C, 144A, FRN, 4.151%, (3-month USD LIBOR +
2.75%), 1/20/31	United States	2,800,000	2,800,168
[f,h,u] Octagon Investment Partners 35 Ltd.,
2018-1A, A1B, 144A, FRN, 1/20/31	United States	3,325,000	3,325,000
2018-1A, B, 144A, FRN, 1/20/31	United States	450,000	450,000
[f,s] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN,
2.543%, (3-month USD LIBOR + 1.13%), 8/12/26	United States	6,500,000	6,536,985
[f,s] Octagon Investment Partners XXIII Ltd.,
2015-1A, A1, 144A, FRN, 3.142%, (3-month USD LIBOR +
1.42%), 7/15/27	United States	7,581,042	7,647,528
2015-1A, A2, 144A, FRN, 3.142%, (3-month USD LIBOR +
1.42%), 7/15/27	United States	7,197,192	7,258,512
[f,s] TCI-Cent CLO Income Note Issuer Ltd.,
2017-1A, B, 144A, FRN, 4.095%, (3-month USD LIBOR +
2.35%), 7/25/30	United States	3,069,687	3,090,346
2017-1A, C, 144A, FRN, 5.395%, (3-month USD LIBOR +
3.65%), 7/25/30	United States	1,000,000	1,017,260
[f,s] TCI-Flatiron CLO Ltd.,
2017-1A, B, 144A, FRN, 2.627%, (3-month USD LIBOR +
1.56%), 11/17/30	United States	3,500,000	3,514,525
2017-1A, C, 144A, FRN, 2.987%, (3-month USD LIBOR +
1.85%), 11/17/30	United States	2,800,000	2,810,948
2017-1A, D, 144A, FRN, 3.277%, (3-month USD LIBOR +
2.75%), 11/17/30	United States	11,800,000	11,803,304
[f,r] Towd Point Mortgage Trust,
2017-1, A2, 144A, FRN, 3.50%, 10/25/56	United States	8,862,000	8,950,991
2017-2, A1, 144A, FRN, 2.75%, 4/25/57	United States	5,676,278	5,646,300
[f,s] Voya CLO Ltd.,
2015-2A, A, 144A, FRN, 3.144%, (3-month USD LIBOR +
1.40%), 7/23/27	United States	4,840,000	4,868,362
2017-3A, B, 144A, FRN, 4.095%, (3-month USD LIBOR +
2.35%), 7/20/30	United States	3,091,704	3,127,753
Wells Fargo Mortgage Backed Securities Trust,
[r] 2004-W, A9, FRN, 3.708%, 11/25/34	United States	1,063,675	1,090,424
[t] 2007-3, 3A1, 5.50%, 4/25/22	United States	143,038	146,120
[f,s] West CLO Ltd.,
2014-1A, A2R, 144A, FRN, 3.084%, (3-month USD LIBOR +
1.35%), 7/18/26	United States	2,860,000	2,866,149
2014-1A, BR, 144A, FRN, 3.584%, (3-month USD LIBOR +
1.85%), 7/18/26	United States	5,060,000	5,095,521
			852,501,845
Real Estate 0.1%
[f,t] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50.	United States	1,999,535	1,988,204

|73

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Utilities 0.0%†
[f,s] Race Point IX CLO Ltd., 2015-9A, A1AR, 144A, FRN, 2.932%,
(3-month USD LIBOR + 1.21%), 10/15/30	United States	1,175,000	$1,185,164
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $869,541,626)			881,355,939

Mortgage-Backed Securities 24.3%
[v] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.0%†
FHLMC, 1.987%, (11th District COF +/- MBS Margin), 11/01/27	United States	1,497,634	1,510,543
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.6%
FHLMC 30 Year, 6.00%, 6/01/37	United States	41,415	46,543
FHLMC 30 Year, 6.50%, 8/01/25 - 11/01/31	United States	88,683	98,356
FHLMC 30 Year, 7.00%, 7/01/31	United States	6,301	6,561
FHLMC 30 Year, 8.00%, 2/01/30	United States	24,271	28,346
FHLMC 30 Year, 8.50%, 10/01/24	United States	4,607	5,061
FHLMC Gold 15 Year, 5.00%, 9/01/18	United States	4,880	4,960
FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	106,828	109,961
FHLMC Gold 15 Year, 6.00%, 10/01/21 - 9/01/22	United States	301,471	312,634
FHLMC Gold 30 Year, 3.00%, 9/01/46	United States	104,008,493	102,116,973
[w] FHLMC Gold 30 Year, 3.00%, 2/01/48	United States	15,000,000	14,698,829
FHLMC Gold 30 Year, 3.50%, 12/01/47	United States	93,953,640	94,923,333
[w] FHLMC Gold 30 Year, 3.50%, 2/01/48	United States	30,300,000	30,595,899
FHLMC Gold 30 Year, 4.00%, 8/01/47	United States	206,142,810	213,218,586
FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	1,901,565	2,008,565
FHLMC Gold 30 Year, 5.00%, 8/01/33 - 2/01/39	United States	11,368,334	12,295,437
FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	900,158	984,945
FHLMC Gold 30 Year, 6.00%, 5/01/33 - 4/01/38	United States	1,279,052	1,429,800
FHLMC Gold 30 Year, 6.50%, 4/01/28 - 3/01/39	United States	958,735	1,066,133
FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	73,973	82,873
FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	18,067	20,865
FHLMC Gold 30 Year, 8.50%, 8/01/30	United States	2,281	2,582
FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	561	566
FHLMC Gold 30 Year, 10.00%, 10/01/30	United States	6,609	6,633
			474,064,441
[v] Federal National Mortgage Association (FNMA) Adjustable Rate
0.1%
FNMA, 2.887%, (6-month USD LIBOR +/- MBS Margin), 10/01/32	United States	176,783	179,753
FNMA, 3.095% - 3.538%, (12-month USD LIBOR +/- MBS Margin),
2/01/34 - 3/01/37.	United States	1,156,719	1,205,170
FNMA, 2.949% - 3.672%, (US 1 Year CMT T-Note +/- MBS Margin),
5/01/25 - 10/01/36	United States	345,400	363,363
FNMA, 3.818%, (US 3 Year CMT T-Note +/- MBS Margin), 12/01/24 .	United States	10,877	11,120
FNMA, 1.987% - 4.108%, (11th District COF +/- MBS Margin),
12/01/27 - 9/01/34	United States	3,276,407	3,396,455
			5,155,861
Federal National Mortgage Association (FNMA) Fixed Rate 9.7%
[w] FNMA 15 Year, 3.00%, 2/01/33	United States	110,900,000	111,463,165
FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19	United States	25,837	26,074
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	United States	5,262	5,339
FNMA 15 Year, 5.50%, 12/01/22 - 12/01/23	United States	117,756	122,744

|74

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate
(continued)
FNMA 15 Year, 6.00%, 9/01/22	United States	54,588	$55,890
FNMA 30 Year, 3.00%, 8/01/46	United States	102,918,161	100,976,050
[w] FNMA 30 Year, 3.00%, 2/01/48	United States	15,000,000	14,703,515
FNMA 30 Year, 3.50%, 11/01/47	United States	125,980,543	127,385,065
[w] FNMA 30 Year, 3.50%, 2/01/48	United States	7,000,000	7,066,992
[w] FNMA 30 Year, 4.00%, 2/01/48	United States	50,000,000	51,646,616
FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	1,813,587	1,952,965
FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	6,627,108	7,297,702
FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38	United States	8,598,792	9,681,690
FNMA 30 Year, 6.50%, 8/01/28 - 5/01/37	United States	221,387	245,783
FNMA 30 Year, 7.00%, 11/01/25	United States	3,501	3,525
FNMA 30 Year, 7.50%, 1/01/30	United States	13,369	15,500
FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	74,420	88,615
FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	72,077	74,346
			432,811,576
[v] Government National Mortgage Association (GNMA) Adjustable
Rate 0.0%†
GNMA, 2.25% - 2.375%, (US 1 Year CMT T-Note +/- MBS Margin),
1/20/23 - 10/20/26	United States	39,365	40,349
Government National Mortgage Association (GNMA) Fixed Rate
3.9%
GNMA I SF 30 Year, 6.00%, 1/15/39	United States	196,535	218,733
GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38	United States	33,042	36,588
GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31	United States	34,169	38,467
GNMA I SF 30 Year, 7.50%, 1/15/22 - 5/15/26	United States	62,325	63,551
GNMA I SF 30 Year, 9.00%, 9/15/25 - 1/15/31	United States	1,502	1,542
GNMA II SF 30 Year, 3.00%, 7/20/47.	United States	72,403,469	71,798,129
GNMA II SF 30 Year, 3.50%, 9/20/47.	United States	81,429,624	82,989,615
[w] GNMA II SF 30 Year, 3.50%, 2/01/48.	United States	16,000,000	16,288,751
GNMA II SF 30 Year, 6.00%, 5/20/31.	United States	4,560	5,125
GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38	United States	429,645	489,581
GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33	United States	50,131	56,558
			171,986,640
Total Mortgage-Backed Securities
(Cost $1,109,097,496)			1,085,569,410

Municipal Bonds 1.8%
California State GO, Various Purpose, 6.00%, 11/01/39.	United States	2,385,000	2,557,746
Chicago Transit Authority Sales and Transfer Tax Receipts Revenue,
Pension Funding, Series A, 6.899%, 12/01/40	United States	800,000	1,072,080
Connecticut State GO, Series B, 5.00%, 4/15/18.	United States	650,000	654,647
Industry Public Facilities Authority Tax Allocation Revenue,
Transportation District, Industrial Redevelopment Project No. 2,
Refunding, Series B, AGMC Insured, 4.294%, 1/01/23	United States	10,000,000	10,244,200
Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%,
10/01/24	United States	5,760,000	6,367,334
New Jersey EDA Revenue, School Facilities Construction,
Refunding, Series NN, 5.00%, 3/01/30	United States	3,300,000	3,503,214
[h] Orlando Health Obligated Group, 3.777%, 10/01/28	United States	2,810,000	2,840,213

|75

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Municipal Bonds (continued)
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Ninety-First Series, 4.823%,
6/01/45	United States	4,570,000	$4,927,054
Consolidated, Refunding, One Hundred Ninety-Second Series,
4.81%, 10/15/65	United States	15,000,000	17,589,300
Providence St. Joseph Health Obligated Group, 2.746%, 10/01/26	United States	8,875,000	8,438,453
[x] Puerto Rico Electric Power Authority Power Revenue, Series A,
6.75%, 7/01/36	United States	12,000,000	4,290,000
San Jose RDA Successor Agency Tax Allocation, Senior, Refunding,
Series A-T, 3.226%, 8/01/27	United States	6,150,000	6,074,847
University of California Revenue, Limited Project, Refunding, Series
J, 4.131%, 5/15/45	United States	10,750,000	11,068,845
Total Municipal Bonds (Cost $83,061,873)			79,627,933

		Shares

Escrows and Litigation Trusts 0.0%
a,ab Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	43,500	—
a,ab NewPage Corp., Litigation Trust	United States	2,500,000	—
Total Escrows and Litigation Trusts (Cost $2,307)			—
Total Investments before Short Term Investments
(Cost $4,668,024,212)			4,642,919,483

Short Term Investments (Cost $60,918,665) 1.3%
Money Market Funds 1.3%
[c,y] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	United States	60,918,665	60,918,665
Total Investments (Cost $4,728,942,877) 105.4%			4,703,838,148
TBA Sale Commitments (1.0)%			(43,925,247)
Other Assets, less Liabilities (4.4)%			(198,554,423)
Net Assets 100.0%			$4,461,358,478

		Principal
		Amount*

TBA Sale Commitments (1.0)%
Federal National Mortgage Association (FNMA) Fixed Rate
(1.0)%
[z] FNMA 15 Year, 3.00%, 2/01/33	United States	7,000,000	(7,035,547)
[z] FNMA 30 Year, 3.50%, 2/01/48	United States	36,540,000	(36,889,700)
Total TBA Sale Commitments (Proceeds
$(44,406,141))			$(43,925,247)

|76

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
aaThe security is owned by FT Holdings Corporation I, a wholly-owned subsidiary of the Fund. See Note 8.
abFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
bSee Note 5 regarding restricted securities.
cSee Note 7 regarding investments in affiliated management investment companies.
dVariable rate security. The rate shown represents the yield at period end.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2018, the aggregate value of these securities was $37,672,023, representing 0.8% of net assets.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2018, the aggregate value of these securities was $987,318,039, representing 22.1% of net assets.
gPerpetual security with no stated maturity date.
hSecurity purchased on a when-issued basis.
iIncome may be received in additional securities and/or cash.
jThe coupon rate shown represents the rate at period end.
kA portion or all of the security purchased on a delayed delivery basis.
lA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
mPrincipal amount is stated in 100 Mexican Peso Units.
nThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
oRedemption price at maturity and coupon payment is adjusted for inflation.
pPrincipal amount is stated in 1,000 Brazilian Real Units.
qPrincipal amount of security is adjusted for inflation.
rAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
sThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
tThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
uThe coupon rate will be determined at time of issue.
vAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
wSecurity purchased on a to-be-announced (TBA) basis.
xDefaulted security or security for which income has been deemed uncollectible.
yThe rate shown is the annualized seven-day yield at period end.
zSecurity sold on a TBA basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

|77

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

At January 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts
Australian 10 Yr. Bond			Long	280	$28,786,030	3/15/18	$(572,943)
Canadian 10 Yr. Bond			Long	377	40,527,385	3/20/18	(768,827)
Euro-Bund			Short	304	59,938,794	3/08/18	974,946
Long Gilt			Long	321	55,636,609	3/27/18	(1,084,647)
U.S. Treasury 2 Yr. Note			Long	69	14,713,172	3/29/18	(93,458)
U.S. Treasury 5 Yr. Note			Long	2,798	320,961,205	3/29/18	(5,252,328)
U.S. Treasury 10 Yr. Note Ultra			Long	17	2,213,453	3/20/18	(49,983)
U.S. Treasury 30 Yr. Bond			Long	1,200	177,375,000	3/20/18	(6,340,740)
Total Futures Contracts.							$(13,187,980)

*As of period end.

At January 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Indian Rupee	JPHQ	Buy	720,000,000	$10,771,993	4/12/18	$446,980	$—
Indonesian Rupiah	JPHQ	Buy	90,600,000,000	6,569,978	4/12/18	185,972	—
Mexican Peso	JPHQ	Buy	221,000,000	11,590,099	4/12/18	154,783	—
Australian Dollar	DBAB	Sell	13,639,527	10,687,661	4/19/18	—	(300,765)
Australian Dollar	JPHQ	Buy	17,100,000	13,685,267	4/19/18	91,023	—
Australian Dollar	JPHQ	Sell	36,198,000	28,368,011	4/19/18	—	(794,220)
British Pound	DBAB	Buy	3,350,000	4,644,775	4/19/18	123,579	—
British Pound	DBAB	Sell	15,900,000	21,038,244	4/19/18	—	(1,593,644)
Canadian Dollar	JPHQ	Buy	17,000,000	13,666,693	4/19/18	166,456	—
Canadian Dollar	JPHQ	Sell	51,550,000	41,072,555	4/19/18	—	(874,436)
Euro	DBAB	Buy	39,501,000	47,502,542	4/19/18	1,791,335	—
Euro	DBAB	Sell	69,462,349	82,444,167	4/19/18	—	(4,238,917)
Euro	JPHQ	Sell	6,009,461	7,133,410	4/19/18	—	(365,884)
Indian Rupee	DBAB	Buy	631,935,000	9,571,872	4/19/18	267,367	—
Indian Rupee	JPHQ	Buy	260,000,000	3,939,991	4/19/18	108,214	—
Indonesian Rupiah	DBAB	Buy	139,844,100,000	10,181,587	4/19/18	241,550	—
Japanese Yen	DBAB	Buy	1,515,000,000	13,587,737	4/19/18	352,021	—
Japanese Yen	DBAB	Sell	1,515,000,000	13,665,885	4/19/18	—	(273,874)
Japanese Yen	JPHQ	Buy	5,492,000,000	49,443,457	4/19/18	1,089,319	—
Japanese Yen	JPHQ	Sell	5,492,000,000	49,573,882	4/19/18	—	(958,892)
Mexican Peso	JPHQ	Buy	153,000,000	7,782,260	4/19/18	339,225	—
Norwegian Krone	JPHQ	Buy	94,100,000	11,430,307	4/19/18	805,868	—
Philippine Peso	JPHQ	Buy	177,480,000	3,409,143	4/19/18	32,393	—
Polish Zloty	JPHQ	Buy	31,600,000	8,890,139	4/19/18	566,753	—
Singapore Dollar	JPHQ	Buy	7,880,000	5,976,443	4/19/18	41,409	—
Singapore Dollar	JPHQ	Sell	13,800,000	10,232,531	4/19/18	—	(306,347)

|78

FRANKLIN INVESTORS SECURITIES TRUST
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	JPHQ	Sell	11,300,000,000	$10,023,951	4/19/18	$—	$(555,385)
Swedish Krona	JPHQ	Buy	95,800,000	11,551,911	4/19/18	668,024	—
Japanese Yen	JPHQ	Sell	1,400,000,000	12,917,274	1/23/19	—	(231,367)
Total Forward Exchange Contracts						$7,472,271	$(10,493,731)
Net unrealized appreciation (depreciation)							$(3,021,460)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At January 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic							Unamortized
	Payment Rate							Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional			Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]		Value	(Receipts)	(Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[d]
Single Name
Government of
Turkey	(1.00)%	Quarterly		12/20/22	6,840,000		$188,908	$256,806	$(67,898)
OlinCorp	(1.00)%	Quarterly		12/20/21	3,800,000		(71,227)	77,927	(149,154)
Traded Index
CDX.NA.HY.29 .	(5.00)%	Quarterly		12/20/22	14,250,000		(1,274,858)	(984,653)	(290,205)
ITRX.EUR.28	(1.00)%	Quarterly		12/20/22	125,300,000	EUR	(4,422,493)	(3,131,457)	(1,291,036)
Contracts to Sell Protection[d,e]
Traded Index
CDX.EM.28	1.00%	Quarterly		12/20/22	44,232,000		(230,376)	(1,530,826)	1,300,450	Investment
										Grade
CDX.NA.IG.24 .	1.00%	Quarterly		6/20/25	25,000,000		269,337	(43,250)	312,587	Investment
										Grade
CDX.NA.IG.29 .	1.00%	Quarterly		12/20/22	139,300,000		3,520,870	2,715,234	805,636	Investment
										Grade
Total Centrally Cleared Swap Contracts.							$(2,019,839)	$(2,640,219)	$620,380
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
The AES Corp	(5.00)%	Quarterly	JPHQ	6/20/21	14,100,000		$(2,078,114)	$(1,061,888)	$(1,016,226)
The AES Corp	(5.00)%	Quarterly	JPHQ	6/20/22	13,275,000		(2,256,309)	(1,573,875)	(682,434)
Ally
Financial Inc .	(5.00)%	Quarterly	CITI	12/20/22	5,200,000		(973,350)	(927,168)	(46,182)
Ally
Financial Inc .	(5.00)%	Quarterly	JPHQ	12/20/22	8,800,000		(1,647,208)	(1,580,014)	(67,194)
Best Buy Co.
Inc	(5.00)%	Quarterly	BZWS	6/20/22	3,800,000		(708,005)	(571,251)	(136,754)

|79

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Buy Protection[d] (continued)
Single Name (continued)
Best Buy Co.
Inc	(5.00)%	Quarterly	CITI	6/20/22	9,900,000	$(1,844,540)	$(1,438,110)	$(406,430)
Best Buy Co.
Inc	(5.00)%	Quarterly	JPHQ	6/20/22	4,600,000	(857,059)	(713,562)	(143,497)
Bombardier Inc	(5.00)%	Quarterly	BZWS	6/20/22	13,500,000	(1,381,303)	(938,001)	(443,302)
CSC
Holdings LLC .	(5.00)%	Quarterly	GSCO	9/20/18	3,000,000	(108,577)	(39,246)	(69,331)
CSC
Holdings LLC .	(5.00)%	Quarterly	GSCO	3/20/19	9,000,000	(511,552)	(134,870)	(376,682)
The Gap Inc	(1.00)%	Quarterly	CITI	6/20/22	8,225,000	(47,871)	460,684	(508,555)
Kohl’s Corp	(1.00)%	Quarterly	BZWS	6/20/22	8,700,000	(50,864)	450,918	(501,782)
L Brands Inc	(1.00)%	Quarterly	CITI	6/20/22	8,225,000	168,430	489,523	(321,093)
Macy’s Retail
Holdings Inc .	(1.00)%	Quarterly	BZWS	6/20/22	7,775,000	252,032	512,685	(260,653)
Nabors
Industries Inc	(1.00)%	Quarterly	JPHQ	6/20/20	3,350,000	14,959	72,283	(57,324)
OlinCorp	(1.00)%	Quarterly	FBCO	6/20/21	5,000,000	(98,666)	265,866	(364,532)
OlinCorp	(1.00)%	Quarterly	GSCO	6/20/21	5,000,000	(98,666)	263,374	(362,040)
PHHCorp	(5.00)%	Quarterly	GSCO	9/20/19	5,400,000	(442,658)	15,332	(457,990)
Sanmina Corp	(5.00)%	Quarterly	BZWS	6/20/19	3,600,000	(264,316)	(221,793)	(42,523)
Sanmina Corp	(5.00)%	Quarterly	GSCO	6/20/19	7,500,000	(550,659)	(456,314)	(94,345)
Springleaf
Finance Corp	(5.00)%	Quarterly	GSCO	6/20/20	700,000	(69,287)	(20,154)	(49,133)
Target Corp	(1.00)%	Quarterly	CITI	6/20/22	18,300,000	(550,454)	(263,137)	(287,317)
Tenet
Healthcare
Corp	(5.00)%	Quarterly	BZWS	3/20/19	2,325,000	(112,552)	(63,697)	(48,855)
Tenet
Healthcare
Corp	(5.00)%	Quarterly	GSCO	3/20/19	7,335,000	(355,085)	(170,790)	(184,295)
Contracts to Sell Protection[d,e]
Single Name
Capital One
Financial
Corp	1.00%	Quarterly	JPHQ	12/20/22	5,200,000	100,331	88,139	12,192	BBB
Goldman Sachs
Group Inc	1.00%	Quarterly	BZWS	12/20/22	7,850,000	193,335	145,190	48,145	BBB+
Goldman Sachs
Group Inc	1.00%	Quarterly	JPHQ	12/20/22	6,150,000	151,466	112,183	39,283	BBB+
Government of
Colombia	1.00%	Quarterly	CITI	12/20/22	11,400,000	69,588	(120,951)	190,539	BBB-
Government of
Indonesia	1.00%	Quarterly	JPHQ	12/20/22	11,400,000	109,677	(7,711)	117,388	BBB-

|80

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Single Name (continued)
Government of
Mexico	1.00%	Quarterly	CITI	6/20/20	8,400,000	$106,498	$(47,936)	$154,434	BBB+
Government of
Mexico	1.00%	Quarterly	CITI	12/20/22	11,400,000	28,354	(56,852)	85,206	BBB+
Morgan Stanley .	1.00%	Quarterly	BZWS	12/20/22	8,800,000	223,315	181,894	41,421	BBB+
Nabors
Industries Inc	1.00%	Quarterly	JPHQ	6/20/22	3,350,000	(214,375)	(384,431)	170,056	BB
Prudential
Financial Inc .	1.00%	Quarterly	BOFA	12/20/21	8,800,000	222,667	(101,135)	323,802	A
Simon Property
GroupLP	1.00%	Quarterly	CITI	6/20/22	13,800,000	293,436	33,763	259,673	A
Simon Property
GroupLP	1.00%	Quarterly	JPHQ	6/20/22	20,950,000	445,471	181,171	264,300	A
Traded Index
[f]Citibank
Bespoke
Cambridge
Index, Equity
Tranche 0-3% .	0.00%	Quarterly	CITI	12/20/19	10,400,000	(1,738,544)	(1,604,621)	(133,923)	Non-
									Investment
									Grade
[f]Citibank
Bespoke Hong
Kong Index,
Mezzanine
Tranche 3-5% .	1.00%	Quarterly	CITI	12/20/18	13,100,000	29,322	(248,124)	277,446	Non-
									Investment
									Grade
[f]Citibank
Bespoke Index,
Mezzanine
Tranche 5-8% .	0.50%	Quarterly	CITI	6/20/18	20,600,000	(33,972)	—	(33,972)	Non-
									Investment
									Grade
[f]Citibank
Bespoke
Lisbon Index,
Equity Tranche
0-3%	0.00%	Quarterly	CITI	6/20/19	3,600,000	(366,272)	(589,268)	222,996	Non-
									Investment
									Grade

|81

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank
Bespoke
Verona Index,
Equity Tranche
0-3%	0.00%	Quarterly	CITI	12/20/19	7,500,000	$(1,310,329)	$(1,420,449)	$110,120	Non-
									Investment
									Grade
[f]Citibank
Bespoke
Verona Index,
Mezzanine
Tranche
7-15%	0.40%	Quarterly	CITI	12/20/19	21,000,000	34,033	—	34,033	Non-
									Investment
									Grade
MCDX.NA.29	1.00%	Quarterly	CITI	12/20/22	2,325,000	68,914	55,331	13,583	Investment
									Grade
Total OTC Swap Contracts.						$(16,158,759)	$(11,427,012)	$(4,731,747)
Total Credit Default Swap Contracts						$(18,178,598)	$(14,067,231)	$(4,111,367)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table belowsummarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Pledged
Counterparty	(Received)
BOFA	$(221,000)
BZWS	2,740,000
CITI	6,590,000
DBAB	3,530,000
FBCO	100,000
GSCO	2,070,000
HSBK	660,000
JPHQ	2,160,000
Total collateral	$17,629,000

bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eThe Fund enters contracts to sell protection to create a long credit position.
fRepresents a custom index comprised of a basket of underlying issuers.

|82

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

At January 31, 2018, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts
								Value/
								Unrealized
		Payment	Counter-	Maturity		Notional		Appreciation
Description	Frequency		party	Date		Amount		(Depreciation)
OTC Swap Contracts
Receive Fixed 3.045%	Semi-Annual				11,760,000		USD
Pay Fixed 1.125%		Annual	CITI	12/15/21	10,500,000		EUR	$(1,652,964)
Receive Floating 3-month USD LIBOR + 1.44%	Quarterly				1,428,000		USD
Pay Fixed 1.50%		Annual	HSBK	11/26/25	1,200,000		EUR	(34,818)
Receive Floating 3-month USD LIBOR + 1.395%	Quarterly				10,277,000		USD
Pay Fixed 1.50%		Annual	HSBK	11/26/25	8,600,000		EUR	(236,709)
Receive Floating 3-month USD LIBOR + 1.415%	Quarterly				12,209,400		USD
Pay Fixed 1.50%		Annual	HSBK	11/26/25	10,200,000		EUR	(257,864)
Total Cross Currency Swap Contracts								$(2,182,355)

At January 31, 2018, the Fund had the following inflation index swap contracts outstanding. See Note 3.

Inflation Index Swap Contracts
								Value/
								Unrealized
		Payment		Maturity		Notional		Appreciaton
Description		Frequency	Counterparty		Date	Amount		(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.96%	At maturity			8/31/24		$24,600,000		$254,388
OTC Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.782%	At maturity			JPHQ	5/27/24	35,700,000		180,434
Total Inflation Index Swap Contracts								$434,822

At January 31, 2018, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
								Value/
								Unrealized
		Payment		Maturity		Notional		Appreciation
Underlying Instruments	Financing Rate	Frequency		Counterparty	Date	Value		(Depreciation)
OTC Swap Contracts
Long[a]
BloombergBarclaysUSAggregateBondIndex	1-monthUSDLIBOR+0.22%	Monthly		BZWS	9/28/18	$100,000,000		$(1,059,349)
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly		CITI	6/20/18	68,000,000		1,284,064
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly		CITI	9/20/18	25,000,000		29,354
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly		GSCO	9/20/18	14,250,000		11,736
TotalTotal Return Swap Contracts								$265,805

[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.

See Abbreviations on page 94.

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Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eight separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values,

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into inflation index swap contracts primarily to manage inflation risk. An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Franklin Balanced Fund – Options

Franklin Floating Rate Daily Access Fund – Swaps

Franklin Low Duration Total Return Fund – Futures, forwards and swaps

Franklin Total Return Fund – Futures, forwards, swaps and VRI

4. MORTGAGE DOLLAR ROLLS

Franklin Low Duration Total Return Fund and Franklin Total Return Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale.

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. MORTGAGE DOLLAR ROLLS (continued)

During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. RESTRICTED SECURITIES

At January 31, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Low Duration Total Return Fund
12,326,925	Holdco 2, A	4/15/13 - 2/01/17	$92,078	$10,410
1,226,701	Holdco 2, B	2/01/17	911	1,036
934,308	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%,
	12/31/22	4/15/13 - 12/29/17	1,605,552	27,955
163,027	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%,
	12/31/22	2/01/17 - 12/29/17	158,276	123,599
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$1,856,817	$163,000
Franklin Total Return Fund
28,762,824	Holdco 2, A	4/15/13 - 2/01/17	$221,469	$24,290
2,862,311	Holdco 2, B	2/01/17	2,125	2,417
2,180,053	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%,
	12/31/22	4/15/13 - 12/29/17	3,842,172	65,228
380,400	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%,
	12/31/22	2/01/17 - 12/29/17	369,310	288,401
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$4,435,076	$380,336

†Rounds to less than 0.1% of net assets.

6. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

At January 31, 2018, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Franklin Floating Rate Daily Access Fund
BMC Software Finance, Inc., Non-Extended U.S. Revolving Commitment.	$13,901,795
Appvion, Inc., NM Term Loans	6,254,446
$20,156,241
Franklin Low Duration Total Return Fund
BMC Software Finance, Inc., Non-Extended U.S. Revolving Commitment.	$2,343,156
Franklin Total Return Fund
BMC Software Finance, Inc., Non-Extended US Revolving Commitment	$5,118,379

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of					Net Change in
	Shares Held			Shares	Value				Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized		Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)		(Depreciation)

Franklin Adjustable U.S. Government Securities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%.	33,319,558	80,820,799	(91,984,430)	22,155,927	$22,155,927	$32,010	$—		$—

Franklin Balanced Fund
Controlled Affiliates
Franklin FTSE Europe Hedged ETF	—	1,200,000	—	1,200,000	$30,240,000	$16,090	$—		$292,000
Franklin FTSE Japan Hedged ETF.	—	1,200,000	—	1,200,000	32,190,240	12,810	—		621,240
Franklin Liberty Investment Grade Corporate
ETF	750,000	250,000	—	1,000,000	24,559,900	168,489	—		(179,475)
Total Controlled Affiliates					$86,990,140	$197,389	$—		$733,765

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%.	101,275,128	324,150,400	(340,791,819)	84,633,709	$84,633,709	$164,585	$—		$—
Total Affiliated Securities.					$171,623,849	$361,974	$—		$733,765

Franklin Convertible Securities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%.	69,852,661	240,869,569	(208,084,417)	102,637,813	$102,637,813	$225,595	$—		$—

Franklin Equity Income Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%.	36,691,548	176,536,707	(142,766,686)	70,461,569	$70,461,569	$132,835	$—		$—

Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate Fund	5,419,982	278,235	—	5,698,217	$57,665,958	$1,292,135	$1,510,184	[a]	$(1,612,574)
Franklin Middle Tier Floating Rate Fund	5,706,221	106,550	—	5,812,771	56,732,640	1,034,825	—		(337,273)
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%.	368,263,476	386,719,774	(402,747,523)	352,235,727	352,235,727	789,752	—		—
Total Affiliated Securities.					$466,634,325	$3,116,712	$1,510,184		$(1,949,847)

Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate Fund	1,893,663	—	—	1,893,663	$19,163,872	$443,384	$523,977	[a]	$(568,099)
Franklin Middle Tier Floating Rate Fund	2,389,308	—	—	2,389,308	23,319,642	430,649	—		(143,358)
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%.	79,803,015	327,990,984	(314,476,952)	93,317,047	93,317,047	158,337	—		—
Total Affiliated Securities.					$135,800,561	$1,032,370	$523,977		$(711,457)

Franklin Real Return Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating Rate Fund	305,899	15,703	—	321,602	$3,254,611	$72,927	$85,233	[a]	$(91,012)
Franklin Middle Tier Floating Rate Fund	112,671	2,104	—	114,775	1,120,203	20,433	—		(6,660)
Total Affiliated Securities.					$4,374,814	$93,360	$85,233		$(97,672)

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)

	Number of			Number of					Net Change in
	Shares Held			Shares	Value				Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized		Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)		(Depreciation)

Franklin Total Return Fund
Controlled Affiliates
Franklin Flexible Alpha Bond Fund, Class R6	10,172,940	—	—	10,172,940	$100,203,459	$544,435	$98,678	[a]	$—

Non-Controlled Affiliates
Franklin Liberty Investment Grade Corporate
ETF	400,000	—	—	400,000	$9,823,960	$81,396	$—		$(88,040)
Franklin Lower Tier Floating Rate Fund	997,589	—	—	997,589	10,095,601	233,577	276,033	[a]	(299,277)
Franklin Middle Tier Floating Rate Fund	1,889,310	—	—	1,889,310	18,439,667	340,529	—		(113,359)
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%.	122,271,638	265,992,630	(327,345,603)	60,918,665	60,918,665	190,994	—		—
Total Non-Controlled Affiliates					$99,277,893	$846,496	$276,033		$(500,676)
Total Affiliated Securities.					$199,481,352	$1,390,931	$374,711		$(500,676)

[a]Includes realized gain distributions received.

8. INVESTMENTS IN FT HOLDINGS CORPORATION I (FT SUBSIDIARY)

Franklin Total Return Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At January 31, 2018, the FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At January 31, 2018, the net assets of the FT Subsidiary were $7,149,260, representing 0.2% of the Fund’s consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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A summary of inputs used as of January 31, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:
Mortgage-Backed Securities	$—	$881,481,247	$—	$881,481,247
Short Term Investments	22,155,927	—	—	22,155,927
Total Investments in Securities	$22,155,927	$881,481,247	$—	$903,637,174

Franklin Balanced Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,029,151,749	$—	$—	$2,029,151,749
Equity-Linked Securities	—	290,848,415	—	290,848,415
Convertible Bonds	—	15,665,460	—	15,665,460
Corporate Bonds	—	1,147,782,079	—	1,147,782,079
Short Term Investments	84,633,709	—	—	84,633,709
Total Investments in Securities	$2,113,785,458	$1,454,295,954	$—	$3,568,081,412

Liabilities:
Other Financial Instruments:
Options Written	$3,246,000	$—	$—	$3,246,000

Franklin Convertible Securities Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Staples	$7,875,000	$46,307,340	$—	$54,182,340
Information Technology	—	57,837,882	—	57,837,882
All Other Equity Investments.	268,229,515	—	—	268,229,515
Convertible Bonds	—	2,027,401,608	—	2,027,401,608
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	102,637,813	—	—	102,637,813
Total Investments in Securities	$378,742,328	$2,131,546,830	$—	$2,510,289,158

Franklin Equity Income Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,038,197,882	$—	$—	$2,038,197,882
Equity-Linked Securities	—	211,497,320	—	211,497,320
Short Term Investments	70,461,569	—	—	70,461,569
Total Investments in Securities	$2,108,659,451	$211,497,320	$—	$2,320,156,771

Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Oil & Gas Exploration & Production	$—	$9,521,116	$—	$9,521,116
All Other Equity Investments.	114,398,598	—	—	114,398,598
Corporate Bonds	—	15,293,032	—	15,293,032
Senior Floating Rate Interests	—	2,666,183,329	—	2,666,183,329
Asset-Backed Securities.	—	349,455,983	—	349,455,983
Short Term Investments	352,235,727	35,173,476	—	387,409,203
Total Investments in Securities	$466,634,325	$3,075,626,936	$—	$3,542,261,261

Other Financial Instruments:
Unfunded Loan Commitments.	$—	$457,536	$—	$457,536

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FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2		Level 3	Total
Franklin Floating Rate Daily Access Fund (continued)
Liabilities:
Other Financial Instruments:
Swap Contracts.	$—	$1,048,888		$—	$1,048,888

Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Materials	$22,275	$292		$—	$22,567
Retailing	—	—		11,446	11,446
All Other Equity Investments.	97,809,029	—		—	97,809,029
Corporate Bonds	—	971,661,774		—	971,661,774
Senior Floating Rate Interests	—	107,810,695		—	107,810,695
Foreign Government and Agency Securities	—	35,191,430		—	35,191,430
U.S. Government and Agency Securities	—	607,984,375		—	607,984,375
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	718,647,781	[c]	—	718,647,781
Mortgage-Backed Securities	—	30,141,915		—	30,141,915
Municipal Bonds	—	22,670,678		—	22,670,678
Escrows and Litigation Trusts	—	—		—[c]	—
Short Term Investments	93,317,047	—		—	93,317,047
Total Investments in Securities	$191,148,351	$2,494,108,940		$11,446	$2,685,268,737

Other Financial Instruments:
Futures Contracts	$713,503	$—		$—	$713,503
Forward Exchange Contracts	—	1,684,625		—	1,684,625
Swap Contracts.	—	1,572,389		—	1,572,389
Unfunded Loan Commitments.	—	41,541		—	41,541
Total Other Financial Instruments	$713,503	$3,298,555		$—	$4,012,058

Liabilities:
Other Financial Instruments:
Futures Contracts	$3,059,289	$—		$—	$3,059,289
Forward Exchange Contracts	—	3,067,900		—	3,067,900
Swap Contracts.	—	5,402,742		—	5,402,742
Total Other Financial Instruments	$3,059,289	$8,470,642		$—	$11,529,931

Franklin Real Return Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$45,527,869	$—		$—	$45,527,869
Senior Floating Rate Interests	—	2,009,823		—	2,009,823
Foreign Government and Agency Securities	—	1,237,585		—	1,237,585
U.S. Government and Agency Securities	—	139,405,395		—	139,405,395
Short Term Investments	—	22,635,426		—	22,635,426
Total Investments in Securities	$45,527,869	$165,288,229		$—	$210,816,098

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FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Total Return Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Services	$—	$—	$280,416	$280,416
Materials	111,681	1,464	—	113,145
Retailing	—	—	26,707	26,707
All Other Equity Investments.	167,598,143	—	—	167,598,143
Corporate Bonds	—	1,615,698,002	—	1,615,698,002
Senior Floating Rate Interests	—	122,641,971	—	122,641,971
Foreign Government and Agency Securities	—	83,650,882	—	83,650,882
U.S. Government and Agency Securities	—	606,356,935	—	606,356,935
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	881,342,407	13,532	881,355,939
Mortgage-Backed Securities	—	1,085,569,410	—	1,085,569,410
Municipal Bonds	—	79,627,933	—	79,627,933
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	60,918,665	—	—	60,918,665
Total Investments in Securities	$228,628,489	$4,474,889,004	$320,655	$4,703,838,148

Other Financial Instruments:
Futures Contracts	$974,946	$—	$—	$974,946
Forward Exchange Contracts	—	7,472,271	—	7,472,271
Swap Contracts.	—	6,543,266	—	6,543,266
Unfunded Loan Commitments.	—	90,743	—	90,743
Total Other Financial Instruments	$974,946	$14,106,280	$—	$15,081,226

Liabilities:
Other Financial Instruments:
TBA Sales Commitments	$—	$43,925,247	$—	$43,925,247
Futures Contracts	14,162,926	—	—	14,162,926
Forward Exchange Contracts	—	10,493,731	—	10,493,731
Swap Contracts.	—	12,136,361	—	12,136,361
Total Other Financial Instruments	$14,162,926	$66,555,339	$—	$80,718,265

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred, convertible preferred stocks and management investment companies as well as other equity interests.
cIncludes securities determined to have no value at January 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

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FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	BRL	Brazilian Real	ADR	American Depositary Receipt
BZWS	Barclays Bank PLC	EUR	Euro	AGMC	Assured Guaranty Municipal Corp.
CITI	Citigroup, Inc.	JPY	Japanese Yen	ARM	Adjustable Rate Mortgage
DBAB	Deutsche Bank AG	MXN	Mexican Peso	CDO	Collateralized Debt Obligation
FBCO	Credit Suisse Group AG	USD	United States Dollar	CLO	Collateralized Loan Obligation
GSCO	The Goldman Sachs Group, Inc.			CMT	Constant Maturity Treasury Index
HSBK	HSBC Bank PLC			COF	Cost of Funds
JPHQ	JP Morgan Chase & Co.			EDA	Economic Development Authority
MSCO	Morgan Stanley			ETF	Exchange Traded Fund
				FRN	Floating Rate Note
				GDP	Gross Domestic Product
				GO	General Obligation
				IO	Interest Only
				LIBOR	London InterBank Offered Rate
				MBS	Mortgage-Backed Security
				MFM	Multi-Family Mortgage
				PIK	Payment-In-Kind
				REIT	Real Estate Investment Trust
				SF	Single Family
				SPDR	S&P Depositary Receipt
				TBD	To be determined
				T-Bill	Treasury Bill
				T-Note	Treasury Note
				VRI	Value Recovery Instruments

Index
CDX.EM.Series number	CDX Emerging Markets Index
CDX.NA.HY.Series number	CDX North America High Yield Index
CDX.NA.IG.Series number	CDX North America Investment Grade Index
ITRX.EUR.Series number	iTraxx Europe Index
MCDX.NA.Series number	MCDX North America Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|94

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2018

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 28, 2018